Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.0%
Adient PLC *	15,047	343,974
Aptiv PLC *	3,090	209,935
BorgWarner, Inc.	14,651	1,052,235
Dana, Inc.	11,193	396,344
Dauch Corp. *	26,938	178,868
Dorman Products, Inc. *	612	75,839
Ford Motor Co.	420,397	7,331,724
Fox Factory Holding Corp. *	4,032	72,737
General Motors Co.	106,853	8,894,444
Gentex Corp.	11,412	275,714
Gentherm, Inc. *	2,058	71,392
Goodyear Tire & Rubber Co. *	51,890	316,529
Harley-Davidson, Inc.	10,471	253,189
LCI Industries	1,758	191,657
Lear Corp.	6,823	976,508
Patrick Industries, Inc.	1,450	131,254
Phinia, Inc.	2,600	200,876
Rivian Automotive, Inc., Class A *	2,798	45,607
Standard Motor Products, Inc.	1,497	58,667
Tesla, Inc. *	9,552	4,162,666
Thor Industries, Inc.	5,286	418,017
Versigent PLC *	1,025	45,223
Visteon Corp.	1,226	145,024
Winnebago Industries, Inc.	5,165	153,349
		26,001,772

Banks 5.2%
Ameris Bancorp	1,360	114,662
Associated Banc-Corp.	4,486	124,756
Atlantic Union Bankshares Corp.	3,145	118,315
Axos Financial, Inc. *	889	77,263
BancFirst Corp.	98	10,808
Bancorp, Inc. *	654	36,075
Bank of America Corp.	206,518	10,656,329
Bank of Hawaii Corp.	1,125	86,175
Bank OZK	3,817	184,705
BankUnited, Inc.	3,786	175,633
Banner Corp.	929	60,385
Beacon Financial Corp.	2,283	66,412
BOK Financial Corp.	672	86,043
Capitol Federal Financial, Inc.	5,147	39,992
Cathay General Bancorp	2,227	128,409
Citigroup, Inc.	83,288	10,485,959
Citizens Financial Group, Inc.	16,590	1,032,893
City Holding Co.	281	34,931
Columbia Banking System, Inc.	6,486	192,245
Commerce Bancshares, Inc.	2,420	126,372
Community Financial System, Inc.	1,180	75,095
Cullen/Frost Bankers, Inc.	1,148	155,577
Customers Bancorp, Inc. *	931	69,955
CVB Financial Corp.	4,040	82,254
Dime Community Bancshares, Inc.	1,231	46,064
Eagle Bancorp, Inc.	2,807	76,603
East West Bancorp, Inc.	2,807	343,970
Eastern Bankshares, Inc.	1,949	38,454
Enterprise Financial Services Corp.	904	54,791
SECURITY	NUMBER OF SHARES	VALUE ($)
FB Financial Corp.	671	35,355
Fifth Third Bancorp	29,716	1,483,720
First BanCorp	1,395	33,452
First Bancorp/Southern Pines NC	747	43,946
First Busey Corp.	1,931	52,851
First Citizens BancShares, Inc., Class A	176	350,330
First Commonwealth Financial Corp.	2,707	51,271
First Financial Bancorp	2,956	90,927
First Financial Bankshares, Inc.	1,795	58,661
First Hawaiian, Inc.	4,572	123,353
First Horizon Corp.	13,087	317,098
First Interstate BancSystem, Inc., Class A	3,300	117,480
First Merchants Corp.	1,667	67,180
Flagstar Bank NA	16,146	227,013
FNB Corp.	10,227	178,768
Fulton Financial Corp.	4,955	107,474
Glacier Bancorp, Inc.	2,173	103,326
Hancock Whitney Corp.	2,157	146,935
Hilltop Holdings, Inc.	2,526	95,281
Home BancShares, Inc.	4,386	117,369
Hope Bancorp, Inc.	6,437	80,720
Huntington Bancshares, Inc.	52,276	855,235
Independent Bank Corp.	1,080	85,406
International Bancshares Corp.	1,171	84,499
JPMorgan Chase & Co.	56,708	16,973,271
KeyCorp	37,296	795,524
Lakeland Financial Corp.	509	30,861
M&T Bank Corp.	3,944	852,338
Mechanics Bancorp, Class A	1,921	28,277
National Bank Holdings Corp., Class A	917	38,358
NBT Bancorp, Inc.	1,144	52,899
Northwest Bancshares, Inc.	4,654	65,854
OceanFirst Financial Corp.	2,211	41,545
OFG Bancorp	415	18,907
Old National Bancorp	6,381	153,208
Park National Corp.	292	50,096
Pathward Financial, Inc.	439	36,103
Pinnacle Financial Partners, Inc.	2,963	289,604
PNC Financial Services Group, Inc.	11,793	2,607,668
Popular, Inc.	579	85,999
Preferred Bank	407	38,999
Prosperity Bancshares, Inc.	2,472	170,469
Provident Financial Services, Inc.	3,039	67,435
Regions Financial Corp.	28,536	799,008
Renasant Corp.	1,644	66,944
S&T Bancorp, Inc.	1,052	47,435
Seacoast Banking Corp. of Florida	1,343	40,706
ServisFirst Bancshares, Inc.	633	49,368
Simmons First National Corp., Class A	5,627	120,699
Southside Bancshares, Inc.	1,195	39,148
Southstate Bank Corp.	1,930	182,868
Texas Capital Bancshares, Inc. *	908	90,337
Towne Bank	1,683	57,340
TriCo Bancshares	802	40,742
Triumph Financial, Inc. *	601	42,821
Truist Financial Corp.	48,770	2,351,202
Trustmark Corp.	1,520	67,123
U.S. Bancorp	52,987	2,906,337
UMB Financial Corp.	1,010	132,573
United Bankshares, Inc.	3,620	157,144

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Community Banks, Inc.	2,693	88,734
Valley National Bancorp	15,026	206,908
WaFd, Inc.	2,811	99,959
Webster Financial Corp.	3,735	271,609
Wells Fargo & Co.	106,936	8,291,817
WesBanco, Inc.	2,363	81,878
Westamerica BanCorp	708	39,287
Western Alliance Bancorp	2,376	189,248
Wintrust Financial Corp.	1,236	185,684
WSFS Financial Corp.	1,481	105,817
Zions Bancorp NA	7,174	448,016
		69,286,942

Capital Goods 6.7%
3M Co.	14,373	2,200,937
A.O. Smith Corp.	3,809	216,046
AAON, Inc.	577	80,896
AAR Corp. *	1,035	116,562
Acuity, Inc.	972	296,567
Advanced Drainage Systems, Inc.	1,495	208,044
Aebi Schmidt Holding AG	193	2,409
AECOM	3,900	270,543
AerCap Holdings NV	1,068	148,869
AeroVironment, Inc. *	154	31,915
AGCO Corp.	4,400	494,032
Alamo Group, Inc.	373	56,215
Albany International Corp., Class A	1,514	97,941
Allegion PLC	379	49,297
Allison Transmission Holdings, Inc.	2,942	334,005
AMETEK, Inc.	2,762	623,798
API Group Corp. *	3,869	158,629
Apogee Enterprises, Inc.	2,148	82,505
Applied Industrial Technologies, Inc.	784	238,187
Arcosa, Inc.	1,322	167,563
Armstrong World Industries, Inc.	577	91,108
Astec Industries, Inc.	1,313	66,123
ATI, Inc. *	1,563	273,775
Atkore, Inc.	3,586	296,957
Atmus Filtration Technologies, Inc.	1,181	55,247
Axon Enterprise, Inc. *	65	29,167
AZZ, Inc.	592	80,222
BlueLinx Holdings, Inc. *	1,767	91,866
Boeing Co. *	1,775	410,291
Boise Cascade Co.	4,892	341,070
Builders FirstSource, Inc. *	9,802	747,501
BWX Technologies, Inc.	881	172,570
Carlisle Cos., Inc.	1,222	421,358
Carpenter Technology Corp.	359	168,364
Carrier Global Corp.	15,253	974,209
Caterpillar, Inc.	8,473	7,421,246
Centuri Holdings, Inc. *	462	14,202
Chart Industries, Inc. *	459	95,389
CNH Industrial NV	54,254	553,933
Columbus McKinnon Corp.	2,843	45,374
Comfort Systems USA, Inc.	212	387,581
Construction Partners, Inc., Class A *	324	37,736
Core & Main, Inc., Class A *	3,764	186,130
Crane Co.	660	120,780
CSW Industrials, Inc.	169	46,808
Cummins, Inc.	3,306	2,137,759
Curtiss-Wright Corp.	400	299,044
Deere & Co.	6,254	3,390,794
DNOW, Inc. *	9,672	123,705
Donaldson Co., Inc.	2,690	220,230
Douglas Dynamics, Inc.	959	42,723
Dover Corp.	3,023	638,941
Ducommun, Inc. *	397	60,431
DXP Enterprises, Inc. *	404	58,604
SECURITY	NUMBER OF SHARES	VALUE ($)
Dycom Industries, Inc. *	564	287,640
Eaton Corp. PLC	4,573	1,831,944
EMCOR Group, Inc.	700	578,774
Emerson Electric Co.	12,023	1,729,148
Enerpac Tool Group Corp.	917	30,710
EnerSys	1,541	351,302
Enpro, Inc.	346	106,219
Esab Corp.	969	89,565
ESCO Technologies, Inc.	290	84,651
Everus Construction Group, Inc. *	1,934	287,721
Fastenal Co.	16,735	739,687
Federal Signal Corp.	877	93,576
Ferguson Enterprises, Inc.	5,263	1,189,280
Flowserve Corp.	3,092	233,477
Fluor Corp. *	7,413	339,219
Fortive Corp.	6,533	381,005
Fortune Brands Innovations, Inc.	6,618	257,705
Franklin Electric Co., Inc.	1,173	115,400
FTAI Aviation Ltd.	534	139,022
Gates Industrial Corp. PLC *	8,681	225,012
GATX Corp.	901	152,341
GE Vernova, Inc.	793	767,878
Generac Holdings, Inc. *	1,414	392,965
General Dynamics Corp.	6,388	2,215,486
General Electric Co.	6,194	2,005,369
Gibraltar Industries, Inc. *	1,494	57,743
Graco, Inc.	2,757	208,016
GrafTech International Ltd. *	7,256	72,415
Granite Construction, Inc.	1,102	150,798
Greenbrier Cos., Inc.	2,259	106,421
Griffon Corp.	1,112	97,834
Hayward Holdings, Inc. *	4,527	63,876
HEICO Corp.	472	164,341
Helios Technologies, Inc.	1,085	90,153
Herc Holdings, Inc.	1,624	215,992
Hexcel Corp.	1,939	174,103
Hillman Solutions Corp. *	8,111	60,508
Honeywell International, Inc.	14,758	3,510,338
Howmet Aerospace, Inc.	2,223	574,090
Hubbell, Inc.	771	365,153
Huntington Ingalls Industries, Inc.	1,468	452,394
Hyster-Yale, Inc.	209	7,591
IDEX Corp.	1,581	333,322
IES Holdings, Inc. *	19	12,889
Illinois Tool Works, Inc.	5,506	1,361,524
Ingersoll Rand, Inc.	5,391	386,211
Insteel Industries, Inc.	1,363	37,469
ITT, Inc.	1,455	283,725
Janus International Group, Inc. *	6,488	34,646
JBT Marel Corp.	652	87,622
JELD-WEN Holding, Inc. *	37,591	81,197
Johnson Controls International PLC	11,474	1,538,204
Kadant, Inc.	192	61,283
Kennametal, Inc.	5,508	180,662
Kratos Defense & Security Solutions, Inc. *	672	43,095
L3Harris Technologies, Inc.	6,023	1,898,329
Lennox International, Inc.	378	189,816
Lincoln Electric Holdings, Inc.	1,094	282,788
Lindsay Corp.	326	35,629
Lockheed Martin Corp.	8,050	4,270,122
Manitowoc Co., Inc. *	4,738	56,051
Masco Corp.	7,023	493,366
MasTec, Inc. *	1,240	469,179
Masterbrand, Inc. *	20,312	176,308
McGrath RentCorp	623	67,901
Mercury Systems, Inc. *	835	93,269
Middleby Corp. *	1,680	260,417
Miller Industries, Inc.	925	44,317

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Modine Manufacturing Co. *	642	179,060
Moog, Inc., Class A	653	235,060
MSC Industrial Direct Co., Inc., Class A	2,428	265,793
Mueller Industries, Inc.	2,855	367,153
Mueller Water Products, Inc., Class A	2,856	72,000
MYR Group, Inc. *	462	214,858
Nextpower, Inc., Class A *	703	109,949
Nordson Corp.	946	271,814
Northrop Grumman Corp.	3,852	2,171,295
NPK International, Inc. *	2,956	42,921
nVent Electric PLC	2,487	415,304
Oshkosh Corp.	2,940	382,200
Otis Worldwide Corp.	6,400	453,376
Owens Corning	5,367	675,276
PACCAR, Inc.	16,452	1,815,807
Parker-Hannifin Corp.	1,323	1,117,445
Pentair PLC	2,792	197,785
Primoris Services Corp.	1,167	146,785
Proto Labs, Inc. *	893	67,654
Quanex Building Products Corp.	3,688	68,634
Quanta Services, Inc.	1,498	1,066,172
RBC Bearings, Inc. *	189	108,100
Regal Rexnord Corp.	2,044	412,397
Resideo Technologies, Inc. *	8,193	256,195
Rockwell Automation, Inc.	1,666	751,466
RTX Corp.	25,033	4,497,429
Rush Enterprises, Inc., Class A	4,433	307,340
Sensata Technologies Holding PLC	9,215	455,129
Simpson Manufacturing Co., Inc.	832	157,864
SiteOne Landscape Supply, Inc. *	1,211	131,515
Snap-on, Inc.	1,458	541,224
SPX Technologies, Inc. *	380	82,331
StandardAero, Inc. *	658	18,845
Standex International Corp.	249	68,975
Stanley Black & Decker, Inc.	11,239	892,601
Sterling Infrastructure, Inc. *	207	178,194
Tennant Co.	800	68,888
Terex Corp.	5,014	291,715
Textron, Inc.	6,794	623,417
Timken Co.	2,894	370,374
Titan International, Inc. *	5,664	40,894
Titan Machinery, Inc. *	2,737	59,721
Toro Co.	3,231	290,402
Trane Technologies PLC	564	254,533
TransDigm Group, Inc.	471	592,669
Trex Co., Inc. *	2,695	111,573
Trinity Industries, Inc.	4,421	143,417
Tutor Perini Corp.	1,683	120,318
UFP Industries, Inc.	4,259	344,979
United Rentals, Inc.	1,476	1,469,609
V2X, Inc. *	879	73,071
Valmont Industries, Inc.	497	258,346
Vertiv Holdings Co., Class A	1,141	360,225
VSE Corp.	199	36,845
Wabash National Corp.	8,882	70,434
Watsco, Inc.	877	321,947
Watts Water Technologies, Inc., Class A	435	134,406
WESCO International, Inc.	2,439	880,894
Westinghouse Air Brake Technologies Corp.	3,040	793,926
WillScot Holdings Corp.	10,532	270,988
Woodward, Inc.	715	250,271
Worthington Enterprises, Inc.	1,170	66,421
WW Grainger, Inc.	829	1,023,185
Xylem, Inc.	3,361	368,164
Zurn Elkay Water Solutions Corp.	1,824	85,728
		88,725,707

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.1%
ABM Industries, Inc.	5,321	207,838
ACCO Brands Corp.	17,380	68,825
Alight, Inc., Class A	53,290	50,215
Amentum Holdings, Inc. *	4,759	110,552
Automatic Data Processing, Inc.	5,561	1,233,652
Barrett Business Services, Inc.	958	31,173
Booz Allen Hamilton Holding Corp., Class A	3,946	312,444
Brady Corp., Class A	1,303	112,162
BrightView Holdings, Inc. *	4,792	59,229
Brink's Co.	1,399	145,524
Broadridge Financial Solutions, Inc.	1,547	237,805
CACI International, Inc., Class A *	583	299,376
Casella Waste Systems, Inc., Class A *	536	44,043
CBIZ, Inc. *	1,503	49,900
Cimpress PLC *	188	18,529
Cintas Corp.	3,653	625,613
Civeo Corp. *	1,232	42,073
Clarivate PLC *	31,096	78,673
Clean Harbors, Inc. *	879	247,025
Concentrix Corp.	6,316	178,680
Conduent, Inc. *	42,404	73,359
Copart, Inc. *	7,759	254,262
CoreCivic, Inc. *	6,756	142,416
Deluxe Corp.	5,016	121,839
Ennis, Inc.	2,085	42,659
Enviri Corp. *	5,148	106,821
Equifax, Inc.	1,632	270,569
ExlService Holdings, Inc. *	2,804	81,400
Exponent, Inc.	792	46,189
FTI Consulting, Inc. *	1,142	174,932
Genpact Ltd.	6,820	224,719
GEO Group, Inc. *	7,642	173,244
Healthcare Services Group, Inc. *	5,498	113,259
HNI Corp.	3,689	115,060
Huron Consulting Group, Inc. *	350	37,587
ICF International, Inc.	890	61,268
Insperity, Inc.	2,259	77,868
Interface, Inc.	2,175	64,380
Jacobs Solutions, Inc.	4,052	485,673
KBR, Inc.	5,135	179,468
Kelly Services, Inc., Class A	11,880	138,046
Kforce, Inc.	2,308	108,453
Korn Ferry	2,453	171,661
Leidos Holdings, Inc.	3,660	467,748
ManpowerGroup, Inc.	13,102	414,416
Maximus, Inc.	2,743	169,874
Millerknoll, Inc.	7,319	118,421
MSA Safety, Inc.	596	98,817
OPENLANE, Inc. *	3,668	139,751
Parsons Corp. *	1,310	77,421
Paychex, Inc.	5,501	533,487
Paycom Software, Inc.	563	78,634
Paylocity Holding Corp. *	94	10,803
Pitney Bowes, Inc.	5,069	81,611
Republic Services, Inc.	2,803	561,833
Resources Connection, Inc.	7,128	32,219
Robert Half, Inc.	13,736	404,388
Rollins, Inc.	2,558	121,761
Science Applications International Corp.	3,306	344,485
SS&C Technologies Holdings, Inc.	5,520	372,710
Tetra Tech, Inc.	4,527	124,447
TIC Solutions, Inc. *	1,575	12,868
TransUnion	3,135	224,341
TriNet Group, Inc.	2,236	102,140
TrueBlue, Inc. *(a)	13,191	81,916
TTEC Holdings, Inc. *	10,751	29,243

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UL Solutions, Inc., Class A	564	56,118
UniFirst Corp.	675	179,158
Veralto Corp.	2,946	242,250
Verisk Analytics, Inc.	1,823	319,007
Verra Mobility Corp. *	2,201	9,927
Vestis Corp. *	18,974	245,144
Waste Management, Inc.	6,629	1,401,768
		14,475,169

Consumer Discretionary Distribution & Retail 4.2%
1-800-Flowers.com, Inc., Class A *(b)	6,486	29,641
Abercrombie & Fitch Co., Class A *	1,969	152,046
Academy Sports & Outdoors, Inc.	6,511	343,781
Advance Auto Parts, Inc.	9,147	551,015
Amazon.com, Inc. *	84,347	22,827,672
American Eagle Outfitters, Inc.	14,246	225,087
America's Car-Mart, Inc. *	995	12,229
Arko Corp.	6,650	51,604
Asbury Automotive Group, Inc. *	1,610	302,213
AutoNation, Inc. *	2,962	556,027
AutoZone, Inc. *	153	449,084
Bath & Body Works, Inc.	12,699	254,234
Best Buy Co., Inc.	20,310	1,583,165
Boot Barn Holdings, Inc. *	489	83,066
Buckle, Inc.	1,587	72,796
Burlington Stores, Inc. *	817	264,569
Caleres, Inc.	6,607	96,198
Camping World Holdings, Inc., Class A	3,579	26,234
CarMax, Inc. *	11,885	530,309
Carvana Co. *	170	12,410
Chewy, Inc., Class A *	803	18,100
Coupang, Inc. *	11,134	184,824
Designer Brands, Inc., Class A	14,049	108,458
Dick's Sporting Goods, Inc.	2,231	507,709
Dillard's, Inc., Class A	168	99,155
eBay, Inc.	17,468	1,908,728
Etsy, Inc. *	2,945	200,024
Five Below, Inc. *	1,098	249,641
Floor & Decor Holdings, Inc., Class A *	2,211	113,645
GameStop Corp., Class A *	7,584	160,629
Gap, Inc.	12,606	266,617
Genesco, Inc. *	2,725	104,558
Genuine Parts Co.	5,603	553,016
Gold.com, Inc.	5,592	236,598
Group 1 Automotive, Inc.	1,256	397,323
Haverty Furniture Cos., Inc.	1,694	39,284
Home Depot, Inc.	20,054	6,359,926
Kohl's Corp.	51,176	734,887
Lithia Motors, Inc.	2,273	661,193
LKQ Corp.	22,720	616,166
Lowe's Cos., Inc.	18,578	3,982,380
Macy's, Inc.	47,805	1,040,237
MarineMax, Inc. *	3,175	109,347
Monro, Inc. (b)	4,138	68,070
Murphy USA, Inc.	998	505,018
National Vision Holdings, Inc. *	3,741	62,662
Ollie's Bargain Outlet Holdings, Inc. *	1,100	89,793
OneWater Marine, Inc., Class A *	2,076	22,857
O'Reilly Automotive, Inc. *	11,205	973,490
Penske Automotive Group, Inc.	1,364	228,293
Petco Health & Wellness Co., Inc. *	15,102	45,457
Pool Corp.	972	176,321
RH *	962	142,847
Ross Stores, Inc.	5,136	1,190,165
Sally Beauty Holdings, Inc. *	10,286	136,598
Shoe Carnival, Inc.	2,159	38,214
Signet Jewelers Ltd.	3,257	284,629
Sleep Number Corp. *(b)	8,874	10,560
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonic Automotive, Inc., Class A	1,567	129,466
Stitch Fix, Inc., Class A *	10,153	36,145
TJX Cos., Inc.	15,494	2,397,696
Tractor Supply Co.	11,820	372,685
Ulta Beauty, Inc. *	885	450,332
Upbound Group, Inc.	6,461	124,116
Urban Outfitters, Inc. *	2,681	194,775
Valvoline, Inc. *	5,374	181,373
Victoria's Secret & Co. *	5,676	312,180
Wayfair, Inc., Class A *	1,104	79,775
Williams-Sonoma, Inc.	2,417	492,029
Zumiez, Inc. *	2,842	69,998
		55,891,369

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	850	75,463
Beazer Homes USA, Inc. *	3,669	93,156
Brunswick Corp.	5,692	476,762
Callaway Golf Co. *	9,396	144,698
Capri Holdings Ltd. *	18,242	337,659
Carter's, Inc.	6,050	233,470
Cavco Industries, Inc. *	234	125,546
Century Communities, Inc.	3,102	163,848
Champion Homes, Inc. *	1,656	121,931
Columbia Sportswear Co.	2,347	155,324
Crocs, Inc. *	2,688	318,985
Deckers Outdoor Corp. *	3,140	357,489
DR Horton, Inc.	13,828	2,033,961
Dream Finders Homes, Inc., Class A *	483	7,467
Ethan Allen Interiors, Inc.	1,958	40,374
G-III Apparel Group Ltd.	4,335	140,151
GoPro, Inc., Class A *	43,245	54,056
Green Brick Partners, Inc. *	1,084	72,910
Hasbro, Inc.	4,864	419,131
Helen of Troy Ltd. *	6,538	177,441
Hooker Furnishings Corp.	2,363	28,285
Hovnanian Enterprises, Inc., Class A *	466	51,428
Installed Building Products, Inc.	403	84,622
KB Home	4,803	234,675
Kontoor Brands, Inc.	1,610	115,550
La-Z-Boy, Inc.	3,250	122,135
Leggett & Platt, Inc.	23,435	240,677
Lennar Corp., Class A	15,589	1,399,580
Levi Strauss & Co., Class A	3,600	83,520
LGI Homes, Inc. *	2,414	115,413
M/I Homes, Inc. *	1,666	219,279
Malibu Boats, Inc., Class A *	2,145	58,902
MasterCraft Boat Holdings, Inc. *	1,757	40,921
Mattel, Inc. *	13,485	201,466
Meritage Homes Corp.	5,406	352,687
Mohawk Industries, Inc. *	4,736	508,741
Movado Group, Inc.	2,048	78,397
Newell Brands, Inc.	89,640	304,776
NIKE, Inc., Class B	42,045	1,943,740
NVR, Inc. *	112	683,738
Oxford Industries, Inc.	1,973	88,035
Polaris, Inc.	6,099	430,406
PulteGroup, Inc.	9,944	1,175,182
PVH Corp.	6,724	627,215
Ralph Lauren Corp.	879	319,868
SharkNinja, Inc. *	1,023	124,693
Smith & Wesson Brands, Inc.	6,934	105,535
Somnigroup International, Inc.	2,747	194,515
Sonos, Inc. *	5,056	79,784
Steven Madden Ltd.	4,740	205,906
Sturm Ruger & Co., Inc.	1,884	73,646
Tapestry, Inc.	4,764	692,971
Taylor Morrison Home Corp. *	7,153	418,450

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toll Brothers, Inc.	3,977	550,974
TopBuild Corp. *	621	259,255
Under Armour, Inc., Class A *	29,832	175,114
VF Corp.	36,760	631,537
Whirlpool Corp.	8,443	366,595
Wolverine World Wide, Inc.	3,844	67,462
YETI Holdings, Inc. *	2,478	118,870
		19,124,367

Consumer Services 1.4%
ADT, Inc.	31,248	209,674
Airbnb, Inc., Class A *	1,316	175,436
Aramark	7,226	385,724
BJ's Restaurants, Inc. *	977	45,968
Bloomin' Brands, Inc.	16,065	135,589
Booking Holdings, Inc.	9,284	1,554,420
Boyd Gaming Corp.	2,525	208,767
Bright Horizons Family Solutions, Inc. *	910	56,984
Brightstar Lottery PLC	4,487	50,389
Brinker International, Inc. *	415	59,088
Caesars Entertainment, Inc. *	19,374	562,815
Carnival Corp. Ltd.	8,162	229,026
Cheesecake Factory, Inc.	1,031	68,087
Chegg, Inc. *	30,996	40,605
Chipotle Mexican Grill, Inc. *	12,950	412,587
Choice Hotels International, Inc. (b)	491	53,460
Churchill Downs, Inc.	1,158	100,989
Covista, Inc. *	1,004	118,271
Cracker Barrel Old Country Store, Inc.	3,073	103,929
Darden Restaurants, Inc.	2,825	576,046
Dave & Buster's Entertainment, Inc. *	3,393	45,364
Dine Brands Global, Inc.	2,002	62,823
Domino's Pizza, Inc.	682	211,816
DoorDash, Inc., Class A *	931	148,299
Expedia Group, Inc.	1,844	416,357
Flutter Entertainment PLC *	2,022	196,094
Frontdoor, Inc. *	1,289	80,008
Graham Holdings Co., Class B	146	160,204
Grand Canyon Education, Inc. *	883	132,318
H&R Block, Inc.	3,852	148,263
Hilton Grand Vacations, Inc. *	3,088	160,638
Hilton Worldwide Holdings, Inc.	1,798	589,133
Hyatt Hotels Corp., Class A	463	83,970
Jack in the Box, Inc. *(b)	4,255	52,975
Las Vegas Sands Corp.	5,129	259,373
Laureate Education, Inc. *	5,587	178,728
Life Time Group Holdings, Inc. *	430	14,224
Marriott International, Inc., Class A	1,971	740,308
Marriott Vacations Worldwide Corp.	3,695	313,632
Matthews International Corp., Class A	2,668	70,809
McDonald's Corp.	10,796	3,014,243
MGM Resorts International *	13,460	587,798
Papa John's International, Inc. (b)	1,178	40,299
Penn Entertainment, Inc. *	16,846	317,210
Perdoceo Education Corp.	1,978	64,048
Planet Fitness, Inc., Class A *	747	39,972
Red Rock Resorts, Inc., Class A	1,320	77,062
Royal Caribbean Cruises Ltd.	800	227,704
Service Corp. International	3,725	280,083
Six Flags Entertainment Corp. *	3,848	80,846
Starbucks Corp.	23,524	2,332,640
Strategic Education, Inc.	1,150	88,262
Stride, Inc. *	870	80,371
Texas Roadhouse, Inc.	1,183	213,673
Travel & Leisure Co.	3,180	216,240
United Parks & Resorts, Inc. *	1,634	65,572
Vail Resorts, Inc.	1,534	204,942
Wendy's Co.	13,280	102,256
SECURITY	NUMBER OF SHARES	VALUE ($)
Wingstop, Inc.	154	24,172
WW International, Inc. *	349	5,800
Wyndham Hotels & Resorts, Inc.	2,275	182,591
Wynn Resorts Ltd.	1,035	104,763
Yum! Brands, Inc.	4,653	688,411
		18,252,148

Consumer Staples Distribution & Retail 2.7%
Albertsons Cos., Inc., Class A	39,929	623,292
Andersons, Inc.	5,598	395,163
BJ's Wholesale Club Holdings, Inc. *	3,778	322,188
Casey's General Stores, Inc.	950	728,783
Chefs' Warehouse, Inc. *	671	51,358
Costco Wholesale Corp.	6,842	6,543,142
Dollar General Corp.	13,956	1,543,673
Dollar Tree, Inc. *	9,840	1,145,770
Grocery Outlet Holding Corp. *	8,556	72,812
Ingles Markets, Inc., Class A	2,481	219,469
Kroger Co.	42,776	2,658,528
Maplebear, Inc. *	1,392	55,402
Performance Food Group Co. *	8,649	849,245
PriceSmart, Inc.	1,250	212,488
Sprouts Farmers Market, Inc. *	2,655	219,356
Sysco Corp.	14,782	1,120,623
Target Corp.	38,515	4,894,101
U.S. Foods Holding Corp. *	10,271	840,681
United Natural Foods, Inc. *	13,398	687,987
Village Super Market, Inc., Class A	950	44,137
Walmart, Inc.	107,459	12,438,379
Weis Markets, Inc.	1,633	119,160
		35,785,737

Energy 9.0%
Antero Midstream Corp.	5,947	124,649
Antero Resources Corp. *	13,078	467,538
APA Corp.	39,935	1,454,832
Archrock, Inc.	3,776	126,458
Ardmore Shipping Corp.	724	11,642
Baker Hughes Co.	29,000	1,852,520
Bristow Group, Inc.	1,076	44,805
Cactus, Inc., Class A	1,288	74,756
California Resources Corp.	5,852	346,965
Cheniere Energy, Inc.	5,355	1,204,125
Chevron Corp.	99,807	18,210,785
Chord Energy Corp.	4,135	545,282
CNX Resources Corp. *	7,631	257,088
Comstock Resources, Inc. *	2,425	32,325
ConocoPhillips	71,026	8,095,543
Core Laboratories, Inc.	1,890	25,836
Core Natural Resources, Inc.	2,670	236,135
Crescent Energy Co., Class A	23,205	268,250
CVR Energy, Inc.	3,174	105,440
Delek U.S. Holdings, Inc.	6,662	296,526
Devon Energy Corp.	71,832	3,195,806
DHT Holdings, Inc.	1,334	21,771
Diamondback Energy, Inc.	4,775	914,317
Diversified Energy Co.	1,608	23,396
Dorian LPG Ltd.	2,310	92,908
DT Midstream, Inc.	1,262	176,655
EOG Resources, Inc.	27,308	3,642,341
EQT Corp.	14,322	786,707
Expand Energy Corp.	10,570	982,799
Expro Group Holdings NV *	4,542	67,085
Exxon Mobil Corp.	193,302	28,079,049
Golar LNG Ltd.	295	14,676
Green Plains, Inc. *	11,430	179,108
Gulfport Energy Corp. *	703	118,519

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Halliburton Co.	42,977	1,669,656
Helix Energy Solutions Group, Inc. *	8,539	79,840
Helmerich & Payne, Inc.	8,943	341,175
HF Sinclair Corp.	22,819	1,594,820
International Seaways, Inc.	2,051	158,317
Kinder Morgan, Inc.	63,087	1,960,744
Kodiak Gas Services, Inc.	1,256	83,964
Kosmos Energy Ltd. *	75,449	211,257
Liberty Energy, Inc.	13,365	391,060
Magnolia Oil & Gas Corp., Class A	6,905	188,921
Marathon Petroleum Corp.	30,664	7,628,283
Matador Resources Co.	4,944	264,998
Murphy Oil Corp.	13,775	498,517
Nabors Industries Ltd. *	2,736	253,436
New Fortress Energy, Inc. *	49,055	27,510
Noble Corp. PLC	3,825	177,786
Northern Oil & Gas, Inc.	5,393	117,406
NOV, Inc.	22,707	453,232
Occidental Petroleum Corp.	45,048	2,551,068
Oceaneering International, Inc. *	2,936	112,243
Oil States International, Inc. *	6,312	53,652
ONEOK, Inc.	16,364	1,373,594
Ovintiv, Inc.	28,270	1,584,251
Par Pacific Holdings, Inc. *	4,955	278,273
Patterson-UTI Energy, Inc.	35,695	400,141
PBF Energy, Inc., Class A	30,026	1,222,058
Peabody Energy Corp.	14,472	391,468
Permian Resources Corp., Class A	11,746	225,876
Phillips 66	32,235	5,669,492
ProPetro Holding Corp. *	12,106	184,738
Range Resources Corp.	8,907	346,928
REX American Resources Corp. *	1,397	65,324
RPC, Inc.	8,196	54,258
Scorpio Tankers, Inc.	618	46,047
Select Water Solutions, Inc.	6,127	109,857
SLB Ltd.	55,657	3,036,089
SM Energy Co.	22,627	694,875
Summit Midstream Corp. *	1,149	30,621
Talos Energy, Inc. *	9,882	144,969
Targa Resources Corp.	3,875	988,396
TechnipFMC PLC	7,288	498,645
Teekay Corp. Ltd.	1,188	13,626
Texas Pacific Land Corp.	252	99,036
Tidewater, Inc. *	714	52,472
VAALCO Energy, Inc.	2,081	10,863
Valaris Ltd. *	1,127	104,394
Valero Energy Corp.	35,160	8,607,871
W&T Offshore, Inc.	17,953	66,067
Weatherford International PLC	2,518	260,966
Williams Cos., Inc.	22,690	1,619,839
World Kinect Corp.	21,501	619,444
		119,695,000

Equity Real Estate Investment Trusts (REITs) 1.9%
Acadia Realty Trust	1,925	42,388
Agree Realty Corp.	924	68,515
Alexandria Real Estate Equities, Inc.	7,451	370,166
American Assets Trust, Inc.	2,292	53,404
American Healthcare REIT, Inc.	1,262	61,699
American Homes 4 Rent, Class A	5,109	163,897
American Tower Corp.	6,887	1,287,593
Americold Realty Trust, Inc.	14,715	230,878
Apple Hospitality REIT, Inc.	9,453	138,865
AvalonBay Communities, Inc.	2,533	462,298
Brandywine Realty Trust	23,908	74,115
Brixmor Property Group, Inc.	7,118	217,526
Broadstone Net Lease, Inc.	4,267	86,321
BXP, Inc.	6,510	390,665
SECURITY	NUMBER OF SHARES	VALUE ($)
Camden Property Trust	2,242	238,907
CareTrust REIT, Inc.	1,111	45,351
Centerspace	567	38,261
COPT Defense Properties	3,259	104,484
Cousins Properties, Inc.	5,521	148,018
Crown Castle, Inc.	10,794	987,651
CubeSmart	4,047	161,880
DiamondRock Hospitality Co.	6,514	71,589
Digital Realty Trust, Inc.	4,952	940,880
Diversified Healthcare Trust	20,469	170,302
Douglas Emmett, Inc.	10,143	118,064
Easterly Government Properties, Inc.	1,966	47,145
EastGroup Properties, Inc.	513	103,580
Empire State Realty Trust, Inc., Class A	10,646	61,002
EPR Properties	1,951	111,305
Equinix, Inc.	894	954,828
Equity LifeStyle Properties, Inc.	2,383	147,198
Equity Residential	9,120	596,904
Essential Properties Realty Trust, Inc.	1,685	51,527
Essex Property Trust, Inc.	1,174	320,079
Extra Space Storage, Inc.	2,445	352,838
Federal Realty Investment Trust	1,945	232,680
First Industrial Realty Trust, Inc.	1,955	120,956
Four Corners Property Trust, Inc.	1,538	38,296
Gaming & Leisure Properties, Inc.	4,747	222,967
Global Net Lease, Inc.	7,345	68,823
Healthcare Realty Trust, Inc.	11,099	221,092
Healthpeak Properties, Inc.	20,520	392,958
Highwoods Properties, Inc.	5,158	134,624
Host Hotels & Resorts, Inc.	22,845	524,978
Hudson Pacific Properties, Inc. *	7,913	94,798
Independence Realty Trust, Inc.	3,925	63,703
Innovative Industrial Properties, Inc.	815	47,262
InvenTrust Properties Corp.	1,481	49,065
Invitation Homes, Inc.	10,911	319,147
Iron Mountain, Inc.	4,560	584,820
JBG SMITH Properties	5,576	81,800
Kilroy Realty Corp.	5,005	171,521
Kimco Realty Corp.	12,606	303,552
Kite Realty Group Trust	4,308	118,125
Lamar Advertising Co., Class A	1,785	272,141
Lineage, Inc.	1,857	82,469
LTC Properties, Inc.	998	37,335
LXP Industrial Trust	2,003	103,435
Macerich Co.	7,078	159,397
Medical Properties Trust, Inc.	39,410	201,385
Mid-America Apartment Communities, Inc.	2,479	319,964
National Health Investors, Inc.	702	51,450
National Storage Affiliates Trust	1,569	66,918
NNN REIT, Inc.	3,298	146,794
Omega Healthcare Investors, Inc.	4,032	188,536
Outfront Media, Inc.	5,102	164,488
Park Hotels & Resorts, Inc.	15,631	189,604
Pebblebrook Hotel Trust	7,173	109,388
Phillips Edison & Co., Inc.	2,309	92,706
Piedmont Realty Trust, Inc., Class A *	11,093	92,183
Prologis, Inc.	10,533	1,511,169
Public Storage	1,962	595,840
Rayonier, Inc.	10,279	214,728
Realty Income Corp.	8,846	542,083
Regency Centers Corp.	3,106	240,249
Rexford Industrial Realty, Inc.	2,946	104,495
RLJ Lodging Trust	12,466	121,294
Ryman Hospitality Properties, Inc.	914	105,229
Sabra Health Care REIT, Inc.	5,824	115,839
SBA Communications Corp.	1,626	330,338
Service Properties Trust	43,221	77,366
Sila Realty Trust, Inc.	1,283	38,798

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Simon Property Group, Inc.	4,569	936,234
SITE Centers Corp.	1,547	7,812
SL Green Realty Corp.	3,226	146,460
STAG Industrial, Inc.	3,263	123,570
Summit Hotel Properties, Inc.	6,038	34,839
Sun Communities, Inc.	2,469	305,317
Sunstone Hotel Investors, Inc.	9,157	99,079
Tanger, Inc.	1,904	68,677
Terreno Realty Corp.	929	61,026
UDR, Inc.	7,101	262,027
Urban Edge Properties	3,611	81,031
Ventas, Inc.	7,566	638,722
VICI Properties, Inc.	14,587	411,645
Vornado Realty Trust	5,472	184,680
Welltower, Inc.	4,651	954,990
Weyerhaeuser Co.	40,715	997,925
WP Carey, Inc.	4,028	299,764
Xenia Hotels & Resorts, Inc.	4,278	74,309
		25,175,018

Financial Services 6.5%
Acadian Asset Management, Inc.	1,213	87,712
Adamas Trust, Inc.	6,832	62,854
Affiliated Managers Group, Inc.	1,228	371,900
AGNC Investment Corp.	22,133	230,405
Ally Financial, Inc.	25,198	1,078,726
American Express Co.	8,401	2,658,665
Ameriprise Financial, Inc.	2,205	982,791
Annaly Capital Management, Inc.	22,001	480,722
Apollo Commercial Real Estate Finance, Inc.	8,083	88,590
Apollo Global Management, Inc.	3,004	386,645
Arbor Realty Trust, Inc. (b)	12,004	69,023
ARES Management Corp., Class A	1,194	153,429
Artisan Partners Asset Management, Inc., Class A	2,678	100,264
Bank of New York Mellon Corp.	18,341	2,557,286
Berkshire Hathaway, Inc., Class B *	36,475	17,306,658
BGC Group, Inc., Class A	5,872	61,362
Blackrock, Inc.	2,115	2,214,151
Blackstone Mortgage Trust, Inc., Class A	8,011	146,441
Blackstone, Inc.	6,973	815,632
Block, Inc. *	10,564	799,906
Blue Owl Capital, Inc.	922	9,478
BRC Group Holdings, Inc. *	7,393	68,977
Bread Financial Holdings, Inc.	4,799	427,447
BrightSpire Capital, Inc.	8,015	46,247
Capital One Financial Corp.	22,974	4,317,504
Carlyle Group, Inc.	5,965	270,990
Cboe Global Markets, Inc.	338	112,743
Charles Schwab Corp. (c)	16,442	1,436,209
Chimera Investment Corp.	7,657	104,288
Claros Mortgage Trust, Inc. *	16,460	39,998
CME Group, Inc.	3,885	1,062,703
Cohen & Steers, Inc.	632	44,114
Coinbase Global, Inc., Class A *	514	97,161
Corebridge Financial, Inc.	15,638	422,226
Corpay, Inc. *	1,588	574,538
Credit Acceptance Corp. *	254	145,705
DigitalBridge Group, Inc.	8,110	126,840
Donnelley Financial Solutions, Inc. *	1,399	55,526
Enact Holdings, Inc.	896	37,444
Encore Capital Group, Inc. *	1,943	155,304
Enova International, Inc. *	908	146,651
Equitable Holdings, Inc.	7,977	329,849
Essent Group Ltd.	2,391	138,415
Euronet Worldwide, Inc. *	2,004	145,250
Evercore, Inc., Class A	1,055	359,607
SECURITY	NUMBER OF SHARES	VALUE ($)
EVERTEC, Inc.	677	16,566
EZCORP, Inc., Class A *	2,401	75,007
FactSet Research Systems, Inc.	669	164,219
Federal Agricultural Mortgage Corp., Class C	244	43,381
Federated Hermes, Inc.	3,098	173,674
Fidelity National Information Services, Inc.	21,857	939,632
FirstCash Holdings, Inc.	840	184,724
Fiserv, Inc. *	19,559	1,106,257
Franklin BSP Realty Trust, Inc.	4,416	38,287
Franklin Resources, Inc.	18,292	567,418
Global Payments, Inc.	14,789	1,116,717
Goldman Sachs Group, Inc.	6,977	7,155,332
Green Dot Corp., Class A *	4,041	52,008
Hamilton Lane, Inc., Class A	283	24,658
Houlihan Lokey, Inc.	798	113,045
Interactive Brokers Group, Inc., Class A	1,342	116,714
Intercontinental Exchange, Inc.	6,818	1,008,041
Invesco Ltd.	19,648	559,182
Jack Henry & Associates, Inc.	1,429	194,801
Jackson Financial, Inc., Class A	3,714	382,951
Janus Henderson Group PLC	4,501	232,747
Jefferies Financial Group, Inc.	5,679	299,397
KKR & Co., Inc.	4,940	473,944
KKR Real Estate Finance Trust, Inc.	5,151	34,357
Ladder Capital Corp.	4,454	45,520
LendingClub Corp. *	2,880	51,408
loanDepot, Inc., Class A *	22,717	29,986
LPL Financial Holdings, Inc.	1,172	320,858
MarketAxess Holdings, Inc.	593	77,114
Mastercard, Inc., Class A	5,435	2,684,781
MFA Financial, Inc.	5,487	52,675
MGIC Investment Corp.	8,533	215,202
Moelis & Co., Class A	2,347	157,930
Moody's Corp.	1,449	656,759
Morgan Stanley	26,219	5,453,552
Morningstar, Inc.	360	65,527
MSCI, Inc.	569	359,255
Nasdaq, Inc.	5,145	476,015
Navient Corp.	13,067	111,854
NCR Atleos Corp. *	4,260	189,996
Nelnet, Inc., Class A	353	46,091
NMI Holdings, Inc., Class A *	1,529	54,891
Northern Trust Corp.	4,822	797,800
OneMain Holdings, Inc.	11,738	649,229
Oppenheimer Holdings, Inc., Class A	574	52,619
PayPal Holdings, Inc.	36,539	1,635,120
Paysafe Ltd. *	4,558	35,233
PennyMac Financial Services, Inc.	1,551	130,082
PennyMac Mortgage Investment Trust	5,708	59,706
Piper Sandler Cos.	1,331	104,364
PJT Partners, Inc., Class A	271	41,436
PRA Group, Inc. *	3,542	54,051
PROG Holdings, Inc.	8,443	310,449
Radian Group, Inc.	5,359	183,010
Raymond James Financial, Inc.	3,260	467,517
Ready Capital Corp.	18,763	33,398
Redwood Trust, Inc.	7,614	41,268
Regional Management Corp.	899	33,047
Rithm Capital Corp.	29,317	273,234
Rocket Cos., Inc., Class A *	15,871	230,288
S&P Global, Inc.	3,776	1,601,024
SEI Investments Co.	3,270	287,368
Shift4 Payments, Inc., Class A *(b)	514	22,904
SLM Corp.	12,424	274,819
SoFi Technologies, Inc. *	591	10,768
Starwood Property Trust, Inc.	13,840	236,387
State Street Corp.	10,752	1,673,441

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stifel Financial Corp.	2,670	187,301
StoneX Group, Inc. *	3,326	377,002
Synchrony Financial	31,067	2,219,427
T. Rowe Price Group, Inc.	12,882	1,346,555
Toast, Inc., Class A *	2,084	54,247
TPG RE Finance Trust, Inc.	3,930	33,012
TPG, Inc.	1,426	60,705
Tradeweb Markets, Inc., Class A	721	72,280
Two Harbors Investment Corp.	2,813	34,684
Victory Capital Holdings, Inc., Class A	1,127	95,288
Virtu Financial, Inc., Class A	3,547	177,882
Virtus Investment Partners, Inc.	301	43,052
Visa, Inc., Class A	12,429	4,056,328
Voya Financial, Inc.	3,281	266,483
Walker & Dunlop, Inc.	1,608	80,706
Western Union Co.	41,247	335,338
WEX, Inc. *	1,113	161,341
WisdomTree, Inc.	589	11,220
World Acceptance Corp. *	269	44,409
		86,346,671

Food, Beverage & Tobacco 3.0%
Altria Group, Inc.	50,870	3,539,535
Archer-Daniels-Midland Co.	51,833	4,135,237
B&G Foods, Inc.	20,580	84,172
Boston Beer Co., Inc., Class A *	414	73,394
Brown-Forman Corp., Class B	9,954	256,017
Bunge Global SA	19,973	2,462,671
Cal-Maine Foods, Inc.	1,794	134,048
Campbell's Co. (b)	11,240	237,276
Coca-Cola Co.	52,208	4,124,954
Coca-Cola Consolidated, Inc.	1,131	195,957
Conagra Brands, Inc.	41,115	546,007
Constellation Brands, Inc., Class A	5,788	803,490
Darling Ingredients, Inc. *	7,681	453,947
Dole PLC	1,582	22,132
Flowers Foods, Inc.	17,451	133,326
Fresh Del Monte Produce, Inc.	4,017	129,106
General Mills, Inc.	30,164	1,019,845
Hain Celestial Group, Inc. *(a)	51,517	40,837
Hershey Co.	3,053	592,374
Hormel Foods Corp.	15,680	364,246
Ingredion, Inc.	3,434	348,345
J&J Snack Foods Corp.	610	46,433
J.M. Smucker Co.	5,794	597,941
John B Sanfilippo & Son, Inc.	667	49,965
Keurig Dr. Pepper, Inc.	35,589	1,068,738
Kraft Heinz Co.	65,956	1,583,603
Lamb Weston Holdings, Inc.	5,439	234,856
Marzetti Co.	543	60,783
McCormick & Co., Inc. - Non Voting Shares	6,059	287,015
MGP Ingredients, Inc.	1,386	24,463
Mission Produce, Inc. *	1,868	20,809
Molson Coors Beverage Co., Class B	12,888	509,463
Mondelez International, Inc., Class A	41,663	2,548,526
Monster Beverage Corp. *	6,202	546,272
Nomad Foods Ltd.	11,731	118,952
PepsiCo, Inc.	35,056	5,054,725
Philip Morris International, Inc.	23,920	4,242,930
Pilgrim's Pride Corp.	1,986	56,224
Post Holdings, Inc. *	2,074	190,476
Primo Brands Corp.	1,472	36,506
Seaboard Corp.	34	172,786
Seneca Foods Corp., Class A *	446	64,130
Simply Good Foods Co. *	3,112	35,850
Smithfield Foods, Inc.	782	20,199
SECURITY	NUMBER OF SHARES	VALUE ($)
Tyson Foods, Inc., Class A	32,731	1,997,246
Universal Corp.	2,101	108,979
		39,374,786

Health Care Equipment & Services 5.7%
Abbott Laboratories	32,345	2,768,732
Acadia Healthcare Co., Inc. *	8,853	205,390
Accendra Health, Inc. *	30,504	86,631
AdaptHealth Corp. *	9,212	93,318
Addus HomeCare Corp. *	457	41,898
agilon health, Inc. *	2,247	207,353
Align Technology, Inc. *	2,339	409,208
AMN Healthcare Services, Inc. *	10,585	306,647
Astrana Health, Inc. *	2,074	78,024
Avanos Medical, Inc. *	4,080	101,184
Baxter International, Inc.	37,473	703,743
Becton Dickinson & Co.	7,996	1,176,372
Boston Scientific Corp. *	10,222	493,825
BrightSpring Health Services, Inc. *	1,818	112,134
Brookdale Senior Living, Inc. *	7,134	91,815
Cardinal Health, Inc.	4,075	801,960
Cencora, Inc.	2,213	596,094
Centene Corp. *	86,344	5,146,102
Chemed Corp.	408	173,975
Cigna Group	20,362	5,648,419
Claritev Corp. *(b)	1,491	37,454
Clover Health Investments Corp. *	14,369	57,189
Community Health Systems, Inc. *	53,928	146,684
Concentra Group Holdings Parent, Inc.	6,486	161,307
CONMED Corp.	1,293	46,160
Cooper Cos., Inc. *	3,916	239,698
Cross Country Healthcare, Inc. *	5,811	76,066
CVS Health Corp.	121,402	11,045,154
DaVita, Inc. *	2,675	519,913
Dentsply Sirona, Inc.	22,809	238,810
Dexcom, Inc. *	2,517	185,604
Edwards Lifesciences Corp. *	8,722	754,191
Elevance Health, Inc.	15,501	6,094,838
Embecta Corp.	5,574	18,840
Encompass Health Corp.	1,911	202,279
Enovis Corp. *	4,092	92,807
Ensign Group, Inc.	694	116,349
Envista Holdings Corp. *	7,822	184,208
Evolent Health, Inc., Class A *	9,505	37,545
Fulgent Genetics, Inc. *	1,823	33,069
GE HealthCare Technologies, Inc.	11,073	690,291
Globus Medical, Inc., Class A *	1,367	111,930
Haemonetics Corp. *	1,286	87,204
HCA Healthcare, Inc.	4,962	1,878,315
HealthEquity, Inc. *	710	62,473
Henry Schein, Inc. *	6,672	510,942
Humana, Inc.	12,495	3,816,223
ICU Medical, Inc. *	684	92,607
IDEXX Laboratories, Inc. *	536	302,052
Insulet Corp. *	165	23,915
Integer Holdings Corp. *	881	78,744
Integra LifeSciences Holdings Corp. *	8,201	131,544
Intuitive Surgical, Inc. *	1,448	614,879
Labcorp Holdings, Inc.	5,101	1,326,566
Lantheus Holdings, Inc. *	852	84,604
LivaNova PLC *	967	71,365
Masimo Corp. *	721	128,662
McKesson Corp.	1,773	1,316,346
Medtronic PLC	10,326	762,162
Merit Medical Systems, Inc. *	736	46,412
Molina Healthcare, Inc. *	4,900	850,640
National HealthCare Corp.	491	90,550
Neogen Corp. *	7,380	66,199

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OmniAb, Inc., Class A *(d)	52	0
OmniAb, Inc., Class B *(d)	52	0
Omnicell, Inc. *	1,772	78,216
Option Care Health, Inc. *	4,854	101,303
Pediatrix Medical Group, Inc. *	5,125	110,392
Penumbra, Inc. *	156	49,655
Privia Health Group, Inc. *	1,610	34,631
Progyny, Inc. *	731	18,684
Quest Diagnostics, Inc.	3,667	714,698
QuidelOrtho Corp. *	8,059	104,928
RadNet, Inc. *	634	35,206
ResMed, Inc.	1,463	278,804
Select Medical Holdings Corp.	5,969	98,488
Solventum Corp. *	8,144	610,393
STERIS PLC	1,665	354,195
Stryker Corp.	3,755	1,145,613
Surgery Partners, Inc. *	3,418	45,664
Teladoc Health, Inc. *	10,014	76,207
Teleflex, Inc.	2,161	277,991
Tenet Healthcare Corp. *	3,086	541,038
UnitedHealth Group, Inc.	44,336	16,861,424
Universal Health Services, Inc., Class B	3,510	512,846
Varex Imaging Corp. *	3,788	38,751
Veeva Systems, Inc., Class A *	690	120,295
Waystar Holding Corp. *	1,163	23,155
Zimmer Biomet Holdings, Inc.	7,038	579,439
		75,487,630

Household & Personal Products 1.1%
BellRing Brands, Inc. *	1,360	11,370
Central Garden & Pet Co., Class A *	3,780	129,011
Church & Dwight Co., Inc.	4,871	465,814
Clorox Co.	2,925	263,309
Colgate-Palmolive Co.	15,487	1,395,843
Coty, Inc., Class A *	28,718	61,169
Edgewell Personal Care Co.	5,436	95,239
elf Beauty, Inc. *	458	25,648
Energizer Holdings, Inc.	4,817	87,766
Estee Lauder Cos., Inc., Class A	8,235	732,503
Herbalife Ltd. *	11,750	140,530
Interparfums, Inc.	368	34,728
Kenvue, Inc.	57,604	995,397
Kimberly-Clark Corp.	9,401	917,538
Medifast, Inc. *(a)	4,912	61,547
Nu Skin Enterprises, Inc., Class A	13,897	80,464
Procter & Gamble Co.	56,158	8,062,042
Reynolds Consumer Products, Inc.	2,495	54,067
Spectrum Brands Holdings, Inc.	3,160	248,660
USANA Health Sciences, Inc. *	2,166	39,638
WD-40 Co.	198	39,594
		13,941,877

Insurance 2.2%
Aflac, Inc.	15,951	1,793,211
Allstate Corp.	8,806	1,814,829
American Financial Group, Inc.	3,695	479,611
American International Group, Inc.	36,641	2,719,861
AMERISAFE, Inc.	962	29,485
Aon PLC, Class A	3,875	1,224,732
Arch Capital Group Ltd. *	2,043	182,522
Arthur J Gallagher & Co.	2,251	452,699
Assurant, Inc.	1,305	324,775
Assured Guaranty Ltd.	419	31,094
Axis Capital Holdings Ltd.	461	43,763
Brighthouse Financial, Inc. *	1,482	92,699
Brown & Brown, Inc.	2,886	162,337
Chubb Ltd.	6,947	2,165,588
SECURITY	NUMBER OF SHARES	VALUE ($)
Cincinnati Financial Corp.	4,152	653,608
CNA Financial Corp.	909	38,233
CNO Financial Group, Inc.	5,733	263,546
Employers Holdings, Inc.	1,421	61,814
Erie Indemnity Co., Class A	387	82,458
Everest Group Ltd.	399	129,288
F&G Annuities & Life, Inc.	813	22,536
Fidelity National Financial, Inc.	9,510	450,298
First American Financial Corp.	5,945	393,737
Genworth Financial, Inc., Class A *	28,717	245,818
Globe Life, Inc.	1,904	291,769
Hanover Insurance Group, Inc.	1,004	186,945
Hartford Insurance Group, Inc.	7,602	966,442
Horace Mann Educators Corp.	1,145	52,361
Kemper Corp.	3,599	88,787
Kinsale Capital Group, Inc.	113	34,439
Lincoln National Corp.	10,700	377,603
Loews Corp.	4,697	486,374
Markel Group, Inc. *	291	528,337
Marsh & McLennan Cos., Inc.	8,129	1,300,396
Mercury General Corp.	784	76,856
MetLife, Inc.	24,194	2,000,602
Old Republic International Corp.	10,928	406,849
Oscar Health, Inc., Class A *	960	21,341
Pelagos Insurance Capital Ltd.	791	17,070
Primerica, Inc.	808	218,136
Principal Financial Group, Inc.	9,676	1,002,627
ProAssurance Corp. *	1,171	28,092
Progressive Corp.	8,384	1,596,314
Prudential Financial, Inc.	14,099	1,418,923
Reinsurance Group of America, Inc., Class A	1,546	310,344
RenaissanceRe Holdings Ltd.	277	77,657
RLI Corp.	1,840	92,074
Ryan Specialty Holdings, Inc.	262	8,345
Safety Insurance Group, Inc.	679	47,645
Selective Insurance Group, Inc.	1,679	145,301
SiriusPoint Ltd. *	502	10,718
Stewart Information Services Corp.	1,975	128,335
Travelers Cos., Inc.	6,221	1,815,848
Unum Group	5,842	486,230
W.R. Berkley Corp.	5,410	343,751
White Mountains Insurance Group Ltd.	67	138,343
Willis Towers Watson PLC	2,130	531,797
		29,095,193

Materials 4.1%
AdvanSix, Inc.	3,989	89,513
Air Products & Chemicals, Inc.	4,386	1,222,027
Albemarle Corp.	4,497	793,361
Alcoa Corp.	14,697	1,141,075
Alpha Metallurgical Resources, Inc. *	1,535	305,419
Alto Ingredients, Inc. *	2,089	11,385
Amcor PLC	17,660	685,561
AptarGroup, Inc.	1,671	193,585
Ardagh Metal Packaging SA	7,580	30,547
Ashland, Inc.	4,201	243,238
Avery Dennison Corp.	2,401	381,927
Avient Corp.	4,682	165,836
Axalta Coating Systems Ltd. *	7,269	223,667
Balchem Corp.	424	66,454
Ball Corp.	11,881	649,534
Cabot Corp.	2,575	225,338
Celanese Corp.	12,537	666,091
CF Industries Holdings, Inc.	9,873	1,109,232
Chemours Co.	18,492	409,783
Clearwater Paper Corp. *	3,308	53,920
Cleveland-Cliffs, Inc. *	81,927	1,114,207

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coeur Mining, Inc.	3,722	71,909
Commercial Metals Co.	7,781	591,745
Compass Minerals International, Inc. *	3,187	101,729
Corteva, Inc.	18,176	1,422,817
CRH PLC	18,607	2,024,256
Crown Holdings, Inc.	4,405	418,827
Dow, Inc.	109,858	3,707,708
DuPont de Nemours, Inc.	23,740	1,149,491
Eagle Materials, Inc.	1,030	227,815
Eastman Chemical Co.	10,201	773,950
Ecolab, Inc.	3,125	800,000
Ecovyst, Inc. *	9,831	129,671
Element Solutions, Inc.	6,140	260,520
Ferroglobe PLC	10,538	45,630
FMC Corp.	20,629	281,792
Freeport-McMoRan, Inc.	38,551	2,533,186
Graphic Packaging Holding Co.	23,108	260,196
Greif, Inc., Class A	2,389	151,295
Hawkins, Inc.	349	54,015
HB Fuller Co.	2,677	171,542
Hecla Mining Co.	6,678	118,668
Huntsman Corp.	39,035	599,187
Ingevity Corp. *	2,016	136,725
Innospec, Inc.	1,283	106,412
International Flavors & Fragrances, Inc.	9,685	736,544
International Paper Co.	26,081	872,931
James Hardie Industries PLC *	3,314	77,150
Kaiser Aluminum Corp.	938	170,754
Knife River Corp. *	1,528	119,963
Koppers Holdings, Inc.	1,913	78,050
Linde PLC	7,124	3,545,544
Louisiana-Pacific Corp.	3,027	231,202
LSB Industries, Inc. *	4,139	51,903
LyondellBasell Industries NV, Class A	35,474	2,364,342
Magnera Corp. *	3,300	37,521
Martin Marietta Materials, Inc.	815	474,037
Materion Corp.	649	142,806
Mativ Holdings, Inc.	7,447	66,129
Metallus, Inc. *	4,168	81,901
Minerals Technologies, Inc.	1,900	146,338
Mosaic Co.	37,459	895,270
MP Materials Corp. *	160	10,352
Myers Industries, Inc.	2,367	53,968
NewMarket Corp.	214	165,546
Newmont Corp.	17,802	1,954,838
Nucor Corp.	19,103	4,775,750
O-I Glass, Inc. *	16,374	143,273
Olin Corp.	24,752	640,334
Orion SA	8,091	61,815
Packaging Corp. of America	2,960	647,974
PPG Industries, Inc.	8,308	938,638
Quaker Chemical Corp.	597	85,687
Rayonier Advanced Materials, Inc. *	11,911	108,986
Reliance, Inc.	3,375	1,285,099
Royal Gold, Inc.	477	107,077
RPM International, Inc.	3,174	336,349
Ryerson Holding Corp.	9,239	264,235
Scotts Miracle-Gro Co.	1,844	108,796
Sensient Technologies Corp.	1,032	117,493
Sherwin-Williams Co.	2,419	734,989
Silgan Holdings, Inc.	4,261	160,043
Smurfit Westrock PLC	4,163	171,308
Solstice Advanced Materials, Inc.	3,389	285,456
Sonoco Products Co.	6,827	332,338
Southern Copper Corp.	1,464	280,132
Steel Dynamics, Inc.	9,072	2,360,081
Stepan Co.	2,209	116,746
SunCoke Energy, Inc.	10,715	96,542
Sylvamo Corp.	2,815	110,545
SECURITY	NUMBER OF SHARES	VALUE ($)
Tredegar Corp. *	3,200	24,992
TriMas Corp.	1,591	65,120
Trinseo PLC	26,136	261
Tronox Holdings PLC	37,079	294,778
Vulcan Materials Co.	1,713	484,642
Warrior Met Coal, Inc.	2,550	241,077
Westlake Corp.	2,838	246,424
Worthington Steel, Inc.	3,546	149,606
		53,974,461

Media & Entertainment 6.8%
Advantage Solutions, Inc. *(b)	833	31,171
Alphabet, Inc., Class A	76,828	29,220,761
Alphabet, Inc., Class C	61,756	23,246,811
AMC Global Media, Inc., Class A *	12,208	118,662
Angi, Inc. *	2,083	12,206
Cable One, Inc. *	1,023	53,759
Cargurus, Inc. *	2,172	64,856
Cars.com, Inc. *	4,495	46,209
Charter Communications, Inc., Class A *	12,519	1,803,362
Cinemark Holdings, Inc.	1,853	51,884
Clear Channel Outdoor Holdings, Inc. *	24,608	59,305
EchoStar Corp., Class A *(b)	3,114	402,298
Electronic Arts, Inc.	4,878	983,990
EW Scripps Co., Class A *	24,311	82,414
Fox Corp., Class A	15,652	1,000,476
Gray Media, Inc.	27,829	111,594
IAC, Inc. *	2,854	128,116
iHeartMedia, Inc., Class A *	36,669	158,043
John Wiley & Sons, Inc., Class A	2,642	111,175
Liberty Broadband Corp., Class C *	1,502	50,708
Liberty Media Corp.-Liberty Formula One, Class C *	1,667	151,347
Live Nation Entertainment, Inc. *	365	61,470
Match Group, Inc.	5,425	196,005
Meta Platforms, Inc., Class A	24,120	15,256,141
Netflix, Inc. *	34,479	2,965,884
New York Times Co., Class A	2,442	183,663
News Corp., Class A	18,697	487,992
Nexstar Media Group, Inc.	2,328	415,385
NIQ Global Intelligence PLC *	744	6,205
Omnicom Group, Inc.	14,995	1,090,286
Optimum Communications, Inc., Class A *	138,064	90,874
Paramount Skydance Corp., Class B (b)	42,147	447,180
Pinterest, Inc., Class A *	6,238	125,072
Roku, Inc. *	1,026	133,565
Scholastic Corp. (b)	2,745	111,172
Shutterstock, Inc.	2,022	30,108
Sinclair, Inc.	10,575	146,252
Sirius XM Holdings, Inc.	26,502	782,339
Snap, Inc., Class A *	10,312	58,882
Take-Two Interactive Software, Inc. *	1,141	255,767
TKO Group Holdings, Inc.	262	53,757
Trade Desk, Inc., Class A *	1,977	42,624
TripAdvisor, Inc. *	4,867	54,413
USA TODAY Co., Inc. *	15,664	122,336
Versant Media Group, Inc.	8,092	349,089
Walt Disney Co.	41,868	4,263,418
Warner Bros Discovery, Inc. *	147,043	3,971,631
Warner Music Group Corp., Class A	1,812	57,150
Yelp, Inc. *	4,099	93,457
Ziff Davis, Inc. *	4,228	190,556
ZoomInfo Technologies, Inc. *	7,644	25,455
		89,957,275

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	29,952	6,521,149
Agilent Technologies, Inc.	5,614	760,865
Alkermes PLC *	713	30,081
Amgen, Inc.	12,827	4,320,005
Amneal Pharmaceuticals, Inc. *	3,252	42,829
Avantor, Inc. *	33,946	309,588
Azenta, Inc. *	1,428	32,673
Biogen, Inc. *	7,712	1,511,552
BioMarin Pharmaceutical, Inc. *	2,497	143,053
Bio-Rad Laboratories, Inc., Class A *	622	194,363
Bio-Techne Corp.	1,984	102,533
Bristol-Myers Squibb Co.	114,194	6,529,613
Bruker Corp.	3,189	187,800
Charles River Laboratories International, Inc. *	1,476	266,728
Collegium Pharmaceutical, Inc. *	971	32,635
Corcept Therapeutics, Inc. *	932	64,765
Danaher Corp.	9,592	1,752,171
Elanco Animal Health, Inc. *	14,124	336,857
Eli Lilly & Co.	2,945	3,254,225
Emergent BioSolutions, Inc. *	9,416	85,874
Exelixis, Inc. *	3,648	184,151
Fortrea Holdings, Inc. *	18,363	282,607
Gilead Sciences, Inc.	29,196	3,924,818
Halozyme Therapeutics, Inc. *	1,131	75,257
ICON PLC *	1,269	172,673
Illumina, Inc. *	2,640	430,214
Incyte Corp. *	2,554	247,074
Innoviva, Inc. *	2,405	51,515
IQVIA Holdings, Inc. *	4,485	817,212
Ironwood Pharmaceuticals, Inc. *	26,497	94,594
Jazz Pharmaceuticals PLC *	2,019	477,473
Johnson & Johnson	52,633	11,859,794
Medpace Holdings, Inc. *	131	58,571
Merck & Co., Inc.	69,991	8,309,332
Mettler-Toledo International, Inc. *	302	356,535
Moderna, Inc. *	39,538	1,865,798
Myriad Genetics, Inc. *	6,380	25,329
Neurocrine Biosciences, Inc. *	942	149,119
Organon & Co.	48,874	651,979
Pacira BioSciences, Inc. *	1,672	38,824
Perrigo Co. PLC	4,745	52,432
Pfizer, Inc.	325,689	8,526,538
Prestige Consumer Healthcare, Inc. *	1,347	64,023
Regeneron Pharmaceuticals, Inc.	2,623	1,612,568
Repligen Corp. *	367	45,490
Revvity, Inc.	3,627	379,203
Royalty Pharma PLC, Class A	4,696	261,849
Sotera Health Co. *	2,908	45,481
Supernus Pharmaceuticals, Inc. *	1,046	48,304
Thermo Fisher Scientific, Inc.	7,198	3,545,087
United Therapeutics Corp. *	668	371,956
Vertex Pharmaceuticals, Inc. *	2,414	1,080,362
Viatris, Inc.	113,712	1,848,957
Waters Corp. *	1,848	708,837
West Pharmaceutical Services, Inc.	1,170	377,688
Zoetis, Inc.	6,792	527,670
		76,048,673

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	7,825	978,438
Compass, Inc., Class A *	47,827	393,616
CoStar Group, Inc. *	2,753	88,646
Cushman & Wakefield Ltd. *	15,028	186,948
eXp World Holdings, Inc.	10,767	52,974
Jones Lang LaSalle, Inc. *	2,148	606,402
SECURITY	NUMBER OF SHARES	VALUE ($)
Kennedy-Wilson Holdings, Inc.	6,661	73,338
Marcus & Millichap, Inc.	1,582	44,676
Newmark Group, Inc., Class A	4,168	58,227
Opendoor Technologies, Inc. *	47,476	239,279
Zillow Group, Inc., Class C *	2,539	88,865
		2,811,409

Semiconductors & Semiconductor Equipment 8.4%
Advanced Micro Devices, Inc. *	9,346	4,823,471
Allegro MicroSystems, Inc. *	1,570	75,156
Alpha & Omega Semiconductor Ltd. *	1,546	70,111
Amkor Technology, Inc.	6,593	458,609
Analog Devices, Inc.	7,090	2,934,197
Applied Materials, Inc.	12,763	5,744,116
Axcelis Technologies, Inc. *	848	127,548
Broadcom, Inc.	17,887	7,991,375
Cirrus Logic, Inc. *	1,464	248,807
Cohu, Inc. *	2,393	126,231
Diodes, Inc. *	2,728	287,313
Enphase Energy, Inc. *	3,345	228,664
Entegris, Inc.	2,074	287,850
First Solar, Inc. *	1,130	346,673
FormFactor, Inc. *	1,455	181,278
GLOBALFOUNDRIES, Inc. *	2,717	217,278
Ichor Holdings Ltd. *	2,363	169,002
Intel Corp. *	275,021	31,539,408
KLA Corp.	1,122	2,156,159
Lam Research Corp.	15,813	5,031,380
Lattice Semiconductor Corp. *	943	138,696
MACOM Technology Solutions Holdings, Inc. *	252	91,889
Marvell Technology, Inc.	5,602	1,148,410
MaxLinear, Inc. *	2,887	268,289
Microchip Technology, Inc.	14,125	1,336,931
Micron Technology, Inc.	20,147	19,562,737
MKS, Inc.	1,515	491,254
Monolithic Power Systems, Inc.	188	294,447
NVIDIA Corp.	32,210	6,800,819
ON Semiconductor Corp. *	12,750	1,537,905
Onto Innovation, Inc. *	601	155,202
Penguin Solutions, Inc. *	2,137	119,309
Photronics, Inc. *	2,879	93,136
Power Integrations, Inc.	1,860	156,240
Qnity Electronics, Inc.	7,645	1,192,620
Qorvo, Inc. *	5,523	571,962
QUALCOMM, Inc.	25,975	6,520,244
Rambus, Inc. *	669	97,313
Semtech Corp. *	518	79,016
Silicon Laboratories, Inc. *	928	201,933
Skyworks Solutions, Inc.	8,382	652,539
Synaptics, Inc. *	1,240	170,227
Teradyne, Inc.	3,141	1,175,708
Texas Instruments, Inc.	17,367	5,308,745
Ultra Clean Holdings, Inc. *	2,881	246,527
Universal Display Corp.	554	51,034
Veeco Instruments, Inc. *	284	16,370
		111,524,128

Software & Services 4.3%
Accenture PLC, Class A	16,844	3,151,007
ACI Worldwide, Inc. *	2,344	102,362
Adobe, Inc. *	8,212	2,128,632
Akamai Technologies, Inc. *	4,707	703,885
Alarm.com Holdings, Inc. *	783	35,321
Amdocs Ltd.	5,504	346,587
AppLovin Corp., Class A *	283	173,504
Autodesk, Inc. *	1,425	329,617

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Blackbaud, Inc. *	964	29,585
BlackLine, Inc. *	420	12,348
Box, Inc., Class A *	570	15,367
Cadence Design Systems, Inc. *	1,360	509,905
CCC Intelligent Solutions Holdings, Inc. *	7,779	36,561
Cognizant Technology Solutions Corp., Class A	25,640	1,429,558
Commvault Systems, Inc. *	552	65,550
Consensus Cloud Solutions, Inc. *	1,258	43,212
CoreWeave, Inc., Class A *	88	9,639
Crowdstrike Holdings, Inc., Class A *	115	84,065
Datadog, Inc., Class A *	266	65,795
DigitalOcean Holdings, Inc. *	900	140,355
Docusign, Inc. *	933	49,001
Dolby Laboratories, Inc., Class A	1,881	104,979
Dropbox, Inc., Class A *	5,770	155,098
DXC Technology Co. *	35,390	350,715
Dynatrace, Inc. *	1,376	58,604
EPAM Systems, Inc. *	1,681	172,235
Everforth, Inc. *	4,906	111,268
Fair Isaac Corp. *	112	140,066
Fortinet, Inc. *	4,403	607,482
Gartner, Inc. *	1,666	270,225
Gen Digital, Inc.	14,990	386,592
Globant SA *	1,515	61,145
GoDaddy, Inc., Class A *	2,517	216,034
Guidewire Software, Inc. *	373	56,946
HubSpot, Inc. *	114	25,152
InterDigital, Inc.	249	62,770
International Business Machines Corp.	15,648	4,659,974
Intuit, Inc.	2,309	765,503
Kyndryl Holdings, Inc. *	13,908	173,433
LiveRamp Holdings, Inc. *	2,278	85,562
Manhattan Associates, Inc. *	463	69,473
Microsoft Corp.	63,490	28,585,738
MongoDB, Inc. *	34	11,409
NCR Voyix Corp. *	10,047	72,238
Okta, Inc. *	765	94,302
Oracle Corp.	20,601	4,651,294
Palantir Technologies, Inc., Class A *	483	75,609
Palo Alto Networks, Inc. *	1,594	449,014
Progress Software Corp. *	1,232	40,447
PTC, Inc. *	740	102,660
Qualys, Inc. *	532	58,142
Roper Technologies, Inc.	1,378	448,580
Salesforce, Inc.	9,856	1,883,482
ServiceNow, Inc. *	2,221	276,226
Snowflake, Inc., Class A *	263	67,210
SPS Commerce, Inc. *	416	23,608
Synopsys, Inc. *	1,013	481,803
Teradata Corp. *	4,701	160,069
Thryv Holdings, Inc. *	6,342	24,607
Trimble, Inc. *	3,866	218,081
Twilio, Inc., Class A *	1,332	253,932
Tyler Technologies, Inc. *	251	78,601
Unisys Corp. *	9,894	45,413
Unity Software, Inc. *	3,892	118,589
VeriSign, Inc.	704	200,908
Workday, Inc., Class A *	990	144,728
Zoom Communications, Inc., Class A *	3,524	358,003
		56,919,805

Technology Hardware & Equipment 8.2%
Advanced Energy Industries, Inc.	556	168,012
Amphenol Corp., Class A	7,421	1,103,948
Apple, Inc.	182,451	56,935,659
Arista Networks, Inc. *	3,245	517,480
Arrow Electronics, Inc. *	6,289	1,349,808
SECURITY	NUMBER OF SHARES	VALUE ($)
Avnet, Inc.	13,790	1,198,765
Badger Meter, Inc.	265	32,833
Belden, Inc.	999	104,975
Benchmark Electronics, Inc.	2,504	211,488
Calix, Inc. *	973	38,677
CDW Corp.	4,521	567,159
Ciena Corp. *	2,154	1,249,815
Cisco Systems, Inc.	92,018	11,080,807
Cognex Corp.	3,331	219,346
Coherent Corp. *	1,406	508,227
Corning, Inc.	13,982	2,532,979
Crane NXT Co.	1,182	45,909
CTS Corp.	972	62,412
Dell Technologies, Inc., Class C	6,326	2,662,677
Diebold Nixdorf, Inc. *	221	17,932
ePlus, Inc.	1,167	95,799
Everpure, Inc., Class A *	1,123	89,290
F5, Inc. *	924	354,308
Flex Ltd. *	11,103	1,674,110
Hewlett Packard Enterprise Co.	83,604	3,598,316
HP, Inc.	80,802	2,184,886
Ingram Micro Holding Corp.	3,389	95,739
Insight Enterprises, Inc. *	2,415	256,908
IPG Photonics Corp. *	1,216	139,256
Itron, Inc. *	943	77,779
Jabil, Inc.	3,389	1,235,494
Keysight Technologies, Inc. *	2,861	967,962
Kimball Electronics, Inc. *	2,077	53,857
Knowles Corp. *	3,082	115,298
Littelfuse, Inc.	648	302,532
Lumentum Holdings, Inc. *	1,030	880,609
Methode Electronics, Inc.	7,907	91,247
Mirion Technologies, Inc. *	437	7,988
Motorola Solutions, Inc.	1,478	596,048
NetApp, Inc.	5,190	904,565
NETGEAR, Inc. *	1,829	47,536
NetScout Systems, Inc. *	3,176	132,185
Novanta, Inc. *	390	62,139
OSI Systems, Inc. *	278	60,256
PC Connection, Inc.	975	67,850
Plexus Corp. *	941	252,527
Ralliant Corp.	1,546	95,651
Rogers Corp. *	902	127,651
Sandisk Corp. *	177	300,011
Sanmina Corp. *	2,615	679,194
ScanSource, Inc. *	2,317	107,208
Seagate Technology Holdings PLC	3,987	3,507,763
Super Micro Computer, Inc. *	5,925	273,083
TD SYNNEX Corp.	4,947	1,292,552
TE Connectivity PLC	6,211	1,325,489
Teledyne Technologies, Inc. *	623	386,154
TTM Technologies, Inc. *	2,358	409,632
Viasat, Inc. *	6,679	538,461
Viavi Solutions, Inc. *	5,923	287,621
Vishay Intertechnology, Inc.	13,392	697,054
Vistance Networks, Inc. *	14,639	182,695
Vontier Corp.	4,248	120,558
Western Digital Corp.	5,966	3,169,199
Xerox Holdings Corp. (b)	74,041	239,893
Zebra Technologies Corp., Class A *	1,280	311,846
		109,005,107

Telecommunication Services 2.7%
Array Digital Infrastructure, Inc.	725	36,874
AT&T, Inc.	401,195	9,949,636
Cogent Communications Holdings, Inc.	2,339	41,541
Comcast Corp., Class A	281,374	6,997,771
IDT Corp., Class B	697	38,447

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IHS Holding Ltd. *	9,050	75,115
Iridium Communications, Inc.	4,235	219,288
Liberty Capital Corp., Class C *	547	12,236
Liberty Global Ltd., Class C *	31,523	383,320
Liberty Latin America Ltd., Class C *	27,612	226,418
Lumen Technologies, Inc. *	244,671	2,688,934
Shenandoah Telecommunications Co.	3,146	50,179
Telephone & Data Systems, Inc.	6,019	235,403
T-Mobile U.S., Inc.	11,103	2,082,146
Uniti Group, Inc.	16,606	186,319
Verizon Communications, Inc.	254,233	12,154,880
		35,378,507

Transportation 2.3%
Alaska Air Group, Inc. *	4,891	225,084
Allegiant Travel Co. *	1,476	135,216
American Airlines Group, Inc. *	12,725	186,294
ArcBest Corp.	2,404	328,603
Avis Budget Group, Inc. *	3,281	576,931
CH Robinson Worldwide, Inc.	5,041	900,575
Costamare, Inc.	551	8,474
Covenant Logistics Group, Inc., Class A	1,385	54,984
CSX Corp.	64,022	2,897,636
Delta Air Lines, Inc.	4,151	342,374
Expeditors International of Washington, Inc.	6,820	1,077,492
FedEx Corp.	12,941	5,328,457
Forward Air Corp. *	2,275	24,069
Genco Shipping & Trading Ltd.	3,154	75,885
Global Ship Lease, Inc., Class A	1,841	67,068
GXO Logistics, Inc. *	4,789	239,977
Heartland Express, Inc.	4,676	70,093
Hertz Global Holdings, Inc. *(b)	37,887	204,590
Hub Group, Inc., Class A	5,912	245,584
JB Hunt Transport Services, Inc.	3,439	950,643
JetBlue Airways Corp. *	21,689	118,639
Kirby Corp. *	1,527	214,681
Knight-Swift Transportation Holdings, Inc.	10,021	757,888
Landstar System, Inc.	2,339	483,939
Marten Transport Ltd.	5,632	97,096
Matson, Inc.	2,442	442,735
Norfolk Southern Corp.	6,725	2,050,856
Old Dominion Freight Line, Inc.	4,088	920,413
RXO, Inc. *	9,053	231,576
Ryder System, Inc.	3,182	798,205
Saia, Inc. *	639	301,844
Schneider National, Inc., Class B	3,655	129,168
SkyWest, Inc. *	1,469	125,820
Southwest Airlines Co.	3,992	171,456
Uber Technologies, Inc. *	5,836	410,854
U-Haul Holding Co., Non Voting Shares	4,677	243,298
Union Pacific Corp.	16,123	4,234,545
United Airlines Holdings, Inc. *	1,792	205,722
United Parcel Service, Inc., Class B	40,894	4,362,981
Werner Enterprises, Inc.	6,957	288,785
XPO, Inc. *	1,321	283,024
		30,813,554

Utilities 2.9%
AES Corp.	49,115	720,517
Alliant Energy Corp.	6,187	443,051
Ameren Corp.	6,533	705,368
American Electric Power Co., Inc.	14,322	1,814,168
American States Water Co.	714	55,171
American Water Works Co., Inc.	3,554	438,102
Atmos Energy Corp.	2,431	411,155
SECURITY	NUMBER OF SHARES	VALUE ($)
Avista Corp.	3,368	139,671
Black Hills Corp.	2,867	208,775
California Water Service Group	1,428	64,403
CenterPoint Energy, Inc.	16,886	713,602
Chesapeake Utilities Corp.	426	52,534
Clearway Energy, Inc., Class C	2,549	104,917
CMS Energy Corp.	7,995	580,197
Consolidated Edison, Inc.	11,786	1,244,955
Constellation Energy Corp.	2,999	862,962
Dominion Energy, Inc.	30,809	2,062,354
DTE Energy Co.	5,488	784,071
Duke Energy Corp.	24,836	3,048,122
Edison International	21,003	1,468,950
Entergy Corp.	11,276	1,229,648
Essential Utilities, Inc.	6,043	222,926
Evergy, Inc.	8,591	704,806
Eversource Energy	12,819	875,153
Exelon Corp.	36,771	1,678,228
FirstEnergy Corp.	19,019	882,291
H2O America	939	54,302
Hawaiian Electric Industries, Inc. *	12,677	168,604
IDACORP, Inc.	1,148	161,030
MDU Resources Group, Inc.	5,334	112,441
MGE Energy, Inc.	742	56,021
National Fuel Gas Co.	2,632	203,322
New Jersey Resources Corp.	2,904	160,446
NextEra Energy, Inc.	34,166	2,972,784
NiSource, Inc.	11,143	515,029
Northwest Natural Holding Co.	1,621	78,602
Northwestern Energy Group, Inc.	2,282	161,132
NRG Energy, Inc.	3,941	528,409
OGE Energy Corp.	6,681	315,544
ONE Gas, Inc.	2,031	157,890
Ormat Technologies, Inc.	884	121,311
Otter Tail Corp.	1,307	113,265
PG&E Corp.	74,828	1,222,690
Pinnacle West Capital Corp.	4,281	426,987
Portland General Electric Co.	4,459	223,485
PPL Corp.	23,322	825,366
Public Service Enterprise Group, Inc.	12,289	966,530
Sempra	15,942	1,420,910
Southern Co.	27,593	2,539,936
Southwest Gas Holdings, Inc.	2,586	222,939
Spire, Inc.	1,951	160,489
Talen Energy Corp. *	369	142,729
TXNM Energy, Inc.	2,760	163,420
UGI Corp.	12,904	450,608
Unitil Corp.	704	35,221
Vistra Corp.	5,290	847,617
WEC Energy Group, Inc.	7,431	825,213
Xcel Energy, Inc.	15,639	1,243,300
		39,113,669
Total Common Stocks (Cost $896,076,974)		1,322,205,974

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P Total U.S. Stock Market ETF	3,500	579,180
Total Investment Companies (Cost $503,028)		579,180

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (e)	545,528	545,528
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (e)(f)	1,737,350	1,737,350
		2,282,878
Total Short-Term Investments (Cost $2,282,878)		2,282,878
Total Investments in Securities (Cost $898,862,880)		1,325,068,032

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/18/26	7	2,658,513	37,040

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $1,669,892.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2026, and/or Value and Balance of Shares Held at May 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc. *	$68,575	$3,802	$—	$—	$8,820	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc. (a),*	61,593	4,454	(8,324)	(12,012)	36,205	81,916	13,191	—

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	132,188	—	(51,920)	(466,740)	386,472	—	—	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	59,504	16,703	—	—	11,828	—	—	1,338

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	109,291	5,419	(13,290)	(43,899)	19,845	—	—	417

Financial Services 0.1%
Charles Schwab Corp. (b)	1,440,471	125,923	(4,749)	(567)	(124,869)	1,436,209	16,442	5,181

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc. (a),*	45,444	2,794	(5,915)	(30,982)	29,496	40,837	51,517	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc. *	74,599	6,130	(4,833)	(48,253)	58,988	—	—	—

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
Household & Personal Products 0.0%
Medifast, Inc. (a),*	$62,116	$3,727	($13,260 )	($6,448 )	$15,412	$61,547	4,912	$—
Nu Skin Enterprises, Inc., Class A	139,216	6,997	(24,964)	(18,687)	(22,098)	—	—	830
						61,547

Materials 0.0%
Trinseo PLC	6,011	—	—	—	(5,750)	—	—	—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A *	110,172	6,679	(14,475)	(8,815)	25,101	—	—	—
EW Scripps Co., Class A *	127,994	7,167	(28,094)	(8,930)	(15,723)	—	—	—
Gray Media, Inc.	164,917	9,778	(27,017)	(6,680)	(29,404)	—	—	2,557
						—
Total	$2,602,091	$199,573	($196,841 )	($652,013 )	$394,323	$1,620,509		$10,323

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Issuer is affiliated with the fund’s investment adviser.
*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$1,246,718,344	$—	$—	$1,246,718,344
Health Care Equipment & Services	75,487,630	—	0 *	75,487,630
Investment Companies [1]	579,180	—	—	579,180
Short-Term Investments [1]	2,282,878	—	—	2,282,878
Futures Contracts [2]	37,040	—	—	37,040
Total	$1,325,105,072	$—	$0	$1,325,105,072

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.0%
Adient PLC *	316,574	7,236,882
Aptiv PLC *	64,135	4,357,332
BorgWarner, Inc.	302,876	21,752,554
Dana, Inc.	233,421	8,265,438
Ford Motor Co.	8,731,558	152,278,371
General Motors Co.	2,253,540	187,584,669
Gentex Corp.	237,450	5,736,792
Goodyear Tire & Rubber Co. *	1,075,777	6,562,240
Harley-Davidson, Inc.	215,972	5,222,203
Lear Corp.	143,990	20,607,849
Tesla, Inc. *	198,244	86,392,753
Thor Industries, Inc.	112,604	8,904,724
Versigent PLC *	21,339	941,477
		515,843,284

Banks 5.0%
Bank of America Corp.	4,284,525	221,081,490
Citigroup, Inc.	1,728,660	217,638,294
Citizens Financial Group, Inc.	343,284	21,372,862
East West Bancorp, Inc.	58,583	7,178,761
Fifth Third Bancorp	614,979	30,705,901
First Citizens BancShares, Inc., Class A	3,670	7,305,172
First Horizon Corp.	272,696	6,607,424
Flagstar Bank NA	259,602	3,650,004
Huntington Bancshares, Inc.	900,282	14,728,614
JPMorgan Chase & Co.	1,176,345	352,091,822
KeyCorp	774,578	16,521,749
M&T Bank Corp.	81,602	17,635,008
PNC Financial Services Group, Inc.	245,177	54,213,538
Popular, Inc.	12,109	1,798,550
Regions Financial Corp.	592,644	16,594,032
Truist Financial Corp.	1,011,977	48,787,411
U.S. Bancorp	1,100,066	60,338,620
Webster Financial Corp.	78,447	5,704,666
Wells Fargo & Co.	2,219,421	172,093,904
Zions Bancorp NA	148,653	9,283,380
		1,285,331,202

Capital Goods 6.2%
3M Co.	298,420	45,697,055
A.O. Smith Corp.	77,665	4,405,159
Acuity, Inc.	20,391	6,221,498
Advanced Drainage Systems, Inc.	8,214	1,143,060
AECOM	81,599	5,660,523
AerCap Holdings NV	22,308	3,109,512
AGCO Corp.	90,910	10,207,375
Allegion PLC	8,513	1,107,286
Allison Transmission Holdings, Inc.	61,753	7,010,818
AMETEK, Inc.	57,402	12,964,242
Atkore, Inc.	76,124	6,303,828
Boeing Co. *	34,839	8,053,035
Boise Cascade Co.	102,757	7,164,218
Builders FirstSource, Inc. *	203,280	15,502,133
Carlisle Cos., Inc.	25,252	8,707,142
SECURITY	NUMBER OF SHARES	VALUE ($)
Carrier Global Corp.	315,966	20,180,748
Caterpillar, Inc.	175,950	154,109,326
CNH Industrial NV	1,124,361	11,479,726
Cummins, Inc.	68,499	44,293,508
Deere & Co.	129,626	70,280,625
Donaldson Co., Inc.	55,969	4,582,182
Dover Corp.	62,840	13,281,862
Eaton Corp. PLC	95,022	38,065,813
EMCOR Group, Inc.	14,688	12,144,332
Emerson Electric Co.	249,242	35,845,984
Fastenal Co.	347,140	15,343,588
Ferguson Enterprises, Inc.	108,911	24,610,619
Fluor Corp. *	154,034	7,048,596
Fortive Corp.	135,660	7,911,691
Fortune Brands Innovations, Inc.	137,121	5,339,492
Gates Industrial Corp. PLC *	181,723	4,710,260
GE Vernova, Inc.	16,471	15,949,199
Generac Holdings, Inc. *	29,287	8,139,150
General Dynamics Corp.	132,866	46,080,586
General Electric Co.	128,485	41,598,304
Graco, Inc.	57,015	4,301,782
Herc Holdings, Inc.	7,357	978,481
Honeywell International, Inc.	306,571	72,920,978
Howmet Aerospace, Inc.	46,167	11,922,628
Hubbell, Inc.	15,983	7,569,709
Huntington Ingalls Industries, Inc.	30,380	9,362,205
IDEX Corp.	33,010	6,959,498
Illinois Tool Works, Inc.	113,766	28,132,056
Ingersoll Rand, Inc.	112,266	8,042,736
ITT, Inc.	30,136	5,876,520
Johnson Controls International PLC	237,467	31,834,826
L3Harris Technologies, Inc.	124,714	39,307,359
Lennox International, Inc.	2,416	1,213,219
Lincoln Electric Holdings, Inc.	22,561	5,831,793
Lockheed Martin Corp.	166,995	88,582,498
Masco Corp.	146,300	10,277,575
MasTec, Inc. *	25,752	9,743,784
Middleby Corp. *	34,833	5,399,463
MSC Industrial Direct Co., Inc., Class A	50,663	5,546,079
Mueller Industries, Inc.	59,731	7,681,407
Nordson Corp.	19,733	5,669,883
Northrop Grumman Corp.	80,055	45,125,402
nVent Electric PLC	51,791	8,648,579
Oshkosh Corp.	61,845	8,039,850
Otis Worldwide Corp.	132,441	9,382,120
Owens Corning	111,665	14,049,690
PACCAR, Inc.	341,127	37,650,187
Parker-Hannifin Corp.	27,600	23,311,788
Pentair PLC	58,235	4,125,367
Quanta Services, Inc.	31,256	22,245,833
Regal Rexnord Corp.	42,356	8,545,747
Resideo Technologies, Inc. *	170,771	5,340,009
Rockwell Automation, Inc.	34,560	15,588,634
RTX Corp.	519,187	93,277,136
Rush Enterprises, Inc., Class A	90,996	6,308,753
Sensata Technologies Holding PLC	191,754	9,470,730
Snap-on, Inc.	30,339	11,262,140
Stanley Black & Decker, Inc.	232,437	18,460,147
Textron, Inc.	140,737	12,914,027
Timken Co.	60,500	7,742,790

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toro Co.	67,203	6,040,206
Trane Technologies PLC	11,568	5,220,638
TransDigm Group, Inc.	9,827	12,365,511
UFP Industries, Inc.	90,387	7,321,347
United Rentals, Inc.	30,706	30,573,043
Vertiv Holdings Co., Class A	5,755	1,816,911
Watsco, Inc.	18,192	6,678,283
WESCO International, Inc.	50,623	18,283,509
Westinghouse Air Brake Technologies Corp.	62,974	16,446,290
WillScot Holdings Corp.	217,870	5,605,795
WW Grainger, Inc.	17,242	21,280,766
Xylem, Inc.	69,084	7,567,461
		1,592,095,643

Commercial & Professional Services 0.8%
ABM Industries, Inc.	111,938	4,372,298
Automatic Data Processing, Inc.	115,513	25,625,404
Booz Allen Hamilton Holding Corp., Class A	82,629	6,542,564
Broadridge Financial Solutions, Inc.	31,412	4,828,653
CACI International, Inc., Class A *	12,188	6,258,660
Cintas Corp.	75,832	12,986,988
Clean Harbors, Inc. *	4,693	1,318,874
Concentrix Corp.	131,200	3,711,648
Copart, Inc. *	160,996	5,275,839
Equifax, Inc.	33,749	5,595,247
Genpact Ltd.	142,396	4,691,948
Jacobs Solutions, Inc.	83,772	10,040,912
KBR, Inc.	106,964	3,738,392
Leidos Holdings, Inc.	76,334	9,755,485
ManpowerGroup, Inc.	276,391	8,742,247
Maximus, Inc.	57,080	3,534,964
Paychex, Inc.	113,562	11,013,243
Republic Services, Inc.	58,457	11,717,121
Robert Half, Inc.	284,182	8,366,318
Science Applications International Corp.	67,791	7,063,822
SS&C Technologies Holdings, Inc.	114,714	7,745,489
TransUnion	65,719	4,702,852
Veralto Corp.	61,380	5,047,278
Verisk Analytics, Inc.	37,862	6,625,471
Waste Management, Inc.	137,560	29,088,438
		208,390,155

Consumer Discretionary Distribution & Retail 4.2%
Academy Sports & Outdoors, Inc.	136,469	7,205,563
Advance Auto Parts, Inc.	190,479	11,474,455
Amazon.com, Inc. *	1,748,024	473,085,215
American Eagle Outfitters, Inc.	296,733	4,688,382
Asbury Automotive Group, Inc. *	34,159	6,411,986
AutoNation, Inc. *	61,300	11,507,236
AutoZone, Inc. *	3,149	9,242,913
Bath & Body Works, Inc.	263,188	5,269,024
Best Buy Co., Inc.	421,000	32,816,950
Burlington Stores, Inc. *	16,793	5,438,077
CarMax, Inc. *	247,068	11,024,174
Coupang, Inc. *	121,752	2,021,083
Dick's Sporting Goods, Inc.	45,969	10,461,165
eBay, Inc.	362,423	39,601,961
Gap, Inc.	262,801	5,558,241
Genuine Parts Co.	116,640	11,512,368
Group 1 Automotive, Inc.	26,303	8,320,691
Home Depot, Inc.	415,710	131,838,270
Kohl's Corp.	1,063,158	15,266,949
Lithia Motors, Inc.	48,179	14,014,789
LKQ Corp.	473,608	12,844,249
SECURITY	NUMBER OF SHARES	VALUE ($)
Lowe's Cos., Inc.	385,570	82,650,785
Macy's, Inc.	993,036	21,608,463
Murphy USA, Inc.	20,736	10,493,038
O'Reilly Automotive, Inc. *	232,144	20,168,671
Penske Automotive Group, Inc.	27,964	4,680,335
Pool Corp.	20,296	3,681,694
Ross Stores, Inc.	106,356	24,645,876
Signet Jewelers Ltd.	68,304	5,969,087
TJX Cos., Inc.	322,014	49,831,667
Tractor Supply Co.	244,889	7,721,350
Ulta Beauty, Inc. *	18,407	9,366,402
Williams-Sonoma, Inc.	49,965	10,171,375
		1,080,592,484

Consumer Durables & Apparel 1.3%
Brunswick Corp.	118,436	9,920,199
Capri Holdings Ltd. *	378,756	7,010,774
Carter's, Inc.	126,615	4,886,073
Crocs, Inc. *	55,750	6,615,853
Deckers Outdoor Corp. *	66,191	7,535,845
DR Horton, Inc.	286,947	42,207,034
Hasbro, Inc.	99,930	8,610,968
KB Home	100,223	4,896,896
Leggett & Platt, Inc.	492,360	5,056,537
Lennar Corp., Class A	323,467	29,040,867
M/I Homes, Inc. *	34,508	4,541,943
Mattel, Inc. *	279,260	4,172,144
Meritage Homes Corp.	112,325	7,328,083
Mohawk Industries, Inc. *	97,427	10,465,608
Newell Brands, Inc.	1,902,041	6,466,939
NIKE, Inc., Class B	872,986	40,358,143
NVR, Inc. *	2,329	14,218,079
Polaris, Inc.	125,511	8,857,311
PulteGroup, Inc.	207,109	24,476,142
PVH Corp.	140,182	13,076,177
Ralph Lauren Corp.	18,184	6,617,158
Somnigroup International, Inc.	56,498	4,000,623
Tapestry, Inc.	98,743	14,363,157
Taylor Morrison Home Corp. *	148,690	8,698,365
Toll Brothers, Inc.	83,211	11,528,052
TopBuild Corp. *	12,891	5,381,735
VF Corp.	766,297	13,164,983
Whirlpool Corp.	176,614	7,668,580
		331,164,268

Consumer Services 1.2%
ADT, Inc.	648,747	4,353,092
Airbnb, Inc., Class A *	13,896	1,852,476
Aramark	149,945	8,004,064
Booking Holdings, Inc.	192,298	32,196,454
Boyd Gaming Corp.	15,620	1,291,462
Caesars Entertainment, Inc. *	401,049	11,650,473
Carnival Corp. Ltd.	169,372	4,752,578
Chipotle Mexican Grill, Inc. *	268,279	8,547,369
Darden Restaurants, Inc.	59,006	12,031,913
Domino's Pizza, Inc.	13,890	4,313,956
Expedia Group, Inc.	38,491	8,690,883
Flutter Entertainment PLC *	42,318	4,104,000
Hilton Worldwide Holdings, Inc.	37,292	12,219,097
Las Vegas Sands Corp.	107,375	5,429,954
Marriott International, Inc., Class A	40,645	15,266,262
Marriott Vacations Worldwide Corp.	77,140	6,547,643
McDonald's Corp.	223,935	62,522,652
MGM Resorts International *	279,323	12,198,035
Penn Entertainment, Inc. *	348,322	6,558,903
Royal Caribbean Cruises Ltd.	16,466	4,686,718
Service Corp. International	76,689	5,766,246

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Starbucks Corp.	487,808	48,371,041
Texas Roadhouse, Inc.	25,029	4,520,738
Vail Resorts, Inc.	32,771	4,378,206
Yum! Brands, Inc.	97,023	14,354,553
		304,608,768

Consumer Staples Distribution & Retail 2.9%
Albertsons Cos., Inc., Class A	827,272	12,913,716
Andersons, Inc.	118,169	8,341,550
BJ's Wholesale Club Holdings, Inc. *	78,790	6,719,211
Casey's General Stores, Inc.	19,634	15,062,027
Costco Wholesale Corp.	141,964	135,763,012
Dollar General Corp.	289,829	32,057,986
Dollar Tree, Inc. *	204,817	23,848,891
Kroger Co.	887,972	55,187,460
Performance Food Group Co. *	178,952	17,571,297
Sprouts Farmers Market, Inc. *	54,314	4,487,423
Sysco Corp.	305,751	23,178,983
Target Corp.	798,634	101,482,422
U.S. Foods Holding Corp. *	212,893	17,425,292
United Natural Foods, Inc. *	281,969	14,479,108
Walmart, Inc.	2,229,700	258,087,775
		726,606,153

Energy 9.3%
Antero Resources Corp. *	272,143	9,729,112
APA Corp.	828,690	30,189,177
Baker Hughes Co.	601,988	38,454,993
California Resources Corp.	99,937	5,925,265
Cheniere Energy, Inc.	110,993	24,957,886
Chevron Corp.	2,071,051	377,883,966
Chord Energy Corp.	85,530	11,278,841
CNX Resources Corp. *	159,505	5,373,723
ConocoPhillips	1,474,169	168,025,783
Devon Energy Corp.	1,489,548	66,269,991
Diamondback Energy, Inc.	98,930	18,943,116
EOG Resources, Inc.	566,507	75,560,704
EQT Corp.	292,378	16,060,324
Expand Energy Corp.	219,309	20,391,351
Exxon Mobil Corp.	4,011,645	582,731,553
Halliburton Co.	892,572	34,676,422
Helmerich & Payne, Inc.	185,988	7,095,442
HF Sinclair Corp.	472,743	33,040,008
Kinder Morgan, Inc.	1,309,902	40,711,754
Liberty Energy, Inc.	51,047	1,493,635
Marathon Petroleum Corp.	645,426	160,562,626
Matador Resources Co.	102,893	5,515,065
Murphy Oil Corp.	286,555	10,370,425
NOV, Inc.	470,270	9,386,589
Occidental Petroleum Corp.	934,487	52,919,999
ONEOK, Inc.	338,315	28,398,161
Ovintiv, Inc.	587,304	32,912,516
Patterson-UTI Energy, Inc.	741,214	8,309,009
PBF Energy, Inc., Class A	623,115	25,360,781
Peabody Energy Corp.	301,249	8,148,785
Permian Resources Corp., Class A	86,854	1,670,202
Phillips 66	679,235	119,463,852
Range Resources Corp.	184,765	7,196,597
SLB Ltd.	1,115,157	60,831,814
SM Energy Co.	469,076	14,405,324
Targa Resources Corp.	80,230	20,464,266
TechnipFMC PLC	152,000	10,399,840
Valero Energy Corp.	742,160	181,695,611
Williams Cos., Inc.	470,224	33,569,291
World Kinect Corp.	450,934	12,991,409
		2,373,365,208

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.	154,676	7,684,304
American Tower Corp.	143,312	26,793,612
AvalonBay Communities, Inc.	52,642	9,607,691
BXP, Inc.	134,871	8,093,609
Camden Property Trust	46,932	5,001,074
Crown Castle, Inc.	223,757	20,473,765
Digital Realty Trust, Inc.	102,650	19,503,500
Equinix, Inc.	18,546	19,807,870
Equity Residential	188,398	12,330,649
Essex Property Trust, Inc.	24,470	6,671,501
Extra Space Storage, Inc.	50,173	7,240,466
Gaming & Leisure Properties, Inc.	98,760	4,638,757
Healthpeak Properties, Inc.	424,756	8,134,077
Host Hotels & Resorts, Inc.	473,104	10,871,930
Invitation Homes, Inc.	223,513	6,537,755
Iron Mountain, Inc.	95,106	12,197,344
Kimco Realty Corp.	262,257	6,315,149
Lamar Advertising Co., Class A	36,656	5,588,574
Mid-America Apartment Communities, Inc.	51,759	6,680,534
Prologis, Inc.	218,309	31,320,792
Public Storage	40,780	12,384,478
Realty Income Corp.	183,100	11,220,368
Regency Centers Corp.	64,641	4,999,981
SBA Communications Corp.	33,874	6,881,842
Simon Property Group, Inc.	94,314	19,325,882
Sun Communities, Inc.	50,675	6,266,470
UDR, Inc.	145,820	5,380,758
Ventas, Inc.	156,237	13,189,528
VICI Properties, Inc.	271,372	7,658,118
Vornado Realty Trust	82,326	2,778,503
Welltower, Inc.	96,626	19,840,217
Weyerhaeuser Co.	848,820	20,804,578
WP Carey, Inc.	83,813	6,237,363
		372,461,039

Financial Services 6.5%
Affiliated Managers Group, Inc.	25,387	7,688,453
AGNC Investment Corp.	456,476	4,751,915
Ally Financial, Inc.	523,956	22,430,556
American Express Co.	174,382	55,186,671
Ameriprise Financial, Inc.	45,781	20,405,049
Annaly Capital Management, Inc.	455,149	9,945,006
Apollo Global Management, Inc.	62,873	8,092,384
ARES Management Corp., Class A	9,796	1,258,786
Bank of New York Mellon Corp.	381,225	53,154,202
Berkshire Hathaway, Inc., Class B *	756,655	359,017,664
Blackrock, Inc.	43,886	45,943,376
Blackstone, Inc.	144,544	16,907,312
Block, Inc. *	218,498	16,544,669
Bread Financial Holdings, Inc.	100,104	8,916,263
Capital One Financial Corp.	476,589	89,565,371
Carlyle Group, Inc.	124,525	5,657,171
Cboe Global Markets, Inc.	6,822	2,275,546
Charles Schwab Corp. (a)	340,805	29,769,317
CME Group, Inc.	80,423	21,998,907
Corebridge Financial, Inc.	324,230	8,754,210
Corpay, Inc. *	33,002	11,940,124
Equitable Holdings, Inc.	164,893	6,818,325
Evercore, Inc., Class A	21,858	7,450,518
Fidelity National Information Services, Inc.	452,745	19,463,507
Fiserv, Inc. *	406,284	22,979,423
Franklin Resources, Inc.	380,778	11,811,734
Global Payments, Inc.	307,157	23,193,425
Goldman Sachs Group, Inc.	144,860	148,562,622

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Intercontinental Exchange, Inc.	141,498	20,920,479
Invesco Ltd.	408,845	11,635,729
Jack Henry & Associates, Inc.	29,739	4,054,020
Jackson Financial, Inc., Class A	77,339	7,974,424
Jefferies Financial Group, Inc.	118,001	6,221,013
KKR & Co., Inc.	102,926	9,874,720
LPL Financial Holdings, Inc.	23,923	6,549,400
Mastercard, Inc., Class A	112,849	55,745,149
MGIC Investment Corp.	180,779	4,559,246
Moody's Corp.	29,967	13,582,543
Morgan Stanley	544,142	113,181,536
MSCI, Inc.	11,634	7,345,475
Nasdaq, Inc.	106,133	9,819,425
Northern Trust Corp.	99,717	16,498,178
OneMain Holdings, Inc.	243,761	13,482,421
PayPal Holdings, Inc.	758,281	33,933,075
PROG Holdings, Inc.	178,097	6,548,627
Raymond James Financial, Inc.	67,163	9,631,846
Rithm Capital Corp.	605,870	5,646,708
Rocket Cos., Inc., Class A *	80,751	1,171,697
S&P Global, Inc.	78,460	33,267,040
SEI Investments Co.	68,236	5,996,580
SLM Corp.	256,465	5,673,006
Starwood Property Trust, Inc.	285,332	4,873,471
State Street Corp.	223,603	34,801,571
StoneX Group, Inc. *	68,638	7,780,117
Synchrony Financial	644,345	46,032,007
T. Rowe Price Group, Inc.	267,232	27,933,761
Visa, Inc., Class A	257,616	84,075,558
Voya Financial, Inc.	68,664	5,576,890
Western Union Co.	854,527	6,947,304
		1,661,815,522

Food, Beverage & Tobacco 3.1%
Altria Group, Inc.	1,055,567	73,446,352
Archer-Daniels-Midland Co.	1,090,979	87,038,305
Brown-Forman Corp., Class B	206,690	5,316,067
Bunge Global SA	415,376	51,215,861
Campbell's Co. (b)	232,682	4,911,917
Coca-Cola Co.	1,081,987	85,487,793
Coca-Cola Consolidated, Inc.	8,000	1,386,080
Conagra Brands, Inc.	853,146	11,329,779
Constellation Brands, Inc., Class A	119,636	16,607,869
Darling Ingredients, Inc. *	160,536	9,487,678
Flowers Foods, Inc.	360,171	2,751,706
General Mills, Inc.	624,863	21,126,618
Hershey Co.	63,007	12,225,248
Hormel Foods Corp.	325,365	7,558,229
Ingredion, Inc.	70,767	7,178,604
J.M. Smucker Co.	119,930	12,376,776
Keurig Dr. Pepper, Inc.	737,851	22,157,666
Kraft Heinz Co.	1,367,385	32,830,914
Lamb Weston Holdings, Inc.	113,253	4,890,265
McCormick & Co., Inc. - Non Voting Shares	126,528	5,993,631
Molson Coors Beverage Co., Class B	268,058	10,596,333
Mondelez International, Inc., Class A	864,386	52,874,492
Monster Beverage Corp. *	129,104	11,371,480
PepsiCo, Inc.	728,100	104,984,739
Philip Morris International, Inc.	496,275	88,029,259
Post Holdings, Inc. *	43,662	4,009,918
Tyson Foods, Inc., Class A	689,503	42,073,473
		789,257,052

Health Care Equipment & Services 5.9%
Abbott Laboratories	669,755	57,331,028
Align Technology, Inc. *	48,281	8,446,761
SECURITY	NUMBER OF SHARES	VALUE ($)
AMN Healthcare Services, Inc. *	221,205	6,408,309
Baxter International, Inc.	776,939	14,590,914
Becton Dickinson & Co.	165,849	24,399,705
Boston Scientific Corp. *	212,636	10,272,445
Cardinal Health, Inc.	84,699	16,668,763
Cencora, Inc.	45,933	12,372,513
Centene Corp. *	1,821,053	108,534,759
Cigna Group	429,500	119,143,300
Community Health Systems, Inc. *	1,127,572	3,066,996
Cooper Cos., Inc. *	82,118	5,026,443
CVS Health Corp.	2,557,080	232,643,138
DaVita, Inc. *	55,574	10,801,363
Dentsply Sirona, Inc.	472,904	4,951,305
Edwards Lifesciences Corp. *	180,481	15,606,192
Elevance Health, Inc.	327,998	128,965,534
Encompass Health Corp.	39,956	4,229,343
GE HealthCare Technologies, Inc.	230,583	14,374,544
HCA Healthcare, Inc.	103,306	39,105,453
Henry Schein, Inc. *	139,101	10,652,354
Humana, Inc.	265,740	81,162,311
IDEXX Laboratories, Inc. *	11,168	6,293,503
Intuitive Surgical, Inc. *	29,993	12,736,227
Labcorp Holdings, Inc.	105,585	27,458,435
McKesson Corp.	36,797	27,319,565
Medtronic PLC	212,549	15,688,242
Molina Healthcare, Inc. *	101,287	17,583,423
Quest Diagnostics, Inc.	76,523	14,914,333
QuidelOrtho Corp. *	171,467	2,232,500
ResMed, Inc.	30,289	5,772,175
Solventum Corp. *	169,315	12,690,159
STERIS PLC	34,214	7,278,344
Stryker Corp.	77,653	23,691,154
Teleflex, Inc.	44,512	5,726,024
Tenet Healthcare Corp. *	63,656	11,160,170
UnitedHealth Group, Inc.	919,433	349,669,564
Universal Health Services, Inc., Class B	72,672	10,618,106
Zimmer Biomet Holdings, Inc.	146,285	12,043,644
		1,491,629,041

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	101,505	9,706,923
Clorox Co.	61,185	5,507,874
Colgate-Palmolive Co.	320,412	28,878,733
Estee Lauder Cos., Inc., Class A	171,406	15,246,564
Kenvue, Inc.	1,194,870	20,647,354
Kimberly-Clark Corp.	194,044	18,938,694
Procter & Gamble Co.	1,165,288	167,288,745
Spectrum Brands Holdings, Inc.	16,590	1,305,467
		267,520,354

Insurance 2.3%
Aflac, Inc.	330,825	37,191,346
Allstate Corp.	182,252	37,560,315
American Financial Group, Inc.	77,231	10,024,584
American International Group, Inc.	777,229	57,693,709
Aon PLC, Class A	80,119	25,322,411
Arch Capital Group Ltd. *	42,625	3,808,117
Arthur J Gallagher & Co.	46,306	9,312,600
Assurant, Inc.	26,749	6,657,024
Brown & Brown, Inc.	59,694	3,357,787
Chubb Ltd.	144,137	44,931,827
Cincinnati Financial Corp.	86,249	13,577,318
CNO Financial Group, Inc.	120,310	5,530,651
Everest Group Ltd.	8,204	2,658,342
F&G Annuities & Life, Inc.	6,581	182,425
Fidelity National Financial, Inc.	197,852	9,368,292

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First American Financial Corp.	123,854	8,202,850
Genworth Financial, Inc., Class A *	597,319	5,113,051
Globe Life, Inc.	39,507	6,054,053
Hartford Insurance Group, Inc.	157,548	20,029,077
Lincoln National Corp.	221,768	7,826,193
Loews Corp.	96,674	10,010,593
Markel Group, Inc. *	6,060	11,002,475
Marsh & McLennan Cos., Inc.	168,601	26,971,102
MetLife, Inc.	500,339	41,373,032
Old Republic International Corp.	227,751	8,479,170
Primerica, Inc.	16,936	4,572,212
Principal Financial Group, Inc.	200,209	20,745,657
Progressive Corp.	173,711	33,074,574
Prudential Financial, Inc.	293,298	29,517,511
Reinsurance Group of America, Inc., Class A	32,250	6,473,865
RenaissanceRe Holdings Ltd.	5,753	1,612,853
Travelers Cos., Inc.	129,043	37,666,361
Unum Group	121,841	10,140,826
W.R. Berkley Corp.	112,582	7,153,460
Willis Towers Watson PLC	43,968	10,977,491
		574,173,154

Materials 3.9%
Air Products & Chemicals, Inc.	91,423	25,472,276
Albemarle Corp.	93,974	16,578,893
Alcoa Corp.	303,997	23,602,327
Alpha Metallurgical Resources, Inc. *	32,010	6,369,030
Amcor PLC	365,508	14,189,021
AptarGroup, Inc.	34,748	4,025,556
Ashland, Inc.	88,050	5,098,095
Avery Dennison Corp.	50,345	8,008,379
Axalta Coating Systems Ltd. *	150,712	4,637,408
Ball Corp.	247,385	13,524,538
Celanese Corp.	260,785	13,855,507
CF Industries Holdings, Inc.	204,005	22,919,962
Chemours Co.	383,963	8,508,620
Cleveland-Cliffs, Inc. *	1,698,562	23,100,443
Commercial Metals Co.	160,763	12,226,026
Corteva, Inc.	376,044	29,436,724
CRH PLC	384,949	41,878,602
Crown Holdings, Inc.	90,753	8,628,795
Dow, Inc.	2,279,855	76,945,106
DuPont de Nemours, Inc.	494,009	23,919,916
Eagle Materials, Inc.	21,669	4,792,749
Eastman Chemical Co.	212,395	16,114,409
Ecolab, Inc.	64,473	16,505,088
FMC Corp.	427,556	5,840,415
Freeport-McMoRan, Inc.	800,796	52,620,305
Graphic Packaging Holding Co.	474,995	5,348,444
Huntsman Corp.	810,113	12,435,235
International Flavors & Fragrances, Inc.	200,770	15,268,558
International Paper Co.	541,815	18,134,548
James Hardie Industries PLC *	68,045	1,584,088
Linde PLC	147,655	73,486,417
Louisiana-Pacific Corp.	63,391	4,841,805
LyondellBasell Industries NV, Class A	736,646	49,097,456
Martin Marietta Materials, Inc.	16,843	9,796,562
Mosaic Co.	777,232	18,575,845
Newmont Corp.	368,978	40,517,474
Nucor Corp.	398,513	99,628,250
O-I Glass, Inc. *	346,381	3,030,834
Olin Corp.	513,543	13,285,357
Packaging Corp. of America	61,144	13,385,033
PPG Industries, Inc.	173,541	19,606,662
Reliance, Inc.	71,393	27,184,313
RPM International, Inc.	66,097	7,004,299
SECURITY	NUMBER OF SHARES	VALUE ($)
Sherwin-Williams Co.	50,334	15,293,483
Smurfit Westrock PLC	85,555	3,520,588
Solstice Advanced Materials, Inc.	69,187	5,827,621
Sonoco Products Co.	142,362	6,930,182
Steel Dynamics, Inc.	188,498	49,037,755
Vulcan Materials Co.	35,785	10,124,292
Westlake Corp.	59,386	5,156,486
		1,006,899,777

Media & Entertainment 7.0%
Alphabet, Inc., Class A	1,594,248	606,356,284
Alphabet, Inc., Class C	1,281,476	482,386,011
Charter Communications, Inc., Class A *	258,991	37,307,654
Electronic Arts, Inc.	101,119	20,397,725
Fox Corp., Class A	325,501	20,806,024
Meta Platforms, Inc., Class A	500,128	316,335,961
Netflix, Inc. *	714,421	61,454,494
News Corp., Class A	390,557	10,193,538
Nexstar Media Group, Inc.	48,270	8,612,816
Omnicom Group, Inc.	311,617	22,657,672
Optimum Communications, Inc., Class A *	2,869,900	1,888,968
Paramount Skydance Corp., Class B (b)	896,993	9,517,096
Sirius XM Holdings, Inc.	367,389	10,845,323
Take-Two Interactive Software, Inc. *	23,924	5,362,804
Versant Media Group, Inc.	168,320	7,261,325
Walt Disney Co.	869,006	88,490,881
Warner Bros Discovery, Inc. *	3,052,247	82,441,191
		1,792,315,767

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	621,280	135,265,082
Agilent Technologies, Inc.	116,584	15,800,630
Amgen, Inc.	266,328	89,696,607
Avantor, Inc. *	702,533	6,407,101
Biogen, Inc. *	160,608	31,479,168
Bristol-Myers Squibb Co.	2,370,545	135,547,763
Charles River Laboratories International, Inc. *	30,475	5,507,137
Danaher Corp.	199,687	36,476,824
Elanco Animal Health, Inc. *	294,340	7,020,009
Eli Lilly & Co.	61,063	67,474,615
Gilead Sciences, Inc.	605,282	81,368,059
ICON PLC *	26,768	3,642,322
Illumina, Inc. *	54,916	8,949,111
Incyte Corp. *	15,243	1,474,608
IQVIA Holdings, Inc. *	93,355	17,010,215
Jazz Pharmaceuticals PLC *	41,893	9,907,276
Johnson & Johnson	1,092,411	246,152,971
Merck & Co., Inc.	1,453,040	172,504,909
Mettler-Toledo International, Inc. *	6,212	7,333,763
Moderna, Inc. *	819,341	38,664,702
Organon & Co.	1,033,862	13,791,719
Perrigo Co. PLC	97,607	1,078,557
Pfizer, Inc.	6,758,495	176,937,399
Regeneron Pharmaceuticals, Inc.	54,575	33,551,618
Revvity, Inc.	75,429	7,886,102
Thermo Fisher Scientific, Inc.	149,140	73,452,941
United Therapeutics Corp. *	13,696	7,626,207
Vertex Pharmaceuticals, Inc. *	50,125	22,432,942
Viatris, Inc.	2,391,271	38,882,066
Waters Corp. *	38,645	14,823,063

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
West Pharmaceutical Services, Inc.	24,252	7,828,788
Zoetis, Inc.	141,510	10,993,912
		1,526,968,186

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	162,080	20,266,483
Cushman & Wakefield Ltd. *	321,166	3,995,305
Jones Lang LaSalle, Inc. *	44,517	12,567,595
		36,829,383

Semiconductors & Semiconductor Equipment 8.7%
Advanced Micro Devices, Inc. *	194,013	100,130,109
Analog Devices, Inc.	147,176	60,908,787
Applied Materials, Inc.	265,001	119,266,350
Broadcom, Inc.	371,195	165,838,790
First Solar, Inc. *	23,387	7,174,898
Intel Corp. *	5,712,688	655,131,060
KLA Corp.	23,346	44,864,242
Lam Research Corp.	328,340	104,471,221
Marvell Technology, Inc.	115,655	23,709,275
Microchip Technology, Inc.	293,698	27,798,516
Micron Technology, Inc.	418,656	406,514,976
Monolithic Power Systems, Inc.	1,084	1,697,772
NVIDIA Corp.	667,387	140,912,091
ON Semiconductor Corp. *	264,770	31,936,557
Qnity Electronics, Inc.	158,360	24,704,160
Qorvo, Inc. *	115,368	11,947,510
QUALCOMM, Inc.	538,457	135,163,476
Skyworks Solutions, Inc.	174,376	13,575,172
Teradyne, Inc.	65,031	24,341,754
Texas Instruments, Inc.	360,370	110,157,901
		2,210,244,617

Software & Services 4.4%
Accenture PLC, Class A	349,331	65,349,350
Adobe, Inc. *	169,818	44,018,524
Akamai Technologies, Inc. *	97,343	14,556,672
Amdocs Ltd.	114,151	7,188,088
Autodesk, Inc. *	29,336	6,785,710
Cadence Design Systems, Inc. *	28,228	10,583,524
Cognizant Technology Solutions Corp., Class A	531,408	29,628,653
DXC Technology Co. *	741,061	7,343,915
EPAM Systems, Inc. *	34,314	3,515,812
Everforth, Inc. *	104,285	2,365,184
Fortinet, Inc. *	91,371	12,606,457
Gartner, Inc. *	34,312	5,565,406
Gen Digital, Inc.	309,548	7,983,243
GoDaddy, Inc., Class A *	52,578	4,512,770
International Business Machines Corp.	324,473	96,628,059
Intuit, Inc.	47,504	15,749,001
Kyndryl Holdings, Inc. *	296,531	3,697,742
Microsoft Corp.	1,316,029	592,528,897
Oracle Corp.	426,880	96,380,966
Palo Alto Networks, Inc. *	32,924	9,274,362
Roper Technologies, Inc.	28,538	9,289,975
Salesforce, Inc.	204,170	39,016,887
ServiceNow, Inc. *	46,489	5,781,837
Synopsys, Inc. *	21,004	9,989,923
Trimble, Inc. *	80,853	4,560,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Workday, Inc., Class A *	9,830	1,437,048
Zoom Communications, Inc., Class A *	73,114	7,427,651
		1,113,766,574

Technology Hardware & Equipment 8.4%
Amphenol Corp., Class A	153,722	22,867,685
Apple, Inc.	3,784,387	1,180,955,807
Arista Networks, Inc. *	67,620	10,783,361
Arrow Electronics, Inc. *	132,252	28,385,247
Avnet, Inc.	290,374	25,242,212
CDW Corp.	93,485	11,727,693
Ciena Corp. *	44,882	26,041,883
Cisco Systems, Inc.	1,909,329	229,921,398
Corning, Inc.	290,266	52,584,589
Dell Technologies, Inc., Class C	131,109	55,185,089
F5, Inc. *	19,266	7,387,548
Flex Ltd. *	230,750	34,792,485
Hewlett Packard Enterprise Co.	1,734,157	74,638,117
HP, Inc.	1,677,555	45,361,087
Insight Enterprises, Inc. *	50,512	5,373,467
Jabil, Inc.	70,494	25,699,293
Keysight Technologies, Inc. *	59,209	20,032,181
Motorola Solutions, Inc.	30,681	12,373,034
NetApp, Inc.	107,273	18,696,611
Ralliant Corp.	9,410	582,197
Sandisk Corp. *	3,574	6,057,859
Sanmina Corp. *	54,143	14,062,561
Seagate Technology Holdings PLC	82,918	72,951,256
Super Micro Computer, Inc. *	51,319	2,365,293
TD SYNNEX Corp.	102,594	26,805,760
TE Connectivity PLC	128,917	27,512,177
Teledyne Technologies, Inc. *	12,777	7,919,568
Vishay Intertechnology, Inc.	280,600	14,605,230
Western Digital Corp.	124,077	65,910,943
Xerox Holdings Corp. (b)	1,572,254	5,094,103
Zebra Technologies Corp., Class A *	26,518	6,460,580
		2,138,376,314

Telecommunication Services 2.8%
AT&T, Inc.	8,323,442	206,421,362
Comcast Corp., Class A	5,835,553	145,130,203
Liberty Global Ltd., Class C *	664,004	8,074,289
Liberty Latin America Ltd., Class C *	580,100	4,756,820
Lumen Technologies, Inc. *	5,135,557	56,439,771
Telephone & Data Systems, Inc.	125,076	4,891,722
T-Mobile U.S., Inc.	230,035	43,138,464
Verizon Communications, Inc.	5,275,321	252,213,097
		721,065,728

Transportation 2.3%
Alaska Air Group, Inc. *	101,888	4,688,886
Avis Budget Group, Inc. *	67,633	11,892,587
CH Robinson Worldwide, Inc.	104,860	18,733,239
CSX Corp.	1,328,900	60,146,014
Delta Air Lines, Inc.	86,981	7,174,193
Expeditors International of Washington, Inc.	141,561	22,365,222
FedEx Corp.	268,600	110,596,050
GXO Logistics, Inc. *	99,583	4,990,104
Hertz Global Holdings, Inc. *(b)	785,246	4,240,328
Hub Group, Inc., Class A	125,126	5,197,734
JB Hunt Transport Services, Inc.	71,320	19,714,988
Knight-Swift Transportation Holdings, Inc.	208,708	15,784,586
Landstar System, Inc.	48,059	9,943,407

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Matson, Inc.	51,051	9,255,546
Norfolk Southern Corp.	139,194	42,448,602
Old Dominion Freight Line, Inc.	84,723	19,075,383
Ryder System, Inc.	66,203	16,607,023
Uber Technologies, Inc. *	121,228	8,534,451
U-Haul Holding Co., Non Voting Shares	99,125	5,156,483
Union Pacific Corp.	334,480	87,847,827
United Parcel Service, Inc., Class B	849,150	90,595,814
		574,988,467

Utilities 3.0%
AES Corp.	1,019,190	14,951,517
Alliant Energy Corp.	129,039	9,240,483
Ameren Corp.	136,027	14,686,835
American Electric Power Co., Inc.	296,965	37,616,557
American Water Works Co., Inc.	73,989	9,120,624
Atmos Energy Corp.	50,749	8,583,178
CenterPoint Energy, Inc.	351,144	14,839,345
CMS Energy Corp.	166,381	12,074,269
Consolidated Edison, Inc.	244,059	25,779,952
Constellation Energy Corp.	62,105	17,870,714
Dominion Energy, Inc.	639,452	42,804,917
DTE Energy Co.	113,773	16,254,749
Duke Energy Corp.	515,456	63,261,915
Edison International	434,930	30,419,004
Entergy Corp.	233,740	25,489,347
Essential Utilities, Inc.	126,212	4,655,961
Evergy, Inc.	178,269	14,625,189
Eversource Energy	264,404	18,050,861
Exelon Corp.	760,641	34,715,655
FirstEnergy Corp.	392,923	18,227,698
National Fuel Gas Co.	54,744	4,228,974
NextEra Energy, Inc.	708,594	61,654,764
NiSource, Inc.	232,323	10,737,969
NRG Energy, Inc.	80,962	10,855,385
OGE Energy Corp.	140,260	6,624,480
PG&E Corp.	1,551,793	25,356,298
Pinnacle West Capital Corp.	89,516	8,928,326
Portland General Electric Co.	93,201	4,671,234
PPL Corp.	484,605	17,150,171
Public Service Enterprise Group, Inc.	254,953	20,052,053
Sempra	330,961	29,498,554
Southern Co.	573,534	52,793,805
Southwest Gas Holdings, Inc.	15,497	1,335,996
SECURITY	NUMBER OF SHARES	VALUE ($)
UGI Corp.	268,646	9,381,118
Vistra Corp.	110,112	17,643,246
WEC Energy Group, Inc.	154,404	17,146,564
Xcel Energy, Inc.	323,732	25,736,694
		757,064,401
Total Common Stocks (Cost $17,927,758,893)		25,453,372,541

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)	17,064,972	17,064,972
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)(d)	19,768,880	19,768,880
		36,833,852
Total Short-Term Investments (Cost $36,833,852)		36,833,852
Total Investments in Securities (Cost $17,964,592,745)		25,490,206,393

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/18/26	116	44,055,350	783,439

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $18,930,704.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2026, and/or Value and Balance of Shares Held at May 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	$1,976,058	$—	($809,544 )	($6,420,149 )	$5,253,635	$—	—	$—

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
Financial Services 0.1%
Charles Schwab Corp. (a)	$32,648,364	$1,751,153	($1,896,258 )	$920,424	($3,654,366 )	$29,769,317	340,805	$114,344
Total	$34,624,422	$1,751,153	($2,705,802 )	($5,499,725 )	$1,599,269	$29,769,317		$114,344

(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$25,453,372,541	$—	$—	$25,453,372,541
Short-Term Investments [1]	36,833,852	—	—	36,833,852
Futures Contracts [2]	783,439	—	—	783,439
Total	$25,490,989,832	$—	$—	$25,490,989,832

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.3%
Dauch Corp. *	2,551,626	16,942,797
Dorman Products, Inc. *	55,478	6,874,834
Fox Factory Holding Corp. *	332,510	5,998,480
Gentherm, Inc. *	165,123	5,728,117
LCI Industries	161,654	17,623,519
Patrick Industries, Inc.	140,120	12,683,662
Phinia, Inc.	227,777	17,598,051
Rivian Automotive, Inc., Class A *	277,513	4,523,462
Standard Motor Products, Inc.	129,762	5,085,373
Visteon Corp.	118,731	14,044,690
Winnebago Industries, Inc.	424,965	12,617,211
		119,720,196

Banks 7.4%
Ameris Bancorp	130,500	11,002,455
Associated Banc-Corp.	428,979	11,929,906
Atlantic Union Bankshares Corp.	302,420	11,377,040
Axos Financial, Inc. *	81,921	7,119,754
BancFirst Corp.	11,046	1,218,263
Bancorp, Inc. *	64,702	3,568,962
Bank of Hawaii Corp.	108,074	8,278,468
Bank OZK	367,773	17,796,535
BankUnited, Inc.	364,076	16,889,486
Banner Corp.	92,029	5,981,885
Beacon Financial Corp.	214,969	6,253,448
BOK Financial Corp.	62,698	8,027,852
Capitol Federal Financial, Inc.	454,755	3,533,446
Cathay General Bancorp	198,293	11,433,574
City Holding Co.	29,270	3,638,554
Columbia Banking System, Inc.	618,428	18,330,206
Commerce Bancshares, Inc.	237,714	12,413,425
Community Financial System, Inc.	105,976	6,744,313
Cullen/Frost Bankers, Inc.	111,374	15,093,404
Customers Bancorp, Inc. *	88,945	6,683,327
CVB Financial Corp.	393,158	8,004,697
Dime Community Bancshares, Inc.	115,922	4,337,801
Eagle Bancorp, Inc.	252,536	6,891,707
Eastern Bankshares, Inc.	185,742	3,664,690
Enterprise Financial Services Corp.	74,357	4,506,778
FB Financial Corp.	63,643	3,353,350
First BanCorp	138,405	3,318,952
First Bancorp/Southern Pines NC	68,517	4,030,855
First Busey Corp.	174,317	4,771,056
First Commonwealth Financial Corp.	263,290	4,986,713
First Financial Bancorp	290,438	8,933,873
First Financial Bankshares, Inc.	163,463	5,341,971
First Hawaiian, Inc.	435,727	11,755,914
First Interstate BancSystem, Inc., Class A	314,869	11,209,336
First Merchants Corp.	147,279	5,935,344
Flagstar Bank NA	376,859	5,298,638
FNB Corp.	966,120	16,887,778
Fulton Financial Corp.	475,544	10,314,549
Glacier Bancorp, Inc.	213,574	10,155,444
Hancock Whitney Corp.	204,330	13,918,960
Hilltop Holdings, Inc.	225,682	8,512,725
SECURITY	NUMBER OF SHARES	VALUE ($)
Home BancShares, Inc.	413,847	11,074,546
Hope Bancorp, Inc.	548,831	6,882,341
Independent Bank Corp.	100,755	7,967,705
International Bancshares Corp.	106,481	7,683,669
Lakeland Financial Corp.	49,896	3,025,194
Mechanics Bancorp, Class A	173,941	2,560,411
National Bank Holdings Corp., Class A	84,096	3,517,736
NBT Bancorp, Inc.	98,670	4,562,501
Northwest Bancshares, Inc.	431,402	6,104,338
OceanFirst Financial Corp.	221,134	4,155,108
OFG Bancorp	34,974	1,593,415
Old National Bancorp	613,494	14,729,991
Park National Corp.	25,732	4,414,582
Pathward Financial, Inc.	40,149	3,301,854
Pinnacle Financial Partners, Inc.	127,327	12,444,941
Preferred Bank	35,212	3,374,014
Prosperity Bancshares, Inc.	240,243	16,567,157
Provident Financial Services, Inc.	286,862	6,365,468
Renasant Corp.	158,733	6,463,608
S&T Bancorp, Inc.	97,424	4,392,848
Seacoast Banking Corp. of Florida	133,976	4,060,813
ServisFirst Bancshares, Inc.	63,992	4,990,736
Simmons First National Corp., Class A	515,137	11,049,689
Southside Bancshares, Inc.	95,792	3,138,146
Southstate Bank Corp.	184,256	17,458,256
Texas Capital Bancshares, Inc. *	84,140	8,371,089
Towne Bank	160,162	5,456,719
TriCo Bancshares	64,937	3,298,800
Triumph Financial, Inc. *	55,863	3,980,239
Trustmark Corp.	141,446	6,246,255
UMB Financial Corp.	94,944	12,462,349
United Bankshares, Inc.	334,651	14,527,200
United Community Banks, Inc.	263,500	8,682,325
Valley National Bancorp	1,444,402	19,889,416
WaFd, Inc.	256,034	9,104,569
WesBanco, Inc.	219,346	7,600,339
Westamerica BanCorp	58,708	3,257,707
Western Alliance Bancorp	230,938	18,394,212
Wintrust Financial Corp.	117,831	17,701,751
WSFS Financial Corp.	141,880	10,137,326
		664,434,797

Capital Goods 12.6%
AAON, Inc.	57,795	8,102,859
AAR Corp. *	99,110	11,161,768
Advanced Drainage Systems, Inc.	100,554	13,993,095
Aebi Schmidt Holding AG	40,212	501,846
AeroVironment, Inc. *	14,666	3,039,382
Alamo Group, Inc.	35,980	5,422,546
Albany International Corp., Class A	133,736	8,651,382
API Group Corp. *	373,863	15,328,383
Apogee Enterprises, Inc.	170,494	6,548,675
Applied Industrial Technologies, Inc.	75,190	22,843,474
Arcosa, Inc.	119,294	15,120,515
Armstrong World Industries, Inc.	56,787	8,966,667
Astec Industries, Inc.	113,920	5,737,011
ATI, Inc. *	147,962	25,917,024
Atmus Filtration Technologies, Inc.	112,761	5,274,960
Axon Enterprise, Inc. *	6,856	3,076,424
AZZ, Inc.	55,576	7,531,104

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BlueLinx Holdings, Inc. *	152,268	7,916,413
Boeing Co. *	11,625	2,687,119
BWX Technologies, Inc.	83,239	16,304,855
Carpenter Technology Corp.	34,705	16,275,951
Centuri Holdings, Inc. *	54,487	1,674,930
Chart Industries, Inc. *	43,568	9,054,302
Columbus McKinnon Corp.	247,440	3,949,142
Comfort Systems USA, Inc.	19,976	36,520,323
Construction Partners, Inc., Class A *	32,742	3,813,461
Core & Main, Inc., Class A *	360,965	17,849,719
Crane Co.	65,157	11,923,731
CSW Industrials, Inc.	17,011	4,711,537
Curtiss-Wright Corp.	37,883	28,321,710
DNOW, Inc. *	921,322	11,783,708
Douglas Dynamics, Inc.	92,894	4,138,428
Ducommun, Inc. *	37,041	5,638,381
DXP Enterprises, Inc. *	37,887	5,495,888
Dycom Industries, Inc. *	53,474	27,271,740
Enerpac Tool Group Corp.	83,266	2,788,578
EnerSys	147,177	33,551,941
Enpro, Inc.	32,544	9,990,683
Esab Corp.	95,820	8,856,643
ESCO Technologies, Inc.	27,322	7,975,292
Everus Construction Group, Inc. *	117,131	17,425,579
Federal Signal Corp.	82,568	8,810,006
Flowserve Corp.	295,379	22,304,068
Franklin Electric Co., Inc.	110,131	10,834,688
FTAI Aviation Ltd.	50,293	13,093,280
GATX Corp.	81,052	13,704,272
Gibraltar Industries, Inc. *	126,189	4,877,205
GrafTech International Ltd. *	638,687	6,374,096
Granite Construction, Inc.	106,950	14,635,038
Greenbrier Cos., Inc.	201,745	9,504,207
Griffon Corp.	105,382	9,271,508
Hayward Holdings, Inc. *	420,499	5,933,241
HEICO Corp.	44,895	15,631,541
Helios Technologies, Inc.	103,792	8,624,077
Herc Holdings, Inc.	115,638	15,379,854
Hexcel Corp.	185,502	16,656,225
Hillman Solutions Corp. *	697,201	5,201,119
Hyster-Yale, Inc.	10,337	375,440
IES Holdings, Inc. *	2,324	1,576,485
Insteel Industries, Inc.	106,985	2,941,018
Janus International Group, Inc. *	503,960	2,691,146
JBT Marel Corp.	61,837	8,310,274
JELD-WEN Holding, Inc. *	2,501,584	5,403,421
Kadant, Inc.	19,149	6,111,978
Kennametal, Inc.	521,534	17,106,315
Kratos Defense & Security Solutions, Inc. *	67,826	4,349,681
Lennox International, Inc.	24,247	12,175,874
Lindsay Corp.	30,072	3,286,569
Manitowoc Co., Inc. *	409,808	4,848,029
Masterbrand, Inc. *	1,685,171	14,627,284
McGrath RentCorp	54,878	5,981,153
Mercury Systems, Inc. *	77,233	8,626,926
Miller Industries, Inc.	73,247	3,509,264
Modine Manufacturing Co. *	62,051	17,306,644
Moog, Inc., Class A	61,596	22,172,712
Mueller Water Products, Inc., Class A	280,220	7,064,346
MYR Group, Inc. *	44,675	20,776,556
Nextpower, Inc., Class A *	67,975	10,631,290
NPK International, Inc. *	282,639	4,103,918
Primoris Services Corp.	112,519	14,152,640
Proto Labs, Inc. *	86,419	6,547,103
Quanex Building Products Corp.	338,639	6,302,072
RBC Bearings, Inc. *	18,196	10,407,384
Simpson Manufacturing Co., Inc.	81,315	15,428,708
SiteOne Landscape Supply, Inc. *	118,068	12,822,185
SECURITY	NUMBER OF SHARES	VALUE ($)
SPX Technologies, Inc. *	35,660	7,726,096
StandardAero, Inc. *	79,011	2,262,875
Standex International Corp.	24,240	6,714,722
Sterling Infrastructure, Inc. *	20,146	17,342,483
Tennant Co.	65,254	5,619,022
Terex Corp.	473,634	27,556,026
Titan International, Inc. *	456,774	3,297,908
Titan Machinery, Inc. *	233,703	5,099,399
Trex Co., Inc. *	259,083	10,726,036
Trinity Industries, Inc.	395,362	12,825,543
Tutor Perini Corp.	155,622	11,125,417
V2X, Inc. *	81,941	6,811,755
Valmont Industries, Inc.	47,409	24,643,672
Vertiv Holdings Co., Class A	77,558	24,485,836
VSE Corp.	20,323	3,762,803
Wabash National Corp.	769,845	6,104,871
Watts Water Technologies, Inc., Class A	41,873	12,937,920
Woodward, Inc.	68,605	24,013,808
Worthington Enterprises, Inc.	93,318	5,297,663
Zurn Elkay Water Solutions Corp.	173,936	8,174,992
		1,120,136,856

Commercial & Professional Services 4.4%
ACCO Brands Corp.	1,523,571	6,033,341
Alight, Inc., Class A	3,812,895	3,592,891
Amentum Holdings, Inc. *	316,271	7,346,975
Barrett Business Services, Inc.	70,611	2,297,682
Brady Corp., Class A	108,424	9,333,138
BrightView Holdings, Inc. *	369,578	4,567,984
Brink's Co.	118,347	12,310,455
Casella Waste Systems, Inc., Class A *	55,010	4,520,172
CBIZ, Inc. *	151,391	5,026,181
Cimpress PLC *	15,856	1,562,767
Civeo Corp. *	110,296	3,766,608
Clarivate PLC *	2,232,939	5,649,336
Clean Harbors, Inc. *	59,391	16,690,653
Conduent, Inc. *	3,777,160	6,534,487
CoreCivic, Inc. *	554,129	11,681,039
Deluxe Corp.	424,015	10,299,324
Ennis, Inc.	162,927	3,333,486
Enviri Corp. *	492,078	10,210,619
ExlService Holdings, Inc. *	273,142	7,929,312
Exponent, Inc.	77,661	4,529,190
FTI Consulting, Inc. *	105,220	16,117,600
GEO Group, Inc. *	662,590	15,020,915
Healthcare Services Group, Inc. *	467,174	9,623,784
HNI Corp.	342,039	10,668,196
Huron Consulting Group, Inc. *	33,303	3,576,409
ICF International, Inc.	71,968	4,954,277
Insperity, Inc.	222,586	7,672,539
Interface, Inc.	188,056	5,566,458
Kelly Services, Inc., Class A	1,005,570	11,684,723
Kforce, Inc.	182,984	8,598,418
Korn Ferry	203,311	14,227,704
Millerknoll, Inc.	615,399	9,957,156
MSA Safety, Inc.	57,836	9,589,209
OPENLANE, Inc. *	348,368	13,272,821
Parsons Corp. *	130,323	7,702,089
Paycom Software, Inc.	57,847	8,079,491
Paylocity Holding Corp. *	10,968	1,260,552
Pitney Bowes, Inc.	472,924	7,614,076
Resources Connection, Inc.	659,003	2,978,694
Rollins, Inc.	245,266	11,674,662
Tetra Tech, Inc.	435,727	11,978,135
TIC Solutions, Inc. *	164,499	1,343,957
TriNet Group, Inc.	175,815	8,031,229
TrueBlue, Inc. *(a)	1,033,846	6,420,184
TTEC Holdings, Inc. *	968,777	2,635,074

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UL Solutions, Inc., Class A	57,546	5,725,827
UniFirst Corp.	63,744	16,918,933
Verra Mobility Corp. *	208,101	938,536
Vestis Corp. *	1,682,033	21,731,866
		392,779,154

Consumer Discretionary Distribution & Retail 3.9%
1-800-Flowers.com, Inc., Class A *(b)	574,738	2,626,553
Abercrombie & Fitch Co., Class A *	190,801	14,733,653
America's Car-Mart, Inc. *	95,422	1,172,736
Arko Corp.	546,526	4,241,042
Boot Barn Holdings, Inc. *	48,408	8,223,067
Buckle, Inc.	152,089	6,976,322
Caleres, Inc.	548,444	7,985,345
Camping World Holdings, Inc., Class A	330,265	2,420,842
Carvana Co. *	19,610	1,431,530
Chewy, Inc., Class A *	90,309	2,035,565
Coupang, Inc. *	477,141	7,920,541
Designer Brands, Inc., Class A	1,221,143	9,427,224
Dillard's, Inc., Class A	15,749	9,295,217
Etsy, Inc. *	289,541	19,665,625
Five Below, Inc. *	105,404	23,964,653
Floor & Decor Holdings, Inc., Class A *	215,148	11,058,607
GameStop Corp., Class A *	740,810	15,690,356
Genesco, Inc. *	218,506	8,384,075
Gold.com, Inc.	523,972	22,169,255
Haverty Furniture Cos., Inc.	149,070	3,456,933
MarineMax, Inc. *	266,492	9,177,985
Monro, Inc. (b)	384,829	6,330,437
National Vision Holdings, Inc. *	356,392	5,969,566
Ollie's Bargain Outlet Holdings, Inc. *	105,180	8,585,843
OneWater Marine, Inc., Class A *	169,198	1,862,870
Petco Health & Wellness Co., Inc. *	1,239,527	3,730,976
RH *	91,633	13,606,584
Sally Beauty Holdings, Inc. *	936,201	12,432,749
Shoe Carnival, Inc.	203,151	3,595,773
Sleep Number Corp. *(b)	673,869	801,904
Sonic Automotive, Inc., Class A	123,151	10,174,736
Stitch Fix, Inc., Class A *	827,935	2,947,449
Upbound Group, Inc.	522,279	10,032,980
Urban Outfitters, Inc. *	254,274	18,473,006
Valvoline, Inc. *	515,144	17,386,110
Victoria's Secret & Co. *	536,199	29,490,945
Wayfair, Inc., Class A *	106,246	7,677,336
Zumiez, Inc. *	242,677	5,977,135
		351,133,525

Consumer Durables & Apparel 3.2%
Acushnet Holdings Corp.	78,978	7,011,667
Beazer Homes USA, Inc. *	299,072	7,593,438
Callaway Golf Co. *	905,050	13,937,770
Cavco Industries, Inc. *	21,948	11,775,541
Century Communities, Inc.	255,746	13,508,504
Champion Homes, Inc. *	162,869	11,992,044
Columbia Sportswear Co.	226,663	15,000,557
Dream Finders Homes, Inc., Class A *	48,011	742,250
Ethan Allen Interiors, Inc.	172,186	3,550,475
G-III Apparel Group Ltd.	365,276	11,809,373
GoPro, Inc., Class A *(b)	3,645,352	4,556,690
Green Brick Partners, Inc. *	96,653	6,500,881
Helen of Troy Ltd. *	516,078	14,006,357
Hooker Furnishings Corp.	217,063	2,598,244
Hovnanian Enterprises, Inc., Class A *	39,923	4,405,902
Installed Building Products, Inc.	38,591	8,103,338
Kontoor Brands, Inc.	159,983	11,481,980
La-Z-Boy, Inc.	265,771	9,987,674
Levi Strauss & Co., Class A	331,316	7,686,531
SECURITY	NUMBER OF SHARES	VALUE ($)
LGI Homes, Inc. *	208,365	9,961,931
Malibu Boats, Inc., Class A *	175,528	4,819,999
MasterCraft Boat Holdings, Inc. *	136,233	3,172,866
Movado Group, Inc.	163,594	6,262,378
Oxford Industries, Inc.	166,670	7,436,815
SharkNinja, Inc. *	95,566	11,648,540
Smith & Wesson Brands, Inc.	591,517	9,002,889
Sonos, Inc. *	474,660	7,490,135
Steven Madden Ltd.	444,429	19,305,996
Sturm Ruger & Co., Inc.	153,641	6,005,827
Under Armour, Inc., Class A *	2,801,355	16,443,954
Wolverine World Wide, Inc.	360,272	6,322,774
YETI Holdings, Inc. *	240,147	11,519,852
		285,643,172

Consumer Services 3.7%
Airbnb, Inc., Class A *	61,673	8,221,628
BJ's Restaurants, Inc. *	93,111	4,380,873
Bloomin' Brands, Inc.	1,270,155	10,720,108
Boyd Gaming Corp.	161,914	13,387,050
Bright Horizons Family Solutions, Inc. *	88,692	5,553,893
Brightstar Lottery PLC	409,192	4,595,226
Brinker International, Inc. *	40,340	5,743,609
Cheesecake Factory, Inc.	95,807	6,327,094
Chegg, Inc. *	2,565,088	3,360,265
Choice Hotels International, Inc. (b)	47,452	5,166,574
Churchill Downs, Inc.	113,017	9,856,213
Covista, Inc. *	98,138	11,560,656
Cracker Barrel Old Country Store, Inc.	298,212	10,085,530
Dave & Buster's Entertainment, Inc. *	329,994	4,412,020
Dine Brands Global, Inc.	178,535	5,602,428
DoorDash, Inc., Class A *	91,776	14,618,999
Frontdoor, Inc. *	126,359	7,843,103
Graham Holdings Co., Class B	11,657	12,791,110
Grand Canyon Education, Inc. *	84,015	12,589,648
H&R Block, Inc.	379,705	14,614,845
Hilton Grand Vacations, Inc. *	286,801	14,919,388
Hyatt Hotels Corp., Class A	44,219	8,019,558
Jack in the Box, Inc. *(b)	376,706	4,689,990
Laureate Education, Inc. *	500,680	16,016,753
Life Time Group Holdings, Inc. *	46,568	1,540,469
Matthews International Corp., Class A	212,132	5,629,983
Papa John's International, Inc. (b)	116,644	3,990,391
Perdoceo Education Corp.	181,068	5,862,982
Planet Fitness, Inc., Class A *	73,007	3,906,605
Red Rock Resorts, Inc., Class A	130,126	7,596,756
Six Flags Entertainment Corp. *	375,602	7,891,398
Strategic Education, Inc.	92,112	7,069,596
Stride, Inc. *	81,823	7,558,809
Travel & Leisure Co.	291,846	19,845,528
United Parks & Resorts, Inc. *	163,332	6,554,513
Wendy's Co.	1,260,177	9,703,363
Wingstop, Inc.	15,717	2,466,940
WW International, Inc. *	31,105	516,965
Wyndham Hotels & Resorts, Inc.	220,082	17,663,781
Wynn Resorts Ltd.	100,067	10,128,782
		333,003,422

Consumer Staples Distribution & Retail 0.8%
Chefs' Warehouse, Inc. *	64,528	4,938,973
Grocery Outlet Holding Corp. *	752,758	6,405,970
Ingles Markets, Inc., Class A	211,891	18,743,878
Maplebear, Inc. *	143,864	5,725,787
PriceSmart, Inc.	109,569	18,625,634

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Village Super Market, Inc., Class A	82,708	3,842,614
Weis Markets, Inc.	141,609	10,333,209
		68,616,065

Energy 5.7%
Antero Midstream Corp.	573,649	12,023,683
Archrock, Inc.	361,845	12,118,189
Ardmore Shipping Corp.	70,613	1,135,457
Bristow Group, Inc.	94,574	3,938,061
Cactus, Inc., Class A	122,613	7,116,459
Comstock Resources, Inc. *	242,512	3,232,685
Core Laboratories, Inc.	168,800	2,307,496
Core Natural Resources, Inc.	206,579	18,269,847
Crescent Energy Co., Class A	2,201,540	25,449,802
CVR Energy, Inc.	310,443	10,312,916
Delek U.S. Holdings, Inc.	631,273	28,097,961
DHT Holdings, Inc.	151,146	2,466,703
Diversified Energy Co.	79,819	1,161,366
Dorian LPG Ltd.	224,386	9,024,805
DT Midstream, Inc.	121,619	17,024,228
Expro Group Holdings NV *	420,105	6,204,951
Golar LNG Ltd.	33,957	1,689,361
Green Plains, Inc. *	1,040,565	16,305,654
Gulfport Energy Corp. *	67,190	11,327,562
Helix Energy Solutions Group, Inc. *	776,354	7,258,910
International Seaways, Inc.	191,564	14,786,825
Kodiak Gas Services, Inc.	124,625	8,331,181
Kosmos Energy Ltd. *	6,751,348	18,903,774
Liberty Energy, Inc.	979,604	28,663,213
Magnolia Oil & Gas Corp., Class A	654,057	17,895,000
Nabors Industries Ltd. *	245,691	22,758,357
New Fortress Energy, Inc. *	3,440,817	1,929,610
Noble Corp. PLC	362,544	16,851,045
Northern Oil & Gas, Inc.	522,173	11,367,706
Oceaneering International, Inc. *	273,133	10,441,875
Oil States International, Inc. *	586,956	4,989,126
Par Pacific Holdings, Inc. *	475,025	26,677,404
Permian Resources Corp., Class A	684,194	13,157,051
ProPetro Holding Corp. *	1,141,921	17,425,714
REX American Resources Corp. *	112,342	5,253,112
RPC, Inc.	791,464	5,239,492
Scorpio Tankers, Inc.	71,794	5,349,371
Select Water Solutions, Inc.	516,126	9,254,139
Summit Midstream Corp. *	105,088	2,800,595
Talos Energy, Inc. *	888,215	13,030,114
Teekay Corp. Ltd.	59,737	685,183
Texas Pacific Land Corp.	23,941	9,408,813
Tidewater, Inc. *	71,689	5,268,425
VAALCO Energy, Inc.	124,084	647,719
Valaris Ltd. *	108,193	10,021,918
W&T Offshore, Inc.	1,484,599	5,463,324
Weatherford International PLC	240,738	24,950,086
		508,016,268

Equity Real Estate Investment Trusts (REITs) 7.6%
Acadia Realty Trust	195,388	4,302,444
Agree Realty Corp.	91,527	6,786,727
American Assets Trust, Inc.	200,592	4,673,794
American Healthcare REIT, Inc.	126,622	6,190,550
American Homes 4 Rent, Class A	500,832	16,066,691
Americold Realty Trust, Inc.	1,421,104	22,297,122
Apple Hospitality REIT, Inc.	899,378	13,211,863
Brandywine Realty Trust	1,893,880	5,871,028
Brixmor Property Group, Inc.	689,950	21,084,872
Broadstone Net Lease, Inc.	406,206	8,217,547
CareTrust REIT, Inc.	106,177	4,334,145
Centerspace	49,906	3,367,657
SECURITY	NUMBER OF SHARES	VALUE ($)
COPT Defense Properties	313,097	10,037,890
Cousins Properties, Inc.	530,694	14,227,906
CubeSmart	389,530	15,581,200
DiamondRock Hospitality Co.	604,197	6,640,125
Diversified Healthcare Trust	1,758,205	14,628,266
Douglas Emmett, Inc.	898,204	10,455,095
Easterly Government Properties, Inc.	188,521	4,520,734
EastGroup Properties, Inc.	49,344	9,963,047
Empire State Realty Trust, Inc., Class A	796,454	4,563,681
EPR Properties	187,688	10,707,600
Equity LifeStyle Properties, Inc.	233,302	14,411,064
Essential Properties Realty Trust, Inc.	159,231	4,869,284
Federal Realty Investment Trust	185,937	22,243,643
First Industrial Realty Trust, Inc.	191,051	11,820,325
Four Corners Property Trust, Inc.	146,249	3,641,600
Global Net Lease, Inc.	674,818	6,323,045
Healthcare Realty Trust, Inc.	1,062,295	21,160,916
Highwoods Properties, Inc.	442,398	11,546,588
Hudson Pacific Properties, Inc. *	587,691	7,040,538
Independence Realty Trust, Inc.	383,374	6,222,160
Innovative Industrial Properties, Inc.	83,973	4,869,594
InvenTrust Properties Corp.	150,523	4,986,827
JBG SMITH Properties	457,642	6,713,608
Kilroy Realty Corp.	488,758	16,749,737
Kite Realty Group Trust	403,013	11,050,616
Lineage, Inc.	179,691	7,980,077
LTC Properties, Inc.	94,853	3,548,451
LXP Industrial Trust	187,904	9,703,363
Macerich Co.	679,069	15,292,634
Medical Properties Trust, Inc.	3,435,869	17,557,291
National Health Investors, Inc.	69,702	5,108,460
National Storage Affiliates Trust	149,216	6,364,062
NNN REIT, Inc.	321,246	14,298,659
Omega Healthcare Investors, Inc.	389,915	18,232,425
Outfront Media, Inc.	489,516	15,781,996
Park Hotels & Resorts, Inc.	1,488,401	18,054,304
Pebblebrook Hotel Trust	689,980	10,522,195
Phillips Edison & Co., Inc.	212,767	8,542,595
Piedmont Realty Trust, Inc., Class A *	946,241	7,863,263
Rayonier, Inc.	960,688	20,068,772
Rexford Industrial Realty, Inc.	281,737	9,993,211
RLJ Lodging Trust	1,079,751	10,505,977
Ryman Hospitality Properties, Inc.	87,290	10,049,698
Sabra Health Care REIT, Inc.	554,753	11,034,037
Service Properties Trust	3,776,278	6,759,538
Sila Realty Trust, Inc.	126,975	3,839,724
SITE Centers Corp.	107,122	540,966
SL Green Realty Corp.	312,437	14,184,640
STAG Industrial, Inc.	318,131	12,047,621
Summit Hotel Properties, Inc.	515,341	2,973,518
Sunstone Hotel Investors, Inc.	815,139	8,819,804
Tanger, Inc.	183,415	6,615,779
Terreno Realty Corp.	92,050	6,046,764
Urban Edge Properties	338,924	7,605,455
Vornado Realty Trust	157,188	5,305,095
Xenia Hotels & Resorts, Inc.	396,165	6,881,386
		673,501,289

Financial Services 6.5%
Acadian Asset Management, Inc.	115,413	8,345,514
Adamas Trust, Inc.	569,360	5,238,112
Apollo Commercial Real Estate Finance, Inc.	648,679	7,109,522
Arbor Realty Trust, Inc. (b)	1,124,205	6,464,179
ARES Management Corp., Class A	67,582	8,684,287
Artisan Partners Asset Management, Inc., Class A	232,811	8,716,444
BGC Group, Inc., Class A	588,501	6,149,835

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Blackstone Mortgage Trust, Inc., Class A	692,213	12,653,654
Blue Owl Capital, Inc.	89,805	923,195
BRC Group Holdings, Inc. *(b)	663,227	6,187,908
BrightSpire Capital, Inc.	711,236	4,103,832
Chimera Investment Corp.	627,690	8,549,138
Claros Mortgage Trust, Inc. *	1,459,588	3,546,799
Cohen & Steers, Inc.	61,805	4,313,989
Coinbase Global, Inc., Class A *	52,872	9,994,394
Credit Acceptance Corp. *	24,585	14,102,939
DigitalBridge Group, Inc.	762,319	11,922,669
Donnelley Financial Solutions, Inc. *	109,623	4,350,937
Enact Holdings, Inc.	84,422	3,527,995
Encore Capital Group, Inc. *	165,671	13,242,083
Enova International, Inc. *	86,146	13,913,440
Essent Group Ltd.	222,242	12,865,589
Euronet Worldwide, Inc. *	193,497	14,024,662
EVERTEC, Inc.	47,896	1,172,015
EZCORP, Inc., Class A *	218,941	6,839,717
FactSet Research Systems, Inc. (b)	66,744	16,383,650
Federal Agricultural Mortgage Corp., Class C	22,878	4,067,480
Federated Hermes, Inc.	277,802	15,573,580
FirstCash Holdings, Inc.	79,201	17,417,092
Franklin BSP Realty Trust, Inc.	331,818	2,876,862
Green Dot Corp., Class A *	348,589	4,486,340
Hamilton Lane, Inc., Class A	29,095	2,535,047
Houlihan Lokey, Inc.	77,793	11,020,156
Interactive Brokers Group, Inc., Class A	129,829	11,291,228
Janus Henderson Group PLC	429,899	22,230,077
KKR Real Estate Finance Trust, Inc.	409,864	2,733,793
Ladder Capital Corp.	385,197	3,936,713
LendingClub Corp. *	262,371	4,683,322
loanDepot, Inc., Class A *	1,675,699	2,211,923
MarketAxess Holdings, Inc.	56,636	7,364,945
MFA Financial, Inc.	508,593	4,882,493
Moelis & Co., Class A	227,789	15,327,922
Morningstar, Inc.	36,536	6,650,283
Navient Corp.	1,108,770	9,491,071
NCR Atleos Corp. *	373,138	16,641,955
Nelnet, Inc., Class A	34,573	4,514,197
NMI Holdings, Inc., Class A *	146,412	5,256,191
Oppenheimer Holdings, Inc., Class A	44,604	4,088,849
Paysafe Ltd. *	339,212	2,622,109
PennyMac Financial Services, Inc.	152,335	12,776,336
PennyMac Mortgage Investment Trust	500,157	5,231,642
Piper Sandler Cos.	130,702	10,248,344
PJT Partners, Inc., Class A	25,034	3,827,699
PRA Group, Inc. *	276,657	4,221,786
Radian Group, Inc.	471,434	16,099,471
Ready Capital Corp.	1,452,537	2,585,516
Redwood Trust, Inc.	661,419	3,584,891
Regional Management Corp.	80,810	2,970,576
Rocket Cos., Inc., Class A *	1,115,360	16,183,874
Shift4 Payments, Inc., Class A *(b)	54,531	2,429,901
SoFi Technologies, Inc. *	69,041	1,257,927
Stifel Financial Corp.	259,006	18,169,271
Toast, Inc., Class A *	205,224	5,341,981
TPG RE Finance Trust, Inc.	352,030	2,957,052
TPG, Inc.	142,453	6,064,224
Tradeweb Markets, Inc., Class A	67,579	6,774,795
Two Harbors Investment Corp.	256,161	3,158,465
Victory Capital Holdings, Inc., Class A	110,495	9,342,352
Virtu Financial, Inc., Class A	339,925	17,047,239
Virtus Investment Partners, Inc.	28,628	4,094,663
Walker & Dunlop, Inc.	128,364	6,442,589
WEX, Inc. *	108,181	15,681,918
SECURITY	NUMBER OF SHARES	VALUE ($)
WisdomTree, Inc.	69,488	1,323,746
World Acceptance Corp. *	25,563	4,220,196
		577,266,580

Food, Beverage & Tobacco 1.4%
B&G Foods, Inc.	1,705,738	6,976,468
Boston Beer Co., Inc., Class A *	40,897	7,250,220
Cal-Maine Foods, Inc.	176,882	13,216,623
Coca-Cola Consolidated, Inc.	70,158	12,155,575
Dole PLC	81,142	1,135,177
Fresh Del Monte Produce, Inc.	346,811	11,146,506
Hain Celestial Group, Inc. *(a)	3,071,316	2,434,632
J&J Snack Foods Corp.	61,452	4,677,726
John B Sanfilippo & Son, Inc.	58,619	4,391,149
Marzetti Co.	52,668	5,895,656
MGP Ingredients, Inc.	102,352	1,806,513
Mission Produce, Inc. *	164,764	1,835,471
Nomad Foods Ltd.	894,100	9,066,174
Pilgrim's Pride Corp.	193,161	5,468,388
Primo Brands Corp.	165,194	4,096,811
Seaboard Corp.	3,118	15,845,458
Seneca Foods Corp., Class A *	35,886	5,160,048
Simply Good Foods Co. *	305,981	3,524,901
Smithfield Foods, Inc.	85,856	2,217,661
Universal Corp.	175,761	9,116,723
		127,417,880

Health Care Equipment & Services 4.3%
Acadia Healthcare Co., Inc. *	856,319	19,866,601
Accendra Health, Inc. *	2,129,351	6,047,357
AdaptHealth Corp. *	761,519	7,714,187
Addus HomeCare Corp. *	44,284	4,059,957
agilon health, Inc. *	177,493	16,379,054
Astrana Health, Inc. *	180,699	6,797,896
Avanos Medical, Inc. *	355,466	8,815,557
BrightSpring Health Services, Inc. *	174,263	10,748,542
Brookdale Senior Living, Inc. *	674,474	8,680,480
Chemed Corp.	39,822	16,980,499
Claritev Corp. *(b)	115,389	2,898,572
Clover Health Investments Corp. *	1,399,574	5,570,305
Concentra Group Holdings Parent, Inc.	639,278	15,898,844
CONMED Corp.	127,259	4,543,146
Cross Country Healthcare, Inc. *	489,486	6,407,372
Dexcom, Inc. *	243,214	17,934,600
Embecta Corp.	457,597	1,546,678
Enovis Corp. *	364,222	8,260,555
Ensign Group, Inc.	67,019	11,235,735
Envista Holdings Corp. *	744,924	17,542,960
Evolent Health, Inc., Class A *	721,643	2,850,490
Fulgent Genetics, Inc. *	135,029	2,449,426
Globus Medical, Inc., Class A *	130,279	10,667,245
Haemonetics Corp. *	126,817	8,599,461
HealthEquity, Inc. *	72,682	6,395,289
ICU Medical, Inc. *	63,502	8,597,536
Insulet Corp. *	17,053	2,471,662
Integer Holdings Corp. *	84,707	7,571,112
Integra LifeSciences Holdings Corp. *	668,042	10,715,394
Lantheus Holdings, Inc. *	81,126	8,055,812
LivaNova PLC *	93,463	6,897,569
Masimo Corp. *	70,075	12,504,884
Merit Medical Systems, Inc. *	74,919	4,724,392
National HealthCare Corp.	42,616	7,859,243
Neogen Corp. *	694,799	6,232,347
OmniAb, Inc., Class A *(c)	9,356	0
OmniAb, Inc., Class B *(c)	9,356	0
Omnicell, Inc. *	164,488	7,260,500
Option Care Health, Inc. *	459,998	9,600,158

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pediatrix Medical Group, Inc. *	448,999	9,671,438
Penumbra, Inc. *	15,412	4,905,640
Privia Health Group, Inc. *	168,134	3,616,562
Progyny, Inc. *	82,887	2,118,592
RadNet, Inc. *	62,285	3,458,686
Select Medical Holdings Corp.	468,839	7,735,843
Surgery Partners, Inc. *	333,020	4,449,147
Teladoc Health, Inc. *	978,669	7,447,671
Varex Imaging Corp. *	320,914	3,282,950
Veeva Systems, Inc., Class A *	67,476	11,763,766
Waystar Holding Corp. *	114,680	2,283,279
		382,114,991

Household & Personal Products 1.0%
BellRing Brands, Inc. *	134,386	1,123,467
Central Garden & Pet Co. *	41,952	1,614,313
Central Garden & Pet Co., Class A *	266,868	9,108,205
Coty, Inc., Class A *	2,456,359	5,232,045
Edgewell Personal Care Co.	430,776	7,547,196
elf Beauty, Inc. *	45,008	2,520,448
Energizer Holdings, Inc.	440,229	8,020,972
Herbalife Ltd. *	1,058,748	12,662,626
Interparfums, Inc.	38,002	3,586,249
Medifast, Inc. *(a)	377,616	4,731,528
Nu Skin Enterprises, Inc., Class A	1,220,658	7,067,610
Reynolds Consumer Products, Inc.	241,162	5,225,981
Spectrum Brands Holdings, Inc.	218,514	17,194,867
USANA Health Sciences, Inc. *	169,505	3,101,941
WD-40 Co.	18,452	3,689,846
		92,427,294

Insurance 1.5%
AMERISAFE, Inc.	81,951	2,511,798
Assured Guaranty Ltd.	31,105	2,308,302
Axis Capital Holdings Ltd.	52,855	5,017,525
Brighthouse Financial, Inc. *	148,228	9,271,661
CNA Financial Corp.	85,544	3,597,981
Employers Holdings, Inc.	127,593	5,550,296
Erie Indemnity Co., Class A	36,476	7,771,941
F&G Annuities & Life, Inc.	47,132	1,306,499
Hanover Insurance Group, Inc.	97,367	18,129,735
Horace Mann Educators Corp.	103,571	4,736,302
Kemper Corp.	299,476	7,388,073
Kinsale Capital Group, Inc.	11,691	3,563,066
Mercury General Corp.	73,144	7,170,306
Oscar Health, Inc., Class A *	103,995	2,311,809
Pelagos Insurance Capital Ltd.	44,468	959,619
ProAssurance Corp. *	120,552	2,892,043
RLI Corp.	179,348	8,974,574
Ryan Specialty Holdings, Inc.	27,935	889,730
Safety Insurance Group, Inc.	54,831	3,847,491
Selective Insurance Group, Inc.	157,879	13,662,849
SiriusPoint Ltd. *	59,827	1,277,306
Stewart Information Services Corp.	155,706	10,117,776
White Mountains Insurance Group Ltd.	6,240	12,884,477
		136,141,159

Materials 5.5%
AdvanSix, Inc.	316,486	7,101,946
Alto Ingredients, Inc. *	103,844	565,950
Ardagh Metal Packaging SA	668,610	2,694,498
Avient Corp.	419,171	14,847,037
Balchem Corp.	40,792	6,393,330
Cabot Corp.	220,736	19,316,607
Clearwater Paper Corp. *	262,552	4,279,598
Coeur Mining, Inc.	354,019	6,839,647
SECURITY	NUMBER OF SHARES	VALUE ($)
Compass Minerals International, Inc. *	278,814	8,899,743
Ecovyst, Inc. *	833,398	10,992,520
Element Solutions, Inc.	588,461	24,968,400
Ferroglobe PLC	847,476	3,669,571
Greif, Inc., Class A	196,655	12,454,161
Hawkins, Inc.	32,186	4,981,427
HB Fuller Co.	226,418	14,508,865
Hecla Mining Co.	632,036	11,231,280
Ingevity Corp. *	183,900	12,472,098
Innospec, Inc.	105,322	8,735,407
Kaiser Aluminum Corp.	89,212	16,240,152
Knife River Corp. *	150,930	11,849,514
Koppers Holdings, Inc.	161,086	6,572,309
LSB Industries, Inc. *	337,894	4,237,191
Magnera Corp. *	256,456	2,915,905
Materion Corp.	62,148	13,675,046
Mativ Holdings, Inc.	655,187	5,818,061
Metallus, Inc. *	333,919	6,561,508
Minerals Technologies, Inc.	159,789	12,306,949
MP Materials Corp. *	19,097	1,235,576
Myers Industries, Inc.	208,692	4,758,178
NewMarket Corp.	21,147	16,358,896
Orion SA	691,535	5,283,327
Quaker Chemical Corp.	54,894	7,878,936
Rayonier Advanced Materials, Inc. *	991,965	9,076,480
Royal Gold, Inc.	45,210	10,148,741
Ryerson Holding Corp.	811,977	23,222,542
Scotts Miracle-Gro Co.	177,052	10,446,068
Sensient Technologies Corp.	94,833	10,796,737
Silgan Holdings, Inc.	397,300	14,922,588
Southern Copper Corp.	138,264	26,449,840
Stepan Co.	179,544	9,488,900
SunCoke Energy, Inc.	879,402	7,923,412
Sylvamo Corp.	229,282	9,003,904
Tredegar Corp. *	283,444	2,213,698
TriMas Corp.	156,431	6,402,721
Trinseo PLC (a)	1,658,718	16,587
Tronox Holdings PLC	3,316,821	26,368,727
Warrior Met Coal, Inc.	238,905	22,586,079
Worthington Steel, Inc.	296,566	12,512,119
		492,222,776

Media & Entertainment 3.4%
Advantage Solutions, Inc. *(b)	72,693	2,720,172
AMC Global Media, Inc., Class A *	1,081,527	10,512,442
Angi, Inc. *	99,760	584,594
Cable One, Inc. *	81,906	4,304,160
Cargurus, Inc. *	212,114	6,333,724
Cars.com, Inc. *	361,826	3,719,571
Cinemark Holdings, Inc.	170,384	4,770,752
Clear Channel Outdoor Holdings, Inc. *	2,180,814	5,255,762
EchoStar Corp., Class A *(b)	292,253	37,756,165
EW Scripps Co., Class A *	2,153,223	7,299,426
Gray Media, Inc.	2,412,961	9,675,974
IAC, Inc. *	274,457	12,320,375
iHeartMedia, Inc., Class A *	3,297,797	14,213,505
John Wiley & Sons, Inc., Class A	224,643	9,452,977
Liberty Broadband Corp., Class C *	149,698	5,053,805
Liberty Media Corp.-Liberty Formula One, Class C *	158,960	14,431,978
Live Nation Entertainment, Inc. *	37,114	6,250,369
Match Group, Inc.	526,291	19,014,894
New York Times Co., Class A	238,096	17,907,200
NIQ Global Intelligence PLC *	84,296	703,029
Pinterest, Inc., Class A *	633,309	12,697,845
Roku, Inc. *	99,224	12,916,980
Scholastic Corp. (b)	248,623	10,069,232
Shutterstock, Inc.	155,698	2,318,343

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sinclair, Inc.	928,348	12,839,053
Snap, Inc., Class A *	1,012,761	5,782,865
TKO Group Holdings, Inc.	27,023	5,544,579
Trade Desk, Inc., Class A *	197,226	4,252,193
TripAdvisor, Inc. *	467,422	5,225,778
USA TODAY Co., Inc. *	1,276,206	9,967,169
Warner Music Group Corp., Class A	175,766	5,543,660
Yelp, Inc. *	362,989	8,276,149
Ziff Davis, Inc. *	339,776	15,313,704
ZoomInfo Technologies, Inc. *	748,816	2,493,557
		305,521,981

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Alkermes PLC *	81,241	3,427,558
Amneal Pharmaceuticals, Inc. *	329,065	4,333,786
Azenta, Inc. *	126,252	2,888,646
BioMarin Pharmaceutical, Inc. *	245,186	14,046,706
Bio-Rad Laboratories, Inc., Class A *	59,175	18,491,004
Bio-Techne Corp.	190,763	9,858,632
Bruker Corp.	307,906	18,132,584
Collegium Pharmaceutical, Inc. *	84,924	2,854,296
Corcept Therapeutics, Inc. *	91,776	6,377,514
Emergent BioSolutions, Inc. *	757,640	6,909,677
Exelixis, Inc. *	354,506	17,895,463
Fortrea Holdings, Inc. *	1,550,761	23,866,212
Halozyme Therapeutics, Inc. *	111,437	7,415,018
Incyte Corp. *	168,403	16,291,306
Innoviva, Inc. *	239,123	5,122,015
Ironwood Pharmaceuticals, Inc. *	2,465,723	8,802,631
Medpace Holdings, Inc. *	13,374	5,979,649
Myriad Genetics, Inc. *	492,881	1,956,738
Neurocrine Biosciences, Inc. *	89,904	14,231,803
Pacira BioSciences, Inc. *	161,376	3,747,151
Prestige Consumer Healthcare, Inc. *	130,638	6,209,224
Repligen Corp. *	36,069	4,470,752
Royalty Pharma PLC, Class A	453,414	25,282,365
Sotera Health Co. *	271,421	4,245,024
Supernus Pharmaceuticals, Inc. *	101,664	4,694,843
		237,530,597

Real Estate Management & Development 1.1%
Compass, Inc., Class A *	4,440,537	36,545,620
CoStar Group, Inc. *	269,136	8,666,179
eXp World Holdings, Inc.	864,360	4,252,651
Kennedy-Wilson Holdings, Inc.	572,812	6,306,660
Marcus & Millichap, Inc.	126,293	3,566,514
Newmark Group, Inc., Class A	390,564	5,456,179
Opendoor Technologies, Inc. *	4,480,676	22,582,607
Zillow Group, Inc., Class C *	257,313	9,005,955
		96,382,365

Semiconductors & Semiconductor Equipment 5.4%
Allegro MicroSystems, Inc. *	151,853	7,269,203
Alpha & Omega Semiconductor Ltd. *	134,056	6,079,440
Amkor Technology, Inc.	627,806	43,670,185
Axcelis Technologies, Inc. *	82,071	12,344,299
Cirrus Logic, Inc. *	139,384	23,688,311
Cohu, Inc. *	229,548	12,108,657
Diodes, Inc. *	234,012	24,646,144
Enphase Energy, Inc. *	323,333	22,103,044
Entegris, Inc.	198,202	27,508,455
FormFactor, Inc. *	135,127	16,835,473
GLOBALFOUNDRIES, Inc. *	258,663	20,685,280
Ichor Holdings Ltd. *	218,806	15,649,005
Lattice Semiconductor Corp. *	91,373	13,439,141
SECURITY	NUMBER OF SHARES	VALUE ($)
MACOM Technology Solutions Holdings, Inc. *	24,353	8,880,078
MaxLinear, Inc. *	270,860	25,171,020
MKS, Inc.	141,703	45,948,615
Monolithic Power Systems, Inc.	12,566	19,680,995
Onto Innovation, Inc. *	57,012	14,722,779
Penguin Solutions, Inc. *	195,310	10,904,157
Photronics, Inc. *	273,326	8,842,096
Power Integrations, Inc.	177,959	14,948,556
Rambus, Inc. *	66,470	9,668,726
Semtech Corp. *	45,691	6,969,705
Silicon Laboratories, Inc. *	87,930	19,133,568
Synaptics, Inc. *	118,031	16,203,296
Ultra Clean Holdings, Inc. *	271,850	23,262,204
Universal Display Corp.	55,856	5,145,455
Veeco Instruments, Inc. *	33,089	1,907,250
		477,415,137

Software & Services 3.5%
ACI Worldwide, Inc. *	216,439	9,451,891
Alarm.com Holdings, Inc. *	76,953	3,471,350
AppLovin Corp., Class A *	28,117	17,238,252
Blackbaud, Inc. *	92,185	2,829,158
BlackLine, Inc. *	47,182	1,387,151
Box, Inc., Class A *	61,323	1,653,268
CCC Intelligent Solutions Holdings, Inc. *	775,795	3,646,236
Commvault Systems, Inc. *	57,088	6,779,200
Consensus Cloud Solutions, Inc. *	108,968	3,743,051
CoreWeave, Inc., Class A *	10,068	1,102,748
Crowdstrike Holdings, Inc., Class A *	11,815	8,636,765
Datadog, Inc., Class A *	27,631	6,834,528
DigitalOcean Holdings, Inc. *	85,607	13,350,412
Docusign, Inc. *	93,569	4,914,244
Dolby Laboratories, Inc., Class A	179,398	10,012,202
Dropbox, Inc., Class A *	562,499	15,119,973
Dynatrace, Inc. *	135,219	5,758,977
Fair Isaac Corp. *	10,919	13,655,192
Globant SA *	151,393	6,110,221
Guidewire Software, Inc. *	38,570	5,888,482
HubSpot, Inc. *	11,905	2,626,600
InterDigital, Inc.	22,863	5,763,534
LiveRamp Holdings, Inc. *	212,297	7,973,875
Manhattan Associates, Inc. *	46,890	7,035,844
MongoDB, Inc. *	3,953	1,326,429
NCR Voyix Corp. *	821,325	5,905,327
Okta, Inc. *	71,341	8,794,205
Palantir Technologies, Inc., Class A *	49,041	7,676,878
Progress Software Corp. *	120,988	3,972,036
PTC, Inc. *	71,563	9,927,935
Qualys, Inc. *	54,011	5,902,862
Snowflake, Inc., Class A *	26,646	6,809,385
SPS Commerce, Inc. *	41,892	2,377,371
Teradata Corp. *	447,021	15,221,065
Thryv Holdings, Inc. *	552,787	2,144,814
Twilio, Inc., Class A *	128,468	24,491,139
Tyler Technologies, Inc. *	25,754	8,064,865
Unisys Corp. *	816,608	3,748,231
Unity Software, Inc. *	387,197	11,797,893
VeriSign, Inc.	69,787	19,915,814
Workday, Inc., Class A *	45,961	6,719,039
		309,778,442

Technology Hardware & Equipment 6.3%
Advanced Energy Industries, Inc.	51,976	15,706,108
Badger Meter, Inc.	27,247	3,375,903
Belden, Inc.	93,971	9,874,473
Benchmark Electronics, Inc.	208,357	17,597,832

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Calix, Inc. *	85,885	3,413,929
Cognex Corp.	319,393	21,032,029
Coherent Corp. *	132,844	48,019,121
Crane NXT Co.	110,012	4,272,866
CTS Corp.	92,424	5,934,545
Diebold Nixdorf, Inc. *	26,251	2,130,006
ePlus, Inc.	98,507	8,086,440
Everpure, Inc., Class A *	110,992	8,824,974
Ingram Micro Holding Corp.	266,285	7,522,551
IPG Photonics Corp. *	116,386	13,328,525
Itron, Inc. *	93,713	7,729,448
Kimball Electronics, Inc. *	177,033	4,590,466
Knowles Corp. *	294,277	11,008,902
Littelfuse, Inc.	61,763	28,835,292
Lumentum Holdings, Inc. *	95,609	81,741,871
Methode Electronics, Inc.	674,594	7,784,815
Mirion Technologies, Inc. *	50,748	927,673
NETGEAR, Inc. *	183,345	4,765,136
NetScout Systems, Inc. *	284,601	11,845,094
Novanta, Inc. *	38,139	6,076,687
OSI Systems, Inc. *	27,168	5,888,664
PC Connection, Inc.	80,635	5,611,390
Plexus Corp. *	90,083	24,174,674
Ralliant Corp.	126,434	7,822,472
Rogers Corp. *	78,984	11,177,816
ScanSource, Inc. *	194,668	9,007,288
Super Micro Computer, Inc. *	313,291	14,439,582
TTM Technologies, Inc. *	222,316	38,620,735
Viasat, Inc. *	625,497	50,427,568
Viavi Solutions, Inc. *	561,930	27,287,321
Vistance Networks, Inc. *	1,379,557	17,216,871
Vontier Corp.	412,343	11,702,294
		557,801,361

Telecommunication Services 0.7%
Array Digital Infrastructure, Inc.	70,204	3,570,575
Cogent Communications Holdings, Inc.	227,640	4,042,886
IDT Corp., Class B	58,578	3,231,163
IHS Holding Ltd. *	753,804	6,256,573
Iridium Communications, Inc.	410,629	21,262,370
Liberty Capital Corp., Class C *	58,146	1,300,726
Shenandoah Telecommunications Co.	249,597	3,981,072
Uniti Group, Inc.	1,399,934	15,707,260
		59,352,625

Transportation 3.2%
Allegiant Travel Co. *	137,332	12,580,984
American Airlines Group, Inc. *	1,198,462	17,545,484
ArcBest Corp.	211,867	28,960,100
Costamare, Inc.	52,849	812,818
Covenant Logistics Group, Inc., Class A	118,220	4,693,334
Forward Air Corp. *	208,054	2,201,211
Genco Shipping & Trading Ltd.	276,646	6,656,103
Global Ship Lease, Inc., Class A	156,983	5,718,891
Heartland Express, Inc.	361,657	5,421,238
JetBlue Airways Corp. *	2,090,444	11,434,729
Kirby Corp. *	146,623	20,613,728
Marten Transport Ltd.	473,429	8,161,916
RXO, Inc. *	776,030	19,850,847
Saia, Inc. *	61,119	28,870,782
Schneider National, Inc., Class B	339,048	11,981,956
SkyWest, Inc. *	127,432	10,914,551
Southwest Airlines Co.	379,288	16,290,420
United Airlines Holdings, Inc. *	172,763	19,833,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	628,537	26,090,571
XPO, Inc. *	124,491	26,672,197
		285,305,052

Utilities 2.7%
American States Water Co.	68,053	5,258,455
Avista Corp.	292,106	12,113,636
Black Hills Corp.	272,002	19,807,186
California Water Service Group	126,100	5,687,110
Chesapeake Utilities Corp.	39,070	4,818,113
Clearway Energy, Inc., Class C	250,827	10,324,039
H2O America (b)	94,107	5,442,208
Hawaiian Electric Industries, Inc. *	1,200,341	15,964,535
IDACORP, Inc.	111,494	15,639,263
MDU Resources Group, Inc.	579,038	12,206,121
MGE Energy, Inc.	60,845	4,593,798
New Jersey Resources Corp.	255,837	14,134,994
Northwest Natural Holding Co.	139,854	6,781,521
Northwestern Energy Group, Inc.	213,805	15,096,771
ONE Gas, Inc.	183,730	14,283,170
Ormat Technologies, Inc.	82,205	11,280,992
Otter Tail Corp.	105,048	9,103,460
Southwest Gas Holdings, Inc.	167,039	14,400,432
Spire, Inc.	173,923	14,306,906
Talen Energy Corp. *	36,720	14,203,296
TXNM Energy, Inc.	265,613	15,726,946
Unitil Corp.	57,380	2,870,721
		244,043,673
Total Common Stocks (Cost $7,240,554,015)		8,897,706,657

SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)	9,006,113	9,006,113
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)(e)	88,415,402	88,415,402
		97,421,515
Total Short-Term Investments (Cost $97,421,515)		97,421,515
Total Investments in Securities (Cost $7,337,975,530)		8,995,128,172

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/18/26	138	20,177,670	302,253

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $85,248,746.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2026, and/or Value and Balance of Shares Held at May 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc. *	$6,188,900	$211,294	($1,146,619 )	($5,891,993 )	$6,041,839	$—	—	$—

Commercial & Professional Services 0.1%
TrueBlue, Inc. (a),*	6,182,471	245,332	(2,047,691)	(1,602,598)	3,642,670	6,420,184	1,033,846	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	6,864,668	736,142	(1,154,725)	191,352	799,378	—	—	135,103

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	12,055,917	379,492	(2,875,814)	(4,627,070)	1,827,013	—	—	43,544

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc. (a),*	3,414,752	81,743	(872,607)	(3,909,925)	3,720,669	2,434,632	3,071,316	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc. *	6,923,027	250,041	(2,056,738)	(10,707,302)	11,638,329	—	—	—

Household & Personal Products 0.1%
Medifast, Inc. (a),*	6,000,689	209,432	(2,280,398)	(985,125)	1,786,930	4,731,528	377,616	—
Nu Skin Enterprises, Inc., Class A	15,820,653	416,748	(4,887,059)	(2,818,701)	(1,464,031)	—	—	73,239
						4,731,528

Materials 0.0%
Trinseo PLC (a)	381,372	122	—	—	(364,907)	16,587	1,658,718	—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A *	12,434,430	346,791	(3,570,860)	(818,328)	2,120,409	—	—	—
EW Scripps Co., Class A *	14,561,840	391,691	(5,014,421)	(741,672)	(1,898,012)	—	—	—
Gray Media, Inc.	18,730,378	596,046	(5,928,938)	(999,623)	(2,721,889)	—	—	288,816
						—
Total	$109,559,097	$3,864,874	($31,835,870 )	($32,910,985 )	$25,128,398	$13,602,931		$540,702

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
*	Non-income producing security.

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$8,515,591,666	$—	$—	$8,515,591,666
Health Care Equipment & Services	382,114,991	—	0 *	382,114,991
Short-Term Investments [1]	97,421,515	—	—	97,421,515
Futures Contracts [2]	302,253	—	—	302,253
Total	$8,995,430,425	$—	$0	$8,995,430,425

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Equity ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.9% OF NET ASSETS

Australia 4.7%
AGL Energy Ltd.	1,499,009	9,232,277
Ampol Ltd.	599,058	14,465,107
ANZ Group Holdings Ltd.	2,078,773	52,647,839
APA Group	1,080,795	7,838,531
Aristocrat Leisure Ltd.	219,676	7,918,650
Aurizon Holdings Ltd.	3,273,023	9,867,199
BHP Group Ltd.	6,660,635	298,609,902
BlueScope Steel Ltd.	1,081,175	24,675,161
Brambles Ltd.	794,849	9,476,282
Coles Group Ltd.	1,312,330	20,508,491
Commonwealth Bank of Australia	609,266	72,339,307
Computershare Ltd.	203,240	5,058,137
CSL Ltd.	209,680	14,575,045
Downer EDI Ltd.	1,215,603	7,110,713
Dyno Nobel Ltd.	2,529,629	6,843,456
Endeavour Group Ltd. (a)	2,436,989	5,049,831
Fortescue Ltd.	2,759,599	44,297,210
Goodman Group	237,154	5,403,925
Insurance Australia Group Ltd.	1,352,960	7,456,664
JB Hi-Fi Ltd.	120,867	6,477,934
Lendlease Corp. Ltd.	1,151,907	2,254,328
Macquarie Group Ltd.	156,675	26,891,185
Medibank Pvt Ltd.	2,239,926	7,735,809
Metcash Ltd.	2,277,795	5,031,342
Mineral Resources Ltd. *	206,176	10,898,807
National Australia Bank Ltd.	1,645,277	44,190,390
Northern Star Resources Ltd.	411,596	5,570,456
Orica Ltd.	420,268	6,921,543
Origin Energy Ltd.	1,322,703	10,344,814
QBE Insurance Group Ltd.	934,826	15,227,830
Ramsay Health Care Ltd.	262,405	7,002,607
Rio Tinto Ltd.	600,499	80,203,122
Santos Ltd.	4,074,570	22,896,212
Scentre Group	2,439,921	6,723,654
Sonic Healthcare Ltd.	723,806	10,165,595
South32 Ltd.	6,838,015	23,664,969
Stockland	1,726,110	5,091,939
Suncorp Group Ltd.	841,930	10,528,259
Telstra Group Ltd.	3,900,560	14,621,620
Transurban Group	1,076,324	11,600,739
Viva Energy Group Ltd.	2,772,149	4,228,470
Wesfarmers Ltd.	598,974	34,386,443
Westpac Banking Corp.	1,999,390	51,788,202
Whitehaven Coal Ltd.	1,917,342	12,070,867
Woodside Energy Group Ltd.	2,337,170	51,557,669
Woolworths Group Ltd.	1,323,304	33,543,092
Worley Ltd.	947,165	8,818,419
		1,153,810,043

Austria 0.4%
ams-OSRAM AG *	510,440	13,157,051
BAWAG Group AG	46,872	8,428,848
Erste Group Bank AG	174,406	20,962,871
OMV AG	431,069	31,012,158
Raiffeisen Bank International AG	209,239	12,066,950
SECURITY	NUMBER OF SHARES	VALUE ($)
voestalpine AG	311,000	17,565,393
Wienerberger AG	186,136	5,256,514
		108,449,785

Belgium 0.6%
Ageas SA	145,383	11,298,999
Anheuser-Busch InBev SA	838,496	67,515,300
KBC Group NV	152,756	20,312,563
Proximus SADP	611,267	4,764,963
Syensqo SA	119,352	9,359,467
UCB SA	32,671	9,596,166
Umicore SA	941,890	27,786,214
		150,633,672

Canada 8.4%
Agnico Eagle Mines Ltd.	109,185	20,090,896
Algonquin Power & Utilities Corp.	907,308	5,374,493
Alimentation Couche-Tard, Inc.	1,003,810	56,757,839
AltaGas Ltd.	298,872	11,639,855
ARC Resources Ltd.	681,707	15,444,866
Atco Ltd., Class I	150,776	7,444,945
B2Gold Corp.	1,543,059	7,392,973
Bank of Montreal	398,294	64,745,363
Bank of Nova Scotia	1,075,027	86,326,802
Barrick Mining Corp.	1,220,162	52,170,550
Bausch Health Cos., Inc. *	1,414,010	7,606,123
BCE, Inc. (a)	993,516	25,084,016
Brookfield Corp.	915,704	41,751,928
Canadian Imperial Bank of Commerce	552,723	60,382,044
Canadian National Railway Co.	365,435	43,306,787
Canadian Natural Resources Ltd.	2,413,800	109,865,529
Canadian Pacific Kansas City Ltd.	310,793	27,772,943
Canadian Tire Corp. Ltd., Class A	110,444	14,182,820
Capital Power Corp.	115,849	5,940,672
CCL Industries, Inc., Class B	109,588	7,083,384
Cenovus Energy, Inc.	3,030,645	83,732,967
CGI, Inc.	196,652	13,744,441
Constellation Software, Inc.	3,181	6,518,400
Dollarama, Inc.	52,805	6,758,028
Element Fleet Management Corp.	204,987	4,087,687
Emera, Inc.	224,208	11,734,889
Empire Co. Ltd., Class A	286,176	10,156,542
Enbridge, Inc.	1,656,365	90,949,475
Fairfax Financial Holdings Ltd.	14,743	22,963,998
Finning International, Inc.	162,673	12,296,570
First Quantum Minerals Ltd. *	601,979	18,545,961
Fortis, Inc.	357,257	19,777,445
Franco-Nevada Corp.	25,827	5,987,522
George Weston Ltd.	203,934	14,297,808
Gildan Activewear, Inc.	118,863	7,257,498
Great-West Lifeco, Inc. (a)	156,543	9,145,643
Hydro One Ltd.	175,950	7,242,107
iA Financial Corp., Inc.	62,682	7,820,974
Imperial Oil Ltd.	195,032	23,158,059
Intact Financial Corp.	88,376	17,377,523
Keyera Corp.	211,549	8,782,612
Kinross Gold Corp.	448,733	13,642,291
Linamar Corp.	96,373	7,135,891

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Loblaw Cos. Ltd.	463,281	20,740,111
Lundin Mining Corp.	442,606	13,231,110
Magna International, Inc.	860,669	55,824,308
Manulife Financial Corp. (a)	1,088,915	41,681,600
Methanex Corp.	134,980	7,991,702
Metro, Inc.	239,366	15,372,734
National Bank of Canada	173,928	25,420,975
Nutrien Ltd.	994,342	68,146,948
Open Text Corp.	260,408	6,196,635
Pembina Pipeline Corp.	491,744	22,956,740
Power Corp. of Canada	410,254	24,816,860
Quebecor, Inc., Class B	179,220	8,703,726
Restaurant Brands International, Inc.	174,958	13,100,735
Rogers Communications, Inc., Class B	626,145	24,181,274
Royal Bank of Canada	661,750	127,032,173
Saputo, Inc.	323,057	9,905,940
Shopify, Inc., Class A *	47,119	5,623,632
Sun Life Financial, Inc. (a)	327,571	23,560,477
Suncor Energy, Inc.	1,994,366	124,753,743
TC Energy Corp.	616,687	41,122,912
Teck Resources Ltd., Class B	631,557	41,917,358
TELUS Corp.	923,526	11,604,831
TFI International, Inc.	90,296	13,940,803
Thomson Reuters Corp.	58,178	5,048,527
Toromont Industries Ltd.	49,844	8,227,670
Toronto-Dominion Bank	1,068,424	122,350,467
Tourmaline Oil Corp.	331,049	15,144,792
Vermilion Energy, Inc.	581,089	6,416,002
Waste Connections, Inc.	81,034	12,102,599
West Fraser Timber Co. Ltd.	239,269	16,551,082
Wheaton Precious Metals Corp.	46,767	6,292,861
Whitecap Resources, Inc.	1,356,162	15,594,066
WSP Global, Inc.	54,912	7,783,469
		2,056,818,021

China 0.1%
China Gas Holdings Ltd.	5,184,583	4,584,321
Kingboard Holdings Ltd.	1,700,985	14,270,008
SITC International Holdings Co. Ltd.	1,502,705	6,637,871
		25,492,200

Denmark 0.9%
AP Moller - Maersk AS, Class A	12,765	30,934,341
AP Moller - Maersk AS, Class B	16,140	39,844,074
Carlsberg AS, Class B	88,061	11,844,502
Coloplast AS, Class B	60,244	3,723,213
Danske Bank AS	295,143	15,549,123
DSV AS	104,838	26,347,417
Genmab AS *	20,813	5,537,741
ISS AS	173,127	7,131,287
Novo Nordisk AS, Class B	1,169,826	53,511,005
Novonesis Novozymes B, Class B	100,400	5,839,670
Orsted AS *	444,448	11,391,743
Pandora AS	58,885	5,525,957
Rockwool AS, B Shares	56,120	1,773,603
Vestas Wind Systems AS	441,880	12,422,980
		231,376,656

Finland 1.2%
Elisa OYJ	116,747	5,602,101
Fortum OYJ	633,428	14,820,531
Kesko OYJ, B Shares	372,169	9,024,806
Kone OYJ, B Shares	186,991	11,185,397
Metso OYJ	353,342	6,754,003
Neste OYJ	1,159,356	38,097,948
SECURITY	NUMBER OF SHARES	VALUE ($)
Nokia OYJ	5,923,489	86,336,044
Nordea Bank Abp	2,622,126	50,396,372
Outokumpu OYJ	1,994,948	13,874,903
Sampo OYJ, A Shares	1,795,349	18,989,822
Stora Enso OYJ, R Shares	1,131,388	13,262,141
UPM-Kymmene OYJ	758,667	22,168,568
Wartsila OYJ Abp	196,904	8,019,219
		298,531,855

France 7.5%
Accor SA	98,351	5,397,664
Air Liquide SA	287,705	59,788,089
Alstom SA *	374,913	7,498,829
Arkema SA	191,097	13,580,735
AXA SA	1,316,778	61,049,659
Ayvens SA	777,481	10,506,316
BNP Paribas SA	1,055,417	114,478,940
Bollore SE	593,713	3,769,013
Bouygues SA	301,314	17,742,658
Bureau Veritas SA	185,204	5,619,217
Capgemini SE *	208,025	24,748,842
Carrefour SA	2,566,186	48,018,569
Cie de Saint-Gobain SA	464,652	42,434,567
Cie Generale des Etablissements Michelin SCA	1,203,721	44,261,524
Credit Agricole SA	690,075	13,367,694
Danone SA	488,461	34,736,372
Dassault Systemes SE	237,027	5,201,436
Eiffage SA	150,124	21,854,597
Elis SA	167,139	5,289,561
Emeis SA *	333,223	5,793,932
Engie SA	2,054,415	63,459,148
EssilorLuxottica SA	108,193	22,113,701
Forvia SE *	1,094,184	14,549,793
Hermes International SCA	4,597	8,690,437
Kering SA	94,164	28,059,045
Legrand SA	111,194	19,158,739
L'Oreal SA	104,425	46,617,052
LVMH Moet Hennessy Louis Vuitton SE	147,056	81,178,667
Orange SA	3,910,173	81,836,957
Pernod Ricard SA	196,992	14,578,974
Publicis Groupe SA	188,471	18,417,455
Renault SA	744,513	25,708,064
Rexel SA	514,475	22,099,488
Rubis SCA	162,738	6,737,902
Safran SA	66,676	23,785,763
Sanofi SA	1,108,351	97,379,319
Schneider Electric SE	218,302	68,769,072
SCOR SE	238,974	8,583,638
SEB SA	76,186	4,443,483
Societe Generale SA	877,509	73,349,752
Sodexo SA	117,460	6,469,700
Teleperformance SE (a)	148,961	10,958,242
Thales SA	31,907	8,917,510
TotalEnergies SE	4,735,487	415,450,312
Unibail-Rodamco-Westfield *	76,119	8,824,078
Valeo SE	1,025,177	15,875,298
Veolia Environnement SA	836,917	33,918,707
Vinci SA	454,708	66,354,199
Worldline SA *(a)	4,220,888	1,767,292
		1,843,190,001

Germany 6.6%
adidas AG	129,820	25,238,801
Allianz SE	237,798	105,893,349
Aumovio SE *	93,627	4,381,246

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aurubis AG (a)	69,555	17,548,345
BASF SE	2,090,516	123,976,758
Bayer AG	2,641,501	112,603,677
Bayerische Motoren Werke AG	836,856	73,008,285
Beiersdorf AG	54,891	4,431,327
BioNTech SE, ADR *	196,561	18,860,028
Brenntag SE	214,491	14,151,973
Commerzbank AG	362,291	15,668,055
Continental AG	210,961	17,567,467
Daimler Truck Holding AG	546,539	26,882,574
Deutsche Bank AG	1,001,291	32,553,189
Deutsche Boerse AG	50,788	14,674,519
Deutsche Lufthansa AG	1,494,347	14,962,042
Deutsche Post AG	1,565,237	93,519,502
Deutsche Telekom AG	4,490,404	151,228,576
E.ON SE	2,224,698	47,249,212
Evonik Industries AG *(a)	672,986	13,201,579
Freenet AG	96,680	2,852,107
Fresenius Medical Care AG	439,726	19,083,606
Fresenius SE & Co. KGaA	636,183	26,926,613
FUCHS SE	39,089	1,480,203
GEA Group AG	90,995	5,888,046
Hannover Rueck SE	26,469	7,178,369
Hapag-Lloyd AG (a)	57,860	7,494,687
Heidelberg Materials AG	105,520	23,494,449
Henkel AG & Co. KGaA	82,497	5,997,611
Infineon Technologies AG	620,735	58,753,366
K&S AG (a)	478,968	8,277,776
KION Group AG	109,260	5,590,915
Lanxess AG	338,290	6,513,662
Mercedes-Benz Group AG	2,613,823	159,189,930
Merck KGaA	93,441	14,268,007
MTU Aero Engines AG	13,888	5,077,527
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69,241	36,546,184
Puma SE *	248,757	8,438,640
Rheinmetall AG	4,012	6,055,443
RWE AG	379,148	24,139,888
SAP SE	276,679	50,128,868
Schaeffler AG	454,605	5,602,092
Siemens AG	365,586	115,102,199
Siemens Energy AG	108,014	20,575,896
Siemens Healthineers AG	161,357	6,575,279
Symrise AG	73,453	6,780,132
thyssenkrupp AG	1,541,940	21,133,558
Tkms AG& Co. KGaA *	72,256	7,108,101
Volkswagen AG *	158,452	17,353,382
Vonovia SE	345,680	8,644,672
Zalando SE *	234,140	6,363,517
		1,626,215,229

Hong Kong 0.9%
AIA Group Ltd.	6,278,608	65,891,177
CK Asset Holdings Ltd.	2,417,615	14,603,043
CLP Holdings Ltd.	1,856,210	18,118,262
HKT Trust & HKT Ltd.	3,613,129	5,578,235
Hong Kong & China Gas Co. Ltd.	8,803,061	8,053,429
Hong Kong Exchanges & Clearing Ltd.	148,011	7,550,310
Link REIT	1,428,842	7,361,707
New World Development Co. Ltd. *(a)	9,161,947	9,609,208
Pacific Basin Shipping Ltd.	16,293,828	6,548,799
Sun Hung Kai Properties Ltd.	1,061,825	17,842,952
Swire Pacific Ltd., A Shares	634,734	6,608,607
Swire Pacific Ltd., B Shares	1,831,423	3,047,153
Techtronic Industries Co. Ltd.	940,300	13,953,210
SECURITY	NUMBER OF SHARES	VALUE ($)
WH Group Ltd.	19,257,097	22,236,549
Yue Yuen Industrial Holdings Ltd.	2,669,338	4,996,451
		211,999,092

Indonesia 0.1%
Jardine Matheson Holdings Ltd.	231,165	15,344,733

Ireland 0.7%
AIB Group PLC	934,328	11,012,169
Allegion PLC	26,810	3,487,177
Bank of Ireland Group PLC	485,165	9,871,054
DCC PLC	238,915	19,338,838
Glanbia PLC	78,431	1,909,212
ICON PLC *	38,187	5,196,105
James Hardie Industries PLC, CDI *	229,027	5,259,935
Kerry Group PLC, Class A	128,735	11,034,193
Kingspan Group PLC	92,410	8,476,052
Medtronic PLC	678,435	50,075,287
Octave Intelligence plc, SDR *	92,217	1,572,031
Perrigo Co. PLC	233,686	2,582,230
Ryanair Holdings PLC	411,678	12,072,640
Smurfit Westrock PLC (b)	72,065	2,958,886
Smurfit Westrock PLC (b)	301,738	12,416,519
Trane Technologies PLC	33,822	15,263,869
		172,526,197

Isle Of Man 0.0%
Entain PLC	691,506	4,975,634

Israel 0.6%
Bank Hapoalim BM	603,591	15,609,462
Bank Leumi Le-Israel BM	641,064	16,352,168
Check Point Software Technologies Ltd. *	37,227	5,027,506
ICL Group Ltd.	1,370,233	9,091,061
Israel Discount Bank Ltd., A Shares	676,020	7,550,050
Mizrahi Tefahot Bank Ltd.	77,007	5,952,457
Oil Refineries Ltd.	14,124,077	8,151,655
Teva Pharmaceutical Industries Ltd., ADR *	984,530	34,773,600
ZIM Integrated Shipping Services Ltd.	1,360,495	31,958,028
		134,465,987

Italy 2.1%
A2A SpA	2,317,950	6,083,390
Banco BPM SpA	590,393	9,290,611
BPER Banca SpA	542,109	7,349,708
Enel SpA	8,397,229	94,316,756
Eni SpA	5,122,599	134,680,175
Generali	897,828	40,557,244
Hera SpA	305,963	1,376,759
Intesa Sanpaolo SpA	7,333,305	49,693,970
Leonardo SpA	129,759	8,240,397
Moncler SpA	100,897	6,577,052
Poste Italiane SpA	266,070	7,874,034
Prysmian SpA	129,208	22,315,326
Snam SpA	1,333,049	9,747,396
Telecom Italia SpA *(a)	46,533,025	39,575,077
Terna - Rete Elettrica Nazionale	720,743	8,286,230
UniCredit SpA	814,449	70,559,253
Unipol Assicurazioni SpA	293,165	7,266,391
		523,789,769

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan 22.4%
Advantest Corp.	97,685	16,058,901
Aeon Co. Ltd.	1,713,042	14,973,918
AGC, Inc.	582,561	25,389,837
Air Water, Inc.	429,935	7,019,292
Aisin Corp.	1,388,480	21,050,923
Ajinomoto Co., Inc.	545,648	17,659,266
Alfresa Holdings Corp.	579,295	8,133,201
Alps Alpine Co. Ltd.	541,043	7,378,632
Amada Co. Ltd.	421,947	7,988,870
ANA Holdings, Inc.	388,944	7,301,710
Asahi Group Holdings Ltd.	2,121,165	20,300,238
Asahi Kasei Corp.	3,039,631	34,121,619
Astellas Pharma, Inc.	1,957,917	28,079,179
Bandai Namco Holdings, Inc.	397,688	9,095,936
Bridgestone Corp.	1,857,922	40,183,588
Brother Industries Ltd.	507,894	11,973,907
Canon, Inc.	1,112,540	29,548,459
Central Japan Railway Co.	754,696	16,493,419
Chubu Electric Power Co., Inc.	1,729,905	31,785,741
Chugai Pharmaceutical Co. Ltd.	217,091	10,762,499
Chugoku Electric Power Co., Inc.	922,232	5,072,595
Coca-Cola Bottlers Japan Holdings, Inc.	234,666	5,213,981
COMSYS Holdings Corp.	227,699	7,765,424
Cosmo Energy Holdings Co. Ltd.	373,264	8,767,097
Dai Nippon Printing Co. Ltd.	659,587	11,479,275
Daifuku Co. Ltd.	187,065	8,591,194
Daiichi Life Group, Inc.	2,866,956	29,463,785
Daiichi Sankyo Co. Ltd.	711,506	12,069,992
Daikin Industries Ltd.	299,235	43,769,627
Daito Trust Construction Co. Ltd.	559,196	11,142,469
Daiwa House Industry Co. Ltd.	958,276	26,089,379
Daiwa Securities Group, Inc.	764,911	7,209,931
Daiwabo Holdings Co. Ltd.	220,151	4,732,437
Denso Corp.	3,129,111	37,504,515
Dentsu Group, Inc.	368,707	6,962,330
DIC Corp.	235,780	7,158,268
Disco Corp.	17,499	7,155,034
Dowa Holdings Co. Ltd.	160,049	10,355,579
East Japan Railway Co.	895,068	19,184,446
Ebara Corp.	294,380	10,509,212
Eisai Co. Ltd.	358,859	8,981,056
Electric Power Development Co. Ltd., Class C	520,017	13,122,107
ENEOS Holdings, Inc.	9,052,336	74,237,230
EXEO Group, Inc.	344,795	6,164,248
FANUC Corp.	523,000	25,928,237
Fast Retailing Co. Ltd.	49,870	25,791,803
Fuji Electric Co. Ltd.	150,438	14,591,135
FUJIFILM Holdings Corp.	1,553,261	32,413,676
Fujikura Ltd.	461,892	13,843,123
Fujitsu Ltd.	1,429,035	30,234,248
Furukawa Electric Co. Ltd.	93,516	30,582,593
Hankyu Hanshin Holdings, Inc.	253,406	7,454,616
Hanwa Co. Ltd.	704,463	8,377,087
Haseko Corp.	399,245	6,802,890
Hitachi Construction Machinery Co. Ltd.	168,073	5,489,111
Hitachi Ltd.	3,039,975	98,652,622
Honda Motor Co. Ltd.	11,282,101	102,941,464
Hoya Corp.	104,639	17,800,265
Idemitsu Kosan Co. Ltd.	3,322,776	29,190,918
IHI Corp.	348,101	6,049,509
Iida Group Holdings Co. Ltd.	404,878	5,422,450
Inpex Corp.	1,606,664	36,374,251
Isetan Mitsukoshi Holdings Ltd.	241,135	5,144,133
Isuzu Motors Ltd.	1,242,230	18,326,385
SECURITY	NUMBER OF SHARES	VALUE ($)
ITOCHU Corp.	7,433,373	90,378,123
Iwatani Corp.	461,307	5,842,044
Japan Airlines Co. Ltd.	384,202	6,611,730
Japan Post Bank Co. Ltd.	943,447	18,188,572
Japan Post Holdings Co. Ltd.	2,422,172	31,465,869
Japan Post Insurance Co. Ltd.	747,801	6,715,130
Japan Tobacco, Inc.	835,227	32,356,586
JFE Holdings, Inc.	2,628,698	28,080,287
JTEKT Corp.	836,270	11,378,609
JX Advanced Metals Corp.	85,754	2,116,511
Kajima Corp.	423,154	15,701,807
Kaneka Corp.	180,128	6,247,168
Kansai Electric Power Co., Inc.	1,629,294	23,903,613
Kao Corp.	465,330	17,874,822
Kawasaki Heavy Industries Ltd.	555,564	10,947,951
Kawasaki Kisen Kaisha Ltd.	427,892	6,773,590
KDDI Corp.	3,779,607	65,019,497
Keyence Corp.	46,918	23,610,786
Kikkoman Corp.	612,544	5,360,097
Kintetsu Group Holdings Co. Ltd.	280,957	6,330,754
Kioxia Holdings Corp. *	13,814	5,714,253
Kirin Holdings Co. Ltd.	1,190,855	20,336,323
Kobe Steel Ltd.	1,158,414	14,408,315
Koito Manufacturing Co. Ltd.	478,451	8,406,479
Komatsu Ltd.	1,095,190	45,248,223
Konica Minolta, Inc.	1,862,461	7,132,083
K's Holdings Corp.	457,683	6,026,155
Kubota Corp.	1,742,502	31,108,679
Kuraray Co. Ltd.	771,518	7,950,721
Kyocera Corp.	1,763,015	38,573,913
Kyushu Electric Power Co., Inc.	1,118,632	11,517,293
Lixil Corp.	903,422	9,571,086
LY Corp.	2,241,160	5,874,967
Makita Corp.	273,533	9,508,962
Marubeni Corp.	2,014,084	65,740,188
MatsukiyoCocokara & Co.	390,848	5,574,599
Mazda Motor Corp.	3,530,848	25,473,830
Medipal Holdings Corp.	623,771	10,763,860
MEIJI Holdings Co. Ltd.	559,953	13,253,991
Minebea Mitsumi, Inc.	561,225	16,083,350
MISUMI Group, Inc.	364,302	8,634,408
Mitsubishi Chemical Group Corp.	4,527,750	32,623,464
Mitsubishi Corp.	4,812,444	153,119,096
Mitsubishi Electric Corp.	1,978,492	81,506,065
Mitsubishi Estate Co. Ltd.	772,692	19,687,410
Mitsubishi Gas Chemical Co., Inc.	397,511	13,846,338
Mitsubishi HC Capital, Inc.	1,176,650	9,620,014
Mitsubishi Heavy Industries Ltd.	1,054,444	25,210,213
Mitsubishi Materials Corp.	481,152	15,574,950
Mitsubishi Motors Corp. (a)	2,632,432	6,143,278
Mitsubishi UFJ Financial Group, Inc.	4,201,476	79,152,123
Mitsui & Co. Ltd.	3,393,849	112,780,082
Mitsui Chemicals, Inc.	952,506	13,052,904
Mitsui Fudosan Co. Ltd.	1,927,965	18,536,029
Mitsui Kinzoku Co. Ltd.	90,377	29,311,920
Mitsui OSK Lines Ltd.	522,087	17,959,347
Mizuho Financial Group, Inc.	1,176,484	53,174,209
MS&AD Insurance Group Holdings, Inc.	1,040,420	28,018,597
Murata Manufacturing Co. Ltd.	1,921,580	116,183,224
Nagase & Co. Ltd.	801,343	5,665,629
NEC Corp.	944,075	24,332,808
NGK Corp.	437,179	17,345,452
NH Foods Ltd.	268,890	10,313,728
Nichirei Corp.	433,030	4,956,220
NIDEC Corp.	1,165,413	20,439,934
Nikon Corp.	595,520	6,900,161
Nintendo Co. Ltd.	528,206	23,717,674
Nippon Express Holdings, Inc.	672,688	22,222,917

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Paper Industries Co. Ltd.	593,892	4,696,966
Nippon Sanso Holdings Corp.	144,878	5,628,027
Nippon Steel Corp. (a)	13,169,600	46,874,146
Nippon Yusen KK	907,004	30,271,451
Nissan Motor Co. Ltd. *	15,887,611	39,601,759
Nisshin Seifun Group, Inc.	518,725	6,403,007
Nissin Foods Holdings Co. Ltd.	251,985	4,235,893
Nissui Corp.	685,584	5,708,534
Niterra Co. Ltd.	202,849	12,952,824
Nitori Holdings Co. Ltd.	459,261	7,554,337
Nitto Denko Corp.	676,634	12,711,062
Nomura Holdings, Inc.	1,700,683	13,728,109
Nomura Research Institute Ltd.	235,329	7,423,973
NSK Ltd.	1,308,299	10,264,875
NTT, Inc.	60,275,991	56,606,952
Obayashi Corp.	717,623	14,628,347
Oji Holdings Corp.	2,183,682	10,729,795
Olympus Corp.	942,022	10,565,866
Omron Corp.	332,425	11,994,781
Ono Pharmaceutical Co. Ltd.	627,129	9,425,254
ORIX Corp.	886,530	34,733,888
Osaka Gas Co. Ltd.	567,500	19,111,549
Otsuka Corp.	296,541	5,381,663
Otsuka Holdings Co. Ltd.	387,261	28,499,043
Pan Pacific International Holdings Corp.	1,146,415	6,324,403
Panasonic Holdings Corp.	5,308,690	123,388,109
Persol Holdings Co. Ltd.	3,297,704	5,021,443
Recruit Holdings Co. Ltd.	718,100	47,680,866
Renesas Electronics Corp.	1,237,849	34,991,648
Rengo Co. Ltd.	724,951	6,639,730
Resona Holdings, Inc.	1,112,627	14,254,682
Resonac Holdings Corp.	288,521	33,928,721
Ricoh Co. Ltd.	1,492,875	13,677,732
Rohm Co. Ltd.	501,063	17,179,483
Ryohin Keikaku Co. Ltd.	249,144	6,077,179
Sankyu, Inc.	65,160	3,675,304
Sanwa Holdings Corp.	189,273	4,333,815
SBI Holdings, Inc.	119,516	2,184,758
SCREEN Holdings Co. Ltd.	24,927	1,741,242
Secom Co. Ltd.	389,042	15,518,668
Seiko Epson Corp.	752,421	13,837,003
Sekisui Chemical Co. Ltd.	668,067	9,614,558
Sekisui House Ltd.	1,154,882	24,325,142
Seven & i Holdings Co. Ltd.	3,734,818	43,626,447
SG Holdings Co. Ltd.	979,290	8,910,745
Shimadzu Corp.	235,394	5,582,086
Shimamura Co. Ltd.	210,951	4,362,401
Shimano, Inc.	82,385	8,541,770
Shimizu Corp.	554,696	9,343,661
Shin-Etsu Chemical Co. Ltd.	1,647,107	80,270,470
Shionogi & Co. Ltd.	541,194	10,199,020
Shiseido Co. Ltd.	610,980	10,786,854
SMC Corp.	44,262	19,215,697
SoftBank Corp.	32,783,188	44,338,340
SoftBank Group Corp.	2,116,104	99,577,455
Sojitz Corp.	402,176	13,619,768
Sompo Holdings, Inc.	687,096	25,715,924
Sony Financial Group, Inc.	1,613,880	1,419,330
Sony Group Corp.	3,355,409	72,592,679
Stanley Electric Co. Ltd.	182,253	4,065,459
Subaru Corp.	1,481,248	22,722,581
SUMCO Corp.	851,354	21,360,060
Sumitomo Chemical Co. Ltd.	5,217,023	19,997,660
Sumitomo Corp.	1,465,863	65,369,442
Sumitomo Electric Industries Ltd.	1,084,841	85,763,704
Sumitomo Forestry Co. Ltd.	969,084	7,947,353
Sumitomo Heavy Industries Ltd.	343,734	11,275,702
Sumitomo Metal Mining Co. Ltd.	437,878	25,011,776
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Mitsui Financial Group, Inc.	2,156,475	78,827,364
Sumitomo Mitsui Trust Group, Inc.	363,948	12,514,928
Sumitomo Realty & Development Co. Ltd.	408,074	9,528,306
Sumitomo Rubber Industries Ltd. (a)	506,884	6,626,205
Suntory Beverage & Food Ltd.	206,986	5,628,761
Suzuken Co. Ltd.	177,871	5,905,197
Suzuki Motor Corp.	2,642,992	32,765,530
Sysmex Corp.	453,026	3,975,610
T&D Holdings, Inc.	238,134	6,273,849
Taiheiyo Cement Corp.	261,583	7,443,753
Taisei Corp.	142,783	12,566,052
Taiyo Yuden Co. Ltd.	181,650	16,905,237
Takeda Pharmaceutical Co. Ltd.	2,139,107	68,772,848
TDK Corp.	1,615,472	41,688,291
Teijin Ltd.	708,338	7,348,578
Terumo Corp.	811,803	12,244,105
TIS, Inc.	207,575	4,408,638
Tobu Railway Co. Ltd.	291,639	5,098,507
Toho Gas Co. Ltd.	592,057	4,574,597
Tohoku Electric Power Co., Inc.	1,475,280	9,327,654
Tokio Marine Holdings, Inc.	960,069	42,886,178
Tokyo Electric Power Co. Holdings, Inc. *	6,390,439	22,669,018
Tokyo Electron Ltd.	203,560	67,030,688
Tokyo Gas Co. Ltd.	604,960	24,245,523
Tokyu Corp.	591,397	5,932,917
Tokyu Fudosan Holdings Corp.	780,768	6,469,207
TOPPAN Holdings, Inc.	443,374	12,706,025
Toray Industries, Inc.	2,839,792	21,264,100
Tosoh Corp.	674,390	11,650,057
TOTO Ltd.	253,943	12,248,096
Toyo Seikan Group Holdings Ltd.	249,542	6,097,860
Toyo Suisan Kaisha Ltd.	76,253	5,345,709
Toyoda Gosei Co. Ltd.	53,826	1,632,126
Toyota Boshoku Corp.	310,389	4,463,097
Toyota Motor Corp.	11,422,904	218,283,020
Toyota Tsusho Corp.	1,104,593	48,086,120
Tsuruha Holdings, Inc.	256,613	3,178,042
UBE Corp.	322,637	5,983,955
Unicharm Corp.	1,106,691	6,591,899
West Japan Railway Co.	491,273	8,111,760
Yakult Honsha Co. Ltd.	288,569	4,860,844
Yamada Holdings Co. Ltd.	2,211,208	8,674,536
Yamaha Corp.	816,492	5,929,171
Yamaha Motor Co. Ltd.	2,408,926	19,838,570
Yamato Holdings Co. Ltd.	738,439	8,433,206
Yamazaki Baking Co. Ltd.	218,592	4,300,711
Yaskawa Electric Corp.	231,417	10,478,383
Yokogawa Electric Corp.	204,731	6,431,684
Yokohama Rubber Co. Ltd.	214,801	9,686,892
		5,494,286,247

Jersey 1.5%
Aptiv PLC *	301,925	20,512,785
B&M European Value Retail PLC	3,037,493	7,001,407
Experian PLC	341,036	11,828,072
Glencore PLC *	39,279,984	300,635,760
International Workplace Group PLC	1,208,552	3,082,197
Versigent PLC *	99,234	4,378,204
WPP PLC	3,544,929	13,460,721
		360,899,146

Luxembourg 0.6%
Aperam SA	149,293	8,893,799
ArcelorMittal SA	1,404,370	97,215,341

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Eurofins Scientific SE	105,465	7,687,099
Millicom International Cellular SA	138,686	11,838,237
SES SA, Class A	980,997	10,812,391
Spotify Technology SA *	3,644	1,813,546
Subsea 7 SA	267,602	8,837,774
Tenaris SA	389,268	11,851,543
		158,949,730

Mauritius 0.0%
Golden Agri-Resources Ltd.	25,708,775	5,543,508

Netherlands 3.1%
Aalberts NV	145,631	6,668,604
ABN AMRO Bank NV, GDR	680,749	27,104,922
AerCap Holdings NV	74,326	10,360,301
Airbus SE	169,994	35,647,887
Akzo Nobel NV	347,661	26,638,451
ASM International NV	8,774	9,198,553
ASML Holding NV	60,418	97,634,997
ASR Nederland NV	72,232	5,419,918
Ferrari NV	18,638	6,420,484
Heineken Holding NV	183,105	13,226,440
Heineken NV	274,897	21,512,242
IMCD NV	45,422	4,682,478
ING Groep NV, Series N	2,330,168	72,602,339
Iveco Group NV	305,030	4,954,889
JBS NV, Class A	276,216	3,444,414
Koninklijke Ahold Delhaize NV	1,911,166	80,667,582
Koninklijke KPN NV	3,303,173	17,214,807
Koninklijke Philips NV	847,895	22,628,739
Magnum Ice Cream Co. NV *(b)	161,310	2,615,792
Magnum Ice Cream Co. NV *(b)	237,722	3,842,046
NN Group NV	211,950	17,728,971
NXP Semiconductors NV	115,092	36,984,814
Prosus NV *	123,585	5,627,366
Randstad NV (a)	347,506	10,681,450
SBM Offshore NV	179,208	6,825,896
Signify NV	371,654	9,029,665
Stellantis NV *	14,736,930	118,059,158
STMicroelectronics NV	836,548	57,547,544
Universal Music Group NV	257,623	5,862,345
Wolters Kluwer NV	109,073	7,766,790
		748,599,884

New Zealand 0.0%
EBOS Group Ltd.	33,934	396,574
Fletcher Building Ltd. *	2,540,462	4,775,859
Spark New Zealand Ltd.	3,286,459	3,856,501
		9,028,934

Norway 1.0%
Aker BP ASA	621,930	22,398,423
DNB Bank ASA	596,858	18,574,258
Equinor ASA	2,948,809	106,997,780
Mowi ASA	387,547	8,560,680
Norsk Hydro ASA	2,426,210	29,739,147
Orkla ASA	557,435	5,894,136
Telenor ASA	856,217	14,008,834
Var Energi ASA	1,543,571	7,609,883
Wallenius Wilhelmsen ASA	131,387	1,688,717
Yara International ASA	484,196	26,361,503
		241,833,361

SECURITY	NUMBER OF SHARES	VALUE ($)
Poland 0.4%
Bank Polska Kasa Opieki SA *	108,886	7,272,495
KGHM Polska Miedz SA *	172,859	16,683,103
ORLEN SA	1,273,355	49,840,081
PGE Polska Grupa Energetyczna SA *	2,054,898	6,002,767
Powszechna Kasa Oszczednosci Bank Polski SA	289,920	8,245,005
Powszechny Zaklad Ubezpieczen SA	679,655	12,085,091
Tauron Polska Energia SA *	1,878,934	4,883,838
		105,012,380

Portugal 0.2%
EDP SA	3,976,572	20,264,886
Galp Energia SGPS SA	727,617	15,822,837
Jeronimo Martins SGPS SA	306,055	6,485,858
		42,573,581

Republic of Korea 11.7%
BNK Financial Group, Inc.	527,526	5,887,848
CJ CheilJedang Corp.	44,996	6,031,315
CJ Corp.	76,009	8,155,710
DB Insurance Co. Ltd.	56,944	5,407,224
Doosan Enerbility Co. Ltd. *	145,044	10,163,667
E-MART, Inc.	138,075	7,888,691
GS Holdings Corp.	379,999	18,281,306
Hana Financial Group, Inc.	284,796	21,751,838
Hankook Tire & Technology Co. Ltd.	167,300	7,415,820
Hanwha Corp.	67,827	6,017,565
Hanwha Solutions Corp. *	157,528	4,374,616
HD Hyundai Co. Ltd.	70,197	12,926,123
HMM Co. Ltd.	715,795	9,290,611
Hyundai Engineering & Construction Co. Ltd.	151,424	14,770,622
Hyundai Glovis Co. Ltd.	68,935	11,092,726
Hyundai Mobis Co. Ltd.	131,997	67,268,544
Hyundai Motor Co.	256,404	123,012,669
Hyundai Steel Co.	591,195	15,750,816
KB Financial Group, Inc.	303,389	30,318,768
Kia Corp.	543,033	60,969,598
Korea Electric Power Corp.	429,171	11,078,137
Korea Gas Corp.	235,888	5,556,751
Korea Zinc Co. Ltd.	8,380	7,634,864
Korean Air Lines Co. Ltd.	562,287	9,999,530
KT Corp.	151,451	5,306,312
KT&G Corp.	85,258	10,449,338
Kumho Petrochemical Co. Ltd.	59,069	5,185,686
LG Chem Ltd.	122,146	29,746,239
LG Corp.	120,382	11,710,684
LG Display Co. Ltd. *	1,360,136	14,521,956
LG Electronics, Inc.	521,972	101,484,934
LG H&H Co. Ltd.	31,032	5,096,496
LG Innotek Co. Ltd.	53,466	51,727,557
LG Uplus Corp.	867,977	9,290,291
Lotte Chemical Corp.	115,164	6,167,044
NAVER Corp.	60,564	9,404,098
POSCO Holdings, Inc.	299,597	84,193,318
Samsung C&T Corp.	89,103	25,572,029
Samsung Electro-Mechanics Co. Ltd.	69,166	97,621,819
Samsung Electronics Co. Ltd.	6,437,321	1,354,101,365
Samsung Fire & Marine Insurance Co. Ltd.	23,997	9,060,579
Samsung SDI Co. Ltd. *	70,115	32,010,033
Samsung SDS Co. Ltd.	64,233	12,744,305
Shinhan Financial Group Co. Ltd.	535,233	33,243,403
SK Hynix, Inc.	217,117	336,120,744
SK Innovation Co. Ltd. *	155,563	12,304,651

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SK Telecom Co. Ltd.	320,837	21,417,520
SK, Inc.	167,387	75,085,343
S-Oil Corp.	140,356	10,002,810
Woori Financial Group, Inc.	839,842	16,551,631
		2,861,165,544

Singapore 0.6%
DBS Group Holdings Ltd.	803,336	39,582,573
Keppel Ltd.	669,947	5,652,276
Keppel REIT	73,599	49,918
Olam Group Ltd.	6,327,130	6,201,366
Oversea-Chinese Banking Corp. Ltd.	1,944,712	35,681,390
Singapore Airlines Ltd.	1,887,315	10,033,321
Singapore Telecommunications Ltd.	4,001,839	13,618,208
United Overseas Bank Ltd.	900,735	26,555,562
Wilmar International Ltd.	5,474,035	15,408,935
		152,783,549

South Africa 0.0%
Valterra Platinum Ltd.	57,944	4,838,645

Spain 2.7%
Acerinox SA	380,886	7,044,925
ACS Actividades de Construccion y Servicios SA	141,889	20,581,261
Aena SME SA	200,980	5,839,885
Amadeus IT Group SA	125,825	8,037,553
Banco Bilbao Vizcaya Argentaria SA	4,274,667	100,315,139
Banco de Sabadell SA	3,078,137	10,416,890
Banco Santander SA	14,273,243	178,687,241
CaixaBank SA	1,483,295	20,078,795
Cellnex Telecom SA *	159,609	5,367,888
Endesa SA	337,412	14,119,617
Grifols SA (a)	381,886	4,135,555
Iberdrola SA	3,520,819	80,118,061
Industria de Diseno Textil SA	502,403	31,248,671
International Consolidated Airlines Group SA	1,900,250	11,016,766
Mapfre SA (a)	1,208,341	5,671,314
Naturgy Energy Group SA	165,115	5,499,113
Redeia Corp. SA	389,727	6,699,083
Repsol SA	3,672,967	94,467,133
Telefonica SA (a)	11,238,209	51,644,602
		660,989,492

Sweden 1.7%
Alfa Laval AB	121,281	6,822,446
Assa Abloy AB, B Shares	474,791	17,108,057
Atlas Copco AB, A Shares	933,416	17,938,935
Atlas Copco AB, B Shares	559,641	9,516,003
Boliden AB	350,966	21,886,792
Electrolux AB, B Shares *	456,519	1,438,789
Epiroc AB, A Shares	247,700	7,369,365
Epiroc AB, B Shares	161,737	4,140,972
Essity AB, B Shares	604,372	16,992,388
H & M Hennes & Mauritz AB, B Shares	631,181	11,221,223
Hexagon AB, B Shares	922,170	8,531,315
Husqvarna AB, B Shares	1,033,772	4,859,145
Sandvik AB	600,705	24,494,672
Securitas AB, B Shares	580,424	9,693,378
Skandinaviska Enskilda Banken AB, A Shares	963,492	19,294,362
Skanska AB, B Shares	491,261	13,322,693
SKF AB, B Shares	471,015	12,391,037
SECURITY	NUMBER OF SHARES	VALUE ($)
SSAB AB, A Shares	534,473	5,515,348
SSAB AB, B Shares	1,651,066	17,019,843
Svenska Handelsbanken AB, A Shares	990,072	14,631,395
Swedbank AB, A Shares	646,482	23,903,713
Tele2 AB, B Shares	566,232	10,627,678
Telefonaktiebolaget LM Ericsson, B Shares	3,162,287	41,132,935
Telia Co. AB	2,934,615	15,735,823
Trelleborg AB, B Shares	164,162	7,172,225
Volvo AB, A Shares	195,726	6,897,814
Volvo AB, B Shares	1,516,022	53,444,363
Volvo Car AB, B Shares *(a)	2,474,431	6,407,673
		409,510,382

Switzerland 4.4%
ABB Ltd.	520,017	55,652,168
Adecco Group AG	579,547	12,290,387
Alcon AG	200,414	13,363,498
Amrize Ltd. *	174,439	9,401,198
Barry Callebaut AG	4,334	6,672,812
Bucher Industries AG	7,956	3,222,722
Chocoladefabriken Lindt & Spruengli AG	32	3,911,179
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	291	3,465,483
Cie Financiere Richemont SA, Class A	189,846	41,037,934
Coca-Cola HBC AG *	124,376	7,148,711
DSM-Firmenich AG	173,421	14,603,277
Garmin Ltd.	56,157	13,136,245
Geberit AG	11,758	7,725,804
Givaudan SA	2,650	9,835,541
Holcim AG *	288,007	28,537,150
Julius Baer Group Ltd.	117,363	9,616,151
Kuehne & Nagel International AG	68,258	15,755,206
Logitech International SA	95,881	11,645,366
Lonza Group AG	21,510	13,775,650
Nestle SA	1,624,829	165,196,667
Novartis AG	967,035	145,819,497
Partners Group Holding AG (a)	5,878	6,222,924
Roche Holding AG	477,028	201,043,476
Roche Holding AG, Bearer Shares	21,981	9,469,258
Sandoz Group AG	239,034	20,068,638
Schindler Holding AG	8,899	2,921,346
Schindler Holding AG, Participation Certificates	18,165	6,137,531
SGS SA	59,584	6,777,790
Sika AG	75,595	14,831,655
Sonova Holding AG	21,961	5,834,906
Sunrise Communications AG, Class A *	103,035	5,686,145
Swatch Group AG	95,399	5,201,251
Swatch Group AG, Bearer Shares	38,001	10,514,899
Swiss Life Holding AG	13,873	15,106,096
Swiss Re AG	144,221	21,724,978
Swisscom AG	21,944	18,774,639
Transocean Ltd. *	1,413,636	8,750,407
UBS Group AG	1,310,857	62,141,349
Zurich Insurance Group AG	87,385	62,294,036
		1,075,313,970

United Kingdom 12.7%
3i Group PLC	199,438	6,115,941
Aberdeen Group PLC	2,432,011	8,136,568
Admiral Group PLC	145,189	6,450,522

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Anglo American PLC	1,900,814	102,180,664
Anglogold Ashanti PLC	137,455	13,311,142
Antofagasta PLC	207,073	11,438,508
ARM Holdings PLC, ADR *	11,583	4,092,158
Associated British Foods PLC	472,045	11,593,264
AstraZeneca PLC	501,001	93,208,295
Aviva PLC	1,959,723	16,198,350
BAE Systems PLC	1,461,837	39,862,890
Balfour Beatty PLC	705,836	7,578,156
Barclays PLC	13,367,362	82,515,915
Barratt Redrow PLC	2,248,700	7,968,857
Bellway PLC	214,554	5,549,905
Berkeley Group Holdings PLC *	116,878	5,425,876
BP PLC	37,730,064	265,378,395
British American Tobacco PLC	2,305,249	142,658,969
BT Group PLC	16,331,502	45,965,350
Bunzl PLC	458,829	14,558,991
Burberry Group PLC *	609,591	9,687,825
Centrica PLC	8,662,643	21,894,026
CK Hutchison Holdings Ltd.	6,795,735	61,086,525
Coca-Cola Europacific Partners PLC	129,948	11,784,984
Compass Group PLC	931,939	29,980,478
Croda International PLC	148,547	6,089,116
Currys PLC	4,577,066	9,279,166
Diageo PLC	1,653,470	34,223,158
Drax Group PLC	739,579	7,890,589
Endeavour Mining PLC	24,882	1,560,420
Firstgroup PLC	1,455,957	3,359,899
GSK PLC	3,443,370	87,329,678
Haleon PLC	5,866,748	26,626,525
Hays PLC	5,895,975	2,622,669
HSBC Holdings PLC	13,100,954	246,101,922
Imperial Brands PLC	938,595	34,109,242
Inchcape PLC	666,158	7,592,150
Informa PLC	588,415	6,434,068
Intertek Group PLC	109,155	7,827,611
Investec PLC	693,608	6,100,544
ITV PLC	5,893,493	6,530,081
J Sainsbury PLC	6,363,580	25,415,994
JD Sports Fashion PLC	5,020,033	5,701,669
Johnson Matthey PLC	559,549	15,989,980
Kingfisher PLC	5,444,882	21,100,865
Legal & General Group PLC	5,339,446	19,533,496
Lloyds Banking Group PLC	49,935,256	68,589,149
London Stock Exchange Group PLC	150,266	18,274,163
M&G PLC	4,318,364	18,394,173
Marks & Spencer Group PLC	2,648,639	12,706,464
Melrose Industries PLC	1,160,572	7,363,601
Mondi PLC	1,002,195	10,188,558
National Grid PLC (a)	3,099,904	49,954,173
NatWest Group PLC	6,052,287	48,900,151
Next PLC	66,541	11,853,059
Pearson PLC	665,368	9,973,340
Persimmon PLC	729,044	10,942,534
Prudential PLC	1,433,069	20,698,231
Reckitt Benckiser Group PLC	469,598	29,060,794
RELX PLC	629,898	20,802,248
Rentokil Initial PLC	1,388,042	8,397,101
Rio Tinto PLC	1,828,892	196,431,590
Rolls-Royce Holdings PLC	517,554	9,330,200
RS Group PLC	622,394	5,595,839
Sage Group PLC	455,819	5,175,886
Serco Group PLC	1,674,240	5,957,933
Severn Trent PLC	177,507	7,106,338
Shell PLC	12,791,095	537,598,171
Smith & Nephew PLC	679,747	10,179,708
Smiths Group PLC	238,399	7,918,065
SSE PLC	757,572	23,803,463
St. James's Place PLC	325,623	5,310,977
SECURITY	NUMBER OF SHARES	VALUE ($)
Standard Chartered PLC	1,808,185	48,588,450
Standard Life PLC	548,936	5,741,923
Taylor Wimpey PLC	7,168,330	7,708,786
Tesco PLC	11,934,620	69,207,466
Travis Perkins PLC	808,543	5,819,938
Unilever PLC	1,387,125	78,633,423
United Utilities Group PLC	446,713	8,092,856
Vodafone Group PLC	84,190,623	126,422,060
Whitbread PLC	186,419	5,900,139
		3,122,662,346

United States 0.1%
Aegon Ltd.	856,006	7,304,073
Autoliv, Inc.	78,255	9,947,776
Coronado Global Resources, Inc., CDI *(a)	26,684,303	5,183,826
Lululemon Athletica, Inc. *	74,253	9,740,509
		32,176,184
Total Common Stocks (Cost $14,790,956,624)		24,043,785,757

PREFERRED STOCKS 1.4% OF NET ASSETS

Germany 0.7%
Bayerische Motoren Werke AG	163,567	14,248,778
Dr. Ing hc F Porsche AG *(a)	136,389	7,462,970
FUCHS SE	74,785	3,429,724
Henkel AG & Co. KGaA	158,139	12,305,144
Porsche Automobil Holding SE *	238,700	9,108,614
Volkswagen AG *(a)	1,076,095	115,302,844
		161,858,074

Republic of Korea 0.7%
Hanwha Corp.	67,916	2,145,190
Hyundai Motor Co.	47,052	8,554,909
Hyundai Motor Co. 2nd	74,263	13,403,806
LG Chem Ltd.	21,708	2,412,800
Samsung Electronics Co. Ltd.	1,076,617	144,668,177
Samsung Fire & Marine Insurance Co. Ltd.	3,668	890,835
		172,075,717

Spain 0.0%
Grifols SA, B Shares	254,900	2,052,443
Total Preferred Stocks (Cost $230,477,082)		335,986,234

RIGHTS 0.0% OF NET ASSETS

Sweden 0.0%
Electrolux AB
expires 06/16/26, strike SEK 16.75 *(c)	913,038	1,221,241
Total Rights (Cost $1,429,080)		1,221,241

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	1,396	0
Total Warrants (Cost $0)		0

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)	28,536,493	28,536,493
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)(e)	277,316,511	277,316,511
		305,853,004
Total Short-Term Investments (Cost $305,853,004)		305,853,004
Total Investments in Securities (Cost $15,328,715,790)		24,686,846,236

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/19/26	1,098	170,810,370	2,981,903

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $251,839,053.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
SDR —	Swedish Depositary Receipt

SEK —	Swedish Krona

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$24,043,785,757	$—	$—	$24,043,785,757
Preferred Stocks[1]	335,986,234	—	—	335,986,234
Rights
Sweden	—	—	1,221,241	1,221,241
Warrants
Canada	—	—	0 *	0
Short-Term Investments[1]	305,853,004	—	—	305,853,004
Futures Contracts[2]	2,981,903	—	—	2,981,903
Total	$24,688,606,898	$—	$1,221,241	$24,689,828,139

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Small Equity ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 4.9%
Accent Group Ltd. (a)	550,967	229,924
ALS Ltd.	183,771	3,119,146
Amotiv Ltd.	115,542	528,723
AMP Ltd.	2,051,685	2,354,519
Ansell Ltd.	128,803	2,580,964
ARB Corp. Ltd.	44,237	613,017
ASX Ltd.	63,156	2,100,726
Austal Ltd. *	223,987	647,858
Bank of Queensland Ltd.	512,397	2,307,872
Bapcor Ltd.	738,637	225,866
Beach Energy Ltd.	3,005,505	2,335,458
Bega Cheese Ltd.	299,040	1,187,679
Bendigo & Adelaide Bank Ltd.	373,924	2,781,856
Breville Group Ltd. (a)	42,398	882,825
CAR Group Ltd.	70,096	1,252,782
Challenger Ltd.	202,876	1,293,288
Champion Iron Ltd.	663,929	2,125,751
Charter Hall Group	144,599	2,120,314
Cleanaway Waste Management Ltd.	1,470,806	2,423,381
Cochlear Ltd.	17,181	1,242,354
Collins Foods Ltd.	22,185	140,786
Credit Corp. Group Ltd.	59,599	483,703
Dexus	554,793	2,239,364
Domino's Pizza Enterprises Ltd.	83,993	1,087,189
Eagers Automotive Ltd.	184,396	2,771,537
Elders Ltd.	303,933	1,215,860
Evolution Mining Ltd.	527,796	4,610,156
Flight Centre Travel Group Ltd. (a)	92,198	725,058
G8 Education Ltd. (a)	884,188	95,426
GPT Group	675,081	2,355,746
GrainCorp Ltd., Class A	593,145	2,103,965
Harvey Norman Holdings Ltd.	547,497	1,815,990
Healius Ltd. *(a)	2,126,756	520,268
Helia Group Ltd.	297,132	1,032,589
IDP Education Ltd.	252,618	405,322
IGO Ltd. *	495,423	3,414,857
Iluka Resources Ltd.	661,014	3,757,237
Inghams Group Ltd.	458,094	688,861
IPH Ltd.	158,956	432,314
IRESS Ltd.	145,898	630,891
Karoon Energy Ltd.	268,845	378,163
Lendlease Corp. Ltd.	151,290	296,081
Lottery Corp. Ltd.	518,180	2,020,741
Lynas Rare Earths Ltd. *	124,473	1,718,624
Macmahon Holdings Ltd.	466,405	337,256
Magellan Financial Group Ltd.	247,550	1,505,048
Mirvac Group	2,938,077	3,572,570
Monadelphous Group Ltd.	83,606	1,868,399
Myer Holdings Ltd.	1,735,991	293,526
New Hope Corp. Ltd.	859,029	3,609,537
nib holdings Ltd.	344,567	1,656,079
Nickel Industries Ltd. *	2,806,675	2,140,567
Nine Entertainment Co. Holdings Ltd.	2,273,188	1,561,959
NRW Holdings Ltd.	544,438	2,988,848
Nufarm Ltd. *	772,458	1,667,351
Orora Ltd.	1,658,368	1,557,121
Perenti Ltd.	1,295,773	1,967,171
SECURITY	NUMBER OF SHARES	VALUE ($)
Perpetual Ltd.	84,681	968,755
Perseus Mining Ltd.	589,886	2,194,267
PLS Group Ltd. *	1,441,746	6,701,192
Premier Investments Ltd.	89,220	804,348
Qantas Airways Ltd.	387,284	2,630,464
Qube Holdings Ltd.	909,182	3,277,324
Ramelius Resources Ltd.	488,320	1,131,335
REA Group Ltd.	7,838	840,277
Reece Ltd. (a)	274,923	2,729,738
Region Group	608,078	993,153
Regis Resources Ltd.	455,263	2,004,678
Reliance Worldwide Corp. Ltd.	699,884	1,591,270
Resolute Mining Ltd. *	332,019	306,971
Sandfire Resources Ltd. *	176,874	2,498,130
SEEK Ltd.	137,694	1,229,469
Service Stream Ltd.	468,118	798,242
SGH Ltd.	81,203	2,407,133
Sigma Healthcare Ltd.	609,593	1,289,490
Sims Ltd.	371,798	7,174,583
Stanmore Resources Ltd.	583,039	1,153,616
Steadfast Group Ltd.	409,110	1,200,967
Super Retail Group Ltd.	201,723	1,702,489
Tabcorp Holdings Ltd.	2,750,241	1,523,675
TPG Telecom Ltd.	631,794	1,772,846
Treasury Wine Estates Ltd.	856,271	2,612,209
Ventia Services Group Pty. Ltd.	516,484	2,307,700
Vicinity Ltd.	2,052,698	3,736,598
Viva Energy Group Ltd.	323,186	492,969
West African Resources Ltd. *	120,556	274,966
Yancoal Australia Ltd.	176,667	860,548
		151,229,865

Austria 0.7%
ANDRITZ AG	50,563	4,608,250
EVN AG	31,357	1,033,725
Kontron AG (a)	32,642	886,010
Lenzing AG *(a)	28,500	786,553
Mayr Melnhof Karton AG (a)	25,502	2,365,884
Oesterreichische Post AG	25,853	972,955
Palfinger AG	19,646	802,406
Strabag SE	21,140	2,346,052
Telekom Austria AG	94,903	1,086,428
UNIQA Insurance Group AG	83,199	1,666,048
Verbund AG	22,626	1,519,516
Vienna Insurance Group AG Wiener Versicherung Gruppe	30,646	2,256,604
		20,330,431

Belgium 1.0%
Ackermans & van Haaren NV	13,109	4,157,872
Aedifica SA	13,641	1,127,020
Azelis Group NV	188,824	2,171,531
Barco NV	73,443	788,479
Bekaert SA	67,946	3,282,588
Cofinimmo SA	14,791	1,435,198
Colruyt Group NV	60,782	2,353,442
Deme Group NV	4,937	1,068,132
D'ieteren Group	9,717	1,943,548
Elia Group SA	17,208	2,676,780

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fagron	36,185	1,017,648
KBC Ancora	9,858	936,409
Lotus Bakeries NV	79	1,014,079
Melexis NV (a)	16,273	1,540,071
Ontex Group NV *(a)	131,650	400,203
Solvay SA	86,257	2,605,018
Tessenderlo Group SA	24,315	624,236
Titan SA	20,300	1,216,434
Viohalco SA	11,935	284,818
Warehouses De Pauw CVA	39,903	1,035,601
		31,679,107

Canada 9.0%
ADENTRA, Inc.	4,203	100,624
Advantage Energy Ltd. *	152,718	1,078,688
Aecon Group, Inc.	112,210	3,671,231
Air Canada *	207,138	3,318,599
Alamos Gold, Inc., Class A	78,100	3,206,661
Algoma Steel Group, Inc. *	462,372	2,611,342
Allied Properties Real Estate Investment Trust	158,872	1,159,060
Altus Group Ltd.	19,992	613,888
Aris Mining Corp. *	84,545	1,533,109
Aritzia, Inc. *	22,105	2,484,014
Athabasca Oil Corp. *	414,789	3,285,070
AtkinsRealis Group, Inc.	69,258	4,160,860
ATS Corp. *	51,928	1,606,977
Badger Infrastructure Solutions Ltd.	19,286	1,230,339
Baytex Energy Corp.	1,610,203	7,878,312
Birchcliff Energy Ltd.	435,498	2,035,939
Bird Construction, Inc.	40,727	1,708,550
Bombardier, Inc., Class B *	21,570	4,869,554
Boralex, Inc., Class A (a)	73,938	1,978,944
Boyd Group, Inc.	13,362	1,480,679
Brookfield Business Corp., Class A	50,498	1,660,967
Brookfield Infrastructure Corp., Class A (a)	103,104	4,290,168
Brookfield Renewable Corp. (a)	90,314	3,624,886
Brookfield Wealth Solutions Ltd. *	18,827	861,842
BRP, Inc.	52,291	3,025,366
CAE, Inc. *	132,105	3,422,618
Cameco Corp.	31,518	3,544,302
Canaccord Genuity Group, Inc.	96,164	913,089
Canada Goose Holdings, Inc. *	61,527	632,443
Canada Packers, Inc.	10,875	152,521
Canadian Apartment Properties REIT	88,761	2,259,055
Canadian Solar, Inc. *(a)	156,804	2,977,708
Canadian Utilities Ltd., Class A	116,250	4,185,692
Canfor Corp. *	277,530	2,846,720
Capstone Copper Corp. *	176,884	1,927,356
Cardinal Energy Ltd.	144,899	1,207,536
Cargojet, Inc.	16,968	1,062,879
Cascades, Inc.	261,150	2,079,645
Celestica, Inc. *	22,249	8,608,718
Centerra Gold, Inc.	247,000	4,364,255
CES Energy Solutions Corp.	206,643	2,598,132
Chartwell Retirement Residences	91,740	1,345,249
Chemtrade Logistics Income Fund	176,529	2,178,500
China Gold International Resources Corp. Ltd.	110,696	2,121,436
Choice Properties Real Estate Investment Trust	122,705	1,402,928
Cogeco Communications, Inc.	67,742	3,305,591
Colliers International Group, Inc.	16,291	1,538,690
Crombie Real Estate Investment Trust	98,794	1,207,717
Definity Financial Corp.	35,697	1,711,580
Descartes Systems Group, Inc. *	13,824	1,020,982
DPM Metals, Inc.	80,034	2,689,974
SECURITY	NUMBER OF SHARES	VALUE ($)
Dream Industrial Real Estate Investment Trust	110,939	1,129,080
E-L Financial Corp. Ltd.	27,545	340,126
Eldorado Gold Corp.	85,669	2,896,782
Enerflex Ltd.	136,347	3,412,758
Enghouse Systems Ltd.	31,726	414,784
EQB, Inc.	13,788	1,170,361
Equinox Gold Corp.	202,215	2,759,713
ERO Copper Corp. *	47,990	1,463,511
Exchange Income Corp.	35,725	3,150,169
First Capital Real Estate Investment Trust	125,112	2,134,320
First Majestic Silver Corp.	89,729	1,896,779
FirstService Corp.	14,357	1,926,217
Fortuna Mining Corp. *	177,958	1,786,621
GFL Environmental, Inc.	68,996	2,316,979
Gibson Energy, Inc.	210,374	4,344,772
goeasy Ltd. (a)	12,510	365,161
Granite Real Estate Investment Trust	27,294	1,909,223
H&R Real Estate Investment Trust	322,476	2,425,212
Hudbay Minerals, Inc.	208,928	6,113,671
IAMGOLD Corp. *	179,773	3,254,719
IGM Financial, Inc.	65,521	3,736,583
International Petroleum Corp. *	65,682	1,664,591
Killam Apartment Real Estate Investment Trust	54,820	729,846
Labrador Iron Ore Royalty Corp.	37,166	782,144
Lassonde Industries, Inc., Class A	3,780	606,836
Laurentian Bank of Canada	60,418	1,765,326
Leon's Furniture Ltd.	26,985	491,295
Lightspeed Commerce, Inc. *	28,455	274,728
Lionsgate Studios Corp. *	152,700	2,191,245
Lundin Gold, Inc.	3,958	264,480
Major Drilling Group International, Inc. *	20,264	251,544
Maple Leaf Foods, Inc.	82,199	1,786,533
Mullen Group Ltd.	152,547	2,414,086
NFI Group, Inc. *	93,837	1,580,355
North West Co., Inc.	61,539	2,312,710
Northland Power, Inc.	309,870	5,290,655
OceanaGold Corp.	96,587	2,919,591
Onex Corp.	14,320	1,144,311
OR Royalties, Inc.	23,098	861,512
Pan American Silver Corp.	102,335	5,848,669
Paramount Resources Ltd., Class A	103,966	2,276,980
Parex Resources, Inc.	321,068	5,605,376
Pason Systems, Inc.	85,132	918,342
Peyto Exploration & Development Corp.	123,342	2,223,209
Precision Drilling Corp. *	28,954	2,589,056
Premium Brands Holdings Corp.	47,809	3,156,841
RB Global, Inc.	38,106	4,057,208
Richelieu Hardware Ltd.	55,377	1,599,141
RioCan Real Estate Investment Trust	255,360	4,113,418
Russel Metals, Inc. (a)	121,048	5,486,724
Sagicor Financial Co. Ltd.	130,923	785,985
Secure Waste Infrastructure Corp.	282,300	4,160,060
Sienna Senior Living, Inc. (a)	51,706	794,986
SmartCentres Real Estate Investment Trust	77,467	1,629,700
South Bow Corp.	41,201	1,483,481
Spartan Delta Corp. *	68,776	584,138
Spin Master Corp.	55,804	756,719
SSR Mining, Inc. *	175,247	5,481,756
Stantec, Inc.	41,721	3,154,932
Stella-Jones, Inc.	53,636	3,011,684
Superior Plus Corp.	417,267	2,541,374
Tamarack Valley Energy Ltd.	340,424	3,153,287
Teekay Tankers Ltd., Class A	28,608	2,012,573
TMX Group Ltd.	69,430	2,600,191
Torex Gold Resources, Inc.	66,596	3,056,295

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TransAlta Corp.	255,782	3,648,591
Transcontinental, Inc., Class A	175,673	670,785
Trican Well Service Ltd.	63,793	345,465
Vital Infrastructure Property Trust	184,334	718,575
Winpak Ltd.	29,752	887,020
		280,412,875

China 1.1%
Alibaba Health Information Technology Ltd. *	1,910,343	884,802
Bosideng International Holdings Ltd.	4,547,985	2,466,243
Budweiser Brewing Co. APAC Ltd.	1,867,919	1,665,955
China Medical System Holdings Ltd.	1,207,870	1,630,549
China Water Affairs Group Ltd.	1,274,046	775,410
Chow Tai Fook Jewellery Group Ltd.	1,488,245	2,086,893
Deep Source Holdings Ltd. *	2,147,049	210,941
FIH Mobile Ltd. *	753,822	2,898,945
GCL Technology Holdings Ltd. *(a)	29,514,445	3,125,652
Hopson Development Holdings Ltd. *(b)	3,317,500	1,135,261
JOYY, Inc., ADR	61,932	4,176,075
KLN Logistics Group Ltd.	65,973	51,685
Lee & Man Paper Manufacturing Ltd.	3,194,529	1,235,030
Sino Biopharmaceutical Ltd.	4,609,525	2,934,842
Towngas Smart Energy Co. Ltd. *(a)	1,246,218	523,140
VSTECS Holdings Ltd.	1,345,792	1,655,324
Want Want China Holdings Ltd.	3,524,846	1,870,947
Xinyi Glass Holdings Ltd. (a)	2,752,334	3,476,677
		32,804,371

Cyprus 0.1%
Frontline PLC	112,857	3,912,752

Denmark 1.3%
AL Sydbank	25,751	2,161,230
Alm Brand AS	666,088	1,563,216
Bavarian Nordic AS *	11,035	322,902
D/S Norden AS	80,108	3,705,009
Demant AS *(a)	57,799	2,258,062
Dfds AS *	101,971	2,342,166
FLSmidth & Co. AS	35,826	2,816,606
GN Store Nord AS *	165,917	2,545,634
H Lundbeck AS	295,829	2,005,667
Jyske Bank AS	22,606	3,240,371
Matas AS (a)	28,108	428,359
Netcompany Group AS *	19,385	1,039,428
NKT AS *	17,055	2,729,631
NTG Nordic Transport Group AS, Class A *(a)	14,760	482,835
Per Aarsleff Holding AS	14,196	1,624,794
Ringkjoebing Landbobank AS	4,210	1,036,016
Rockwool AS, B Shares	74,548	2,355,998
Royal Unibrew AS	30,165	1,966,945
Scandinavian Tobacco Group AS, A Shares	133,483	1,471,496
Schouw & Co. AS	16,055	1,662,081
Tryg AS	160,722	3,784,469
		41,542,915

Faeroe Islands 0.0%
Bakkafrost P	10,502	521,279

Finland 1.2%
Amer Sports, Inc. *	7,396	263,150
Hiab OYJ, B shares	19,453	1,223,566
SECURITY	NUMBER OF SHARES	VALUE ($)
Huhtamaki OYJ	115,667	3,698,385
Kalmar OYJ, B Shares	42,449	2,204,345
Kemira OYJ	134,197	2,793,764
Konecranes OYJ	112,199	3,710,573
Lumo Kodit OYJ	65,494	567,479
Mandatum OYJ	239,774	1,594,884
Metsa Board OYJ, B Shares *	411,903	1,410,286
Nokian Renkaat OYJ (a)	310,488	4,010,925
Olvi OYJ, Class A	14,483	538,295
Orion OYJ, B Shares	47,322	3,953,923
Sanoma OYJ	79,252	856,394
Terveystalo OYJ	96,168	912,375
Tieto OYJ	200,515	4,829,572
Tokmanni Group Corp. (a)	67,699	557,354
Valmet OYJ	135,705	3,683,475
YIT OYJ *	22,453	71,792
		36,880,537

France 4.1%
Aeroports de Paris SA (a)	17,497	2,348,084
Air France-KLM *	257,342	3,524,081
Alten SA	43,713	3,315,707
Amundi SA	46,525	4,557,841
Atos SE *	18,774	878,523
Beneteau SACA	49,301	400,996
BioMerieux	20,931	1,816,030
Bollore SE	187,985	1,193,367
Canal & SA *	126,694	435,482
Carmila SA	50,369	980,418
Cie de L'Odet SE	766	1,280,041
Clariane SE *	702,421	3,431,222
Coface SA	99,850	1,741,973
Constellium SE, Class A *	259,861	8,902,838
Covivio SA	34,317	2,212,553
Criteo SA, ADR *	101,141	1,845,823
Dassault Aviation SA	3,704	1,317,462
Derichebourg SA	231,542	2,739,806
Edenred SE (a)	160,303	4,366,109
Eramet SA (a)	21,575	1,382,214
Eurazeo SE	9,168	497,485
Eutelsat Communications SACA *(a)	157,629	731,182
FDJ UNITED (a)	79,322	2,105,849
Fnac Darty SA	63,064	2,597,816
Gaztransport Et Technigaz SA	8,022	1,852,595
Gecina SA	25,794	2,210,867
Getlink SE (a)	112,846	2,470,422
ICADE *	69,154	1,699,526
ID Logistics Group SACA *	1,795	803,308
Imerys SA (a)	75,352	2,017,160
Ipsen SA	21,577	3,943,074
IPSOS SA	59,081	2,675,049
JCDecaux SE	108,727	2,390,399
Klepierre SA	105,787	4,323,153
Louis Hachette Group	65,812	129,868
Mercialys SA	59,168	818,886
Metropole Television SA	93,191	1,257,141
Nexans SA	29,066	5,372,700
Nexity SA *	210,635	2,016,793
Opmobility	138,224	2,688,878
Pierre Et Vacances SA *	266,007	604,071
Remy Cointreau SA	23,305	1,086,199
Sartorius Stedim Biotech	7,484	1,555,428
Societe BIC SA *	32,698	2,228,364
Societe LDC SADIR	545	77,590
SOITEC *	26,866	5,566,418
Sopra Steria Group	21,499	3,738,149
SPIE SA	79,332	4,526,988
Stef SA	4,336	592,008

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Television Francaise 1 SA	186,053	1,489,405
Trigano SA	10,429	1,972,776
Ubisoft Entertainment SA *(a)	225,580	1,483,097
Vallourec SACA *	185,451	5,176,575
Verallia SA (a)	67,197	1,573,015
Vicat SACA	27,332	2,018,958
Virbac SACA	2,502	1,046,715
Viridien *	3,686	517,886
Vivendi SE	535,173	1,467,622
		127,993,985

Germany 3.4%
AIXTRON SE	52,583	3,573,706
Auto1 Group SE *	57,810	1,538,119
Bechtle AG *	94,222	3,674,607
Bilfinger SE	20,947	2,140,081
CANCOM SE	36,454	1,203,882
Carl Zeiss Meditec AG, Bearer Shares	35,695	1,078,012
Cewe Stiftung & Co. KGaA	5,862	701,852
CTS Eventim AG & Co. KGaA	9,469	686,748
Delivery Hero SE *(a)	58,914	2,542,363
Deutsche Pfandbriefbank AG	221,310	953,487
Deutz AG	186,662	2,280,629
Duerr AG	75,721	1,842,360
DWS Group GmbH & Co. KGaA	20,921	1,512,432
Fielmann Group AG	14,969	780,823
Fraport AG Frankfurt Airport Services Worldwide	15,329	1,288,843
Freenet AG	31,428	927,141
Gerresheimer AG (a)	38,361	1,217,618
Grenke AG	29,311	444,658
Hella GmbH & Co. KGaA	6,818	578,420
HelloFresh SE *(a)	451,608	2,275,602
Hensoldt AG	9,252	954,637
HOCHTIEF AG	4,369	2,480,883
Hornbach Holding AG & Co. KGaA	19,384	1,825,446
HUGO BOSS AG	56,660	2,360,461
Indus Holding AG *	6,479	228,332
Jenoptik AG	51,272	2,752,265
JOST Werke SE	16,872	1,163,607
Kloeckner & Co. SE	467,317	6,816,693
Knorr-Bremse AG	37,487	4,536,402
Krones AG *	11,435	1,579,938
LEG Immobilien SE	36,746	2,390,601
Mutares SE & Co. KGaA (a)	19,852	646,339
Nemetschek SE	8,043	580,041
Nordex SE *	30,437	1,470,464
Rational AG	1,537	1,181,983
RENK Group AG	3,751	248,845
SAF-Holland SE	62,072	1,510,268
Salzgitter AG *	102,402	7,337,176
Schaeffler AG	74,928	923,337
Scout24 SE	17,351	1,462,900
Siltronic AG *(a)	29,427	3,595,380
Sixt SE	13,985	1,248,464
SMA Solar Technology AG *	5,558	426,448
Stabilus SE	47,973	1,064,779
Stroeer SE & Co. KGaA	26,679	1,175,584
Suedzucker AG	144,675	1,941,527
TAG Immobilien AG	91,314	1,514,201
Talanx AG	29,768	3,577,989
TeamViewer SE *	108,721	748,544
Traton SE *	101,758	4,008,881
TUI AG	299,976	2,474,902
United Internet AG	124,838	3,840,116
Wacker Chemie AG *(a)	43,361	5,024,590
SECURITY	NUMBER OF SHARES	VALUE ($)
Wacker Neuson SE	36,349	808,477
Wuestenrot & Wuerttembergische AG	46,765	804,397
		105,946,280

Guernsey 0.0%
Burford Capital Ltd. (a)	94,989	439,179
Sirius Real Estate Ltd.	182,743	242,141
		681,320

Hong Kong 2.6%
ASMPT Ltd.	321,419	7,956,119
Bank of East Asia Ltd.	876,154	1,524,835
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Cathay Pacific Airways Ltd.	1,211,377	2,055,696
CK Infrastructure Holdings Ltd.	119,879	907,803
Crystal International Group Ltd.	945,991	727,834
CTF Services Ltd.	862,915	888,525
Dah Sing Financial Holdings Ltd.	188,904	1,022,927
DFI Retail Group Holdings Ltd.	391,357	1,565,428
Fortune Real Estate Investment Trust	1,076,557	663,456
Futu Holdings Ltd., ADR	11,760	1,223,863
Galaxy Entertainment Group Ltd.	686,957	2,745,234
Grand Pharmaceutical Group Ltd. *	941,612	629,551
Hang Lung Group Ltd.	963,597	1,795,049
Hang Lung Properties Ltd.	1,283,674	1,316,858
Henderson Land Development Co. Ltd.	852,577	3,367,926
HK Electric Investments & HK Electric Investments Ltd.	1,412,571	1,162,513
HKBN Ltd. (a)	1,459,977	1,233,196
Hongkong Land Holdings Ltd.	598,652	4,561,728
Hysan Development Co. Ltd.	498,095	1,185,275
Johnson Electric Holdings Ltd.	616,205	2,006,476
Kerry Properties Ltd.	777,625	2,057,818
Kingboard Laminates Holdings Ltd.	1,145,539	7,980,507
Luk Fook Holdings International Ltd.	534,502	1,426,721
Man Wah Holdings Ltd.	1,959,594	907,613
Melco Resorts & Entertainment Ltd., ADR *	203,249	1,130,064
MTR Corp. Ltd.	937,220	3,771,649
Nine Dragons Paper Holdings Ltd. *	4,485,845	3,811,944
PAX Global Technology Ltd. (a)	1,001,374	444,635
PCCW Ltd.	4,177,643	3,032,994
Sino Land Co. Ltd.	1,679,801	2,531,254
Skyworth Group Ltd. *	3,125,666	2,257,288
Stella International Holdings Ltd.	620,500	1,045,858
Swire Properties Ltd.	538,765	1,528,840
United Laboratories International Holdings Ltd.	886,427	995,299
Vitasoy International Holdings Ltd.	636,843	491,604
VTech Holdings Ltd.	278,224	1,819,351
Wharf Holdings Ltd. (a)	515,538	1,458,983
Wharf Real Estate Investment Co. Ltd.	1,275,743	3,913,142
		79,145,856

Indonesia 0.1%
First Pacific Co. Ltd.	3,213,514	2,095,217

Iraq 0.0%
United Energy Group Ltd.	4,714,435	276,704

Ireland 0.5%
Alkermes PLC *	31,255	1,318,648
Cairn Homes PLC	420,990	1,163,321
Cimpress PLC *	13,787	1,358,847

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dole PLC	105,951	1,482,254
Glanbia PLC	198,872	4,841,056
Glenveagh Properties PLC *	476,361	1,267,428
Grafton Group PLC, CDI	256,210	2,866,820
Greencore Group PLC	701,820	1,920,418
Uniphar PLC	30,035	159,825
		16,378,617

Isle Of Man 0.0%
Playtech PLC *	110,980	524,781

Israel 2.4%
Alony Hetz Properties & Investments Ltd.	92,729	1,185,471
Azrieli Group Ltd.	6,942	1,159,621
Bezeq The Israeli Telecommunication Corp. Ltd.	1,604,581	4,584,599
Cellcom Israel Ltd.	93,282	1,228,143
Clal Insurance Enterprises Holdings Ltd.	25,215	2,548,078
Delek Automotive Systems Ltd.	63,820	443,686
Delek Group Ltd.	11,439	3,536,326
Delta Galil Ltd.	10,825	606,226
Elbit Systems Ltd.	5,020	4,535,719
Elco Ltd.	10,485	553,899
Electra Ltd.	19,082	727,627
Equital Ltd. *	17,727	711,369
Etoro Group Ltd., Class A *	12,697	533,020
Fattal Holdings 1998 Ltd. *	3,639	1,108,529
FIBI Holdings Ltd.	16,064	1,778,618
First International Bank of Israel Ltd.	25,113	2,148,102
Formula Systems 1985 Ltd.	8,334	1,103,491
Fox Wizel Ltd.	1,089	122,051
Harel Insurance Investments & Financial Services Ltd.	41,052	2,621,166
Inmode Ltd. *	65,033	905,910
Isracard Ltd.	159,155	728,374
Israel Corp. Ltd.	10,394	3,449,157
Migdal Insurance & Financial Holdings Ltd. *	56,314	383,870
Mivne Real Estate KD Ltd.	172,206	886,384
Neto Malinda Trading Ltd.	1,821	106,787
Nice Ltd. *	18,621	1,661,207
Nice Ltd. ADR *(a)	15,296	1,417,327
Nova Ltd. *	2,810	1,411,547
Partner Communications Co. Ltd.	100,818	1,516,523
Paz Retail & Energy Ltd.	4,887	1,450,001
Phoenix Financial Ltd.	71,067	4,750,559
Plus500 Ltd.	64,911	3,877,859
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,539	926,696
Shikun & Binui Ltd. *	146,207	1,132,232
Shufersal Ltd.	146,788	2,553,586
Strauss Group Ltd.	34,185	1,477,901
Taboola.com Ltd. *	225,922	1,102,499
Tower Semiconductor Ltd. *	47,406	13,624,289
Wix.com Ltd. *	6,294	352,842
		74,951,291

Italy 2.1%
ACEA SpA	45,722	1,214,366
Amplifon SpA	95,529	1,201,728
Azimut Holding SpA	88,220	3,587,748
Banca Generali SpA	27,082	1,728,702
Banca Mediolanum SpA	168,181	3,887,886
Banca Monte dei Paschi di Siena SpA	237,797	2,560,743
BFF Bank SpA *(a)	159,680	524,729
SECURITY	NUMBER OF SHARES	VALUE ($)
Buzzi SpA	63,069	3,422,323
CIR SpA-Compagnie Industriali *	74,678	63,355
Danieli & C Officine Meccaniche SpA	9,665	830,103
De' Longhi SpA	52,306	2,177,853
DiaSorin SpA (a)	14,403	1,118,040
Enav SpA	184,870	1,163,885
ERG SpA (a)	43,181	1,155,948
FinecoBank Banca Fineco SpA	157,355	3,848,788
Hera SpA	649,088	2,920,739
Infrastrutture Wireless Italiane SpA	106,093	827,019
Interpump Group SpA	51,038	2,136,969
Iren SpA	806,537	2,522,384
Italgas SpA	358,617	4,212,081
Lottomatica Group SpA	47,237	1,401,232
Nexi SpA (a)	638,345	2,614,657
OVS SpA	204,780	1,338,220
Piaggio & C SpA (a)	259,053	524,494
Pirelli & C SpA	440,007	3,239,970
PRADA SpA	310,143	1,451,507
Recordati Industria Chimica e Farmaceutica SpA	41,652	2,503,198
Reply SpA	10,944	1,314,146
Saipem SpA (a)	991,947	4,769,115
Salvatore Ferragamo SpA *	110,677	1,220,510
Sesa SpA	7,626	863,663
SOL SpA	14,798	975,671
Technogym SpA	43,920	912,806
Webuild SpA (a)	200,436	578,198
		64,812,776

Japan 30.3%
& ST HD Co. Ltd.	54,015	1,106,156
77 Bank Ltd.	91,417	1,811,227
ABC-Mart, Inc.	95,840	1,584,590
Acom Co. Ltd.	370,514	1,088,104
Activia Properties, Inc. (a)	1,110	912,042
ADEKA Corp.	131,653	3,549,561
Advance Residence Investment Corp.	1,139	1,101,866
AEON Financial Service Co. Ltd.	161,449	1,531,428
AEON REIT Investment Corp.	1,174	905,630
Aica Kogyo Co. Ltd.	69,109	1,497,745
Aichi Steel Corp.	66,421	1,236,710
Ain Holdings, Inc.	44,293	1,531,154
Aisan Industry Co. Ltd.	61,512	736,490
ALSOK Co. Ltd.	408,292	2,887,975
Amano Corp.	59,645	1,339,099
Anritsu Corp.	138,077	3,943,942
AOKI Holdings, Inc.	54,592	562,415
Aoyama Trading Co. Ltd.	216,342	943,158
Aozora Bank Ltd.	83,515	1,401,010
Arata Corp.	105,621	1,716,449
ARCHION Corp. *(a)	1,199,276	2,644,299
ARCLANDS Corp.	103,566	1,239,357
Arcs Co. Ltd.	126,372	2,568,085
ARE Holdings, Inc.	108,918	2,309,179
Artience Co. Ltd.	65,154	1,714,902
As One Corp.	47,451	629,242
Asahi Intecc Co. Ltd.	69,647	1,647,658
Asics Corp.	141,035	4,290,675
ASKUL Corp. (a)	57,197	421,100
Autobacs Seven Co. Ltd.	139,619	1,304,187
Axial Retailing, Inc.	8,507	55,684
Azbil Corp.	338,213	3,532,126
BayCurrent, Inc.	31,167	1,099,528
Belc Co. Ltd.	20,196	786,577
Bic Camera, Inc.	167,610	1,872,043
BIPROGY, Inc.	70,097	2,020,259
Blue Zones Holdings Co. Ltd.	92,700	1,008,001

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BML, Inc.	43,112	943,811
Bunka Shutter Co. Ltd.	69,985	824,749
Calbee, Inc.	104,091	1,898,865
Canon Marketing Japan, Inc.	131,204	2,935,792
Capcom Co. Ltd.	75,656	1,433,372
Casio Computer Co. Ltd.	336,279	3,780,208
CCI Group, Inc.	175,894	1,145,814
Chiba Bank Ltd.	272,751	3,985,293
Chudenko Corp.	36,864	1,128,915
Chugin Financial Group, Inc.	74,000	1,388,749
Chugoku Marine Paints Ltd.	33,206	700,874
Citizen Watch Co. Ltd.	333,820	4,854,534
CKD Corp.	69,795	2,876,156
Coca-Cola Bottlers Japan Holdings, Inc.	52,091	1,157,396
Colowide Co. Ltd. (a)	60,197	677,070
Cosmos Pharmaceutical Corp. (a)	58,881	2,223,711
Create SD Holdings Co. Ltd. (a)	45,830	922,703
Credit Saison Co. Ltd.	124,269	3,195,132
CyberAgent, Inc.	398,686	3,239,527
Daicel Corp.	412,400	3,455,880
Dai-Dan Co. Ltd.	72,196	1,201,831
Daido Steel Co. Ltd.	387,436	5,057,428
Daihen Corp.	19,880	1,979,383
Daiichi Jitsugyo Co. Ltd.	2,856	55,886
Daiichikosho Co. Ltd.	86,285	884,856
Daio Paper Corp.	277,395	1,651,928
Daiseki Co. Ltd.	36,525	925,802
Daishi Hokuetsu Financial Group, Inc.	124,281	1,577,031
Daiwa House REIT Investment Corp.	2,182	1,653,051
Daiwa Office Investment Corp. (a)	303	605,277
Daiwa Securities Living Investments Corp.	1,025	652,899
DCM Holdings Co. Ltd.	203,360	1,865,102
DeNA Co. Ltd.	52,973	886,156
Denka Co. Ltd.	251,632	7,076,804
Dexerials Corp.	99,006	2,511,378
DMG Mori Co. Ltd.	146,590	3,172,326
Doshisha Co. Ltd.	6,490	120,594
Doutor Nichires Holdings Co. Ltd.	47,984	802,697
DTS Corp.	119,888	751,606
Duskin Co. Ltd.	48,739	1,229,267
DyDo Group Holdings, Inc.	27,909	470,380
Eagle Industry Co. Ltd.	42,362	753,623
Earth Corp.	24,926	735,927
EDION Corp.	236,143	3,515,666
Elecom Co. Ltd.	54,356	579,105
Exedy Corp.	59,816	2,344,694
Ezaki Glico Co. Ltd.	71,285	2,436,918
FCC Co. Ltd.	59,167	1,293,430
Ferrotec Corp.	60,140	3,282,974
Food & Life Cos. Ltd.	30,306	2,070,342
FP Corp.	59,769	897,342
Frontier Real Estate Investment Corp.	1,285	658,685
Fuji Co. Ltd.	70,521	885,555
Fuji Corp.	104,568	5,214,277
Fuji Media Holdings, Inc.	85,406	2,024,764
Fuji Oil Co. Ltd.	81,733	1,806,762
Fuji Seal International, Inc.	56,601	939,735
Fukuda Denshi Co. Ltd.	21,677	1,589,111
Fukuoka Financial Group, Inc.	92,141	3,794,688
Fukuyama Transporting Co. Ltd.	63,251	2,729,659
Furukawa Co. Ltd.	40,816	1,021,746
Furuno Electric Co. Ltd.	4,573	172,360
Fuyo General Lease Co. Ltd.	81,046	2,135,228
Glory Ltd.	81,151	2,083,958
GLP J-Reit	1,734	1,456,347
GMO internet group, Inc.	40,333	832,300
Goldwin, Inc.	68,630	909,663
GS Yuasa Corp.	166,781	6,872,815
SECURITY	NUMBER OF SHARES	VALUE ($)
GungHo Online Entertainment, Inc.	65,986	924,359
Gunma Bank Ltd.	139,686	1,983,104
Gunze Ltd.	13,558	317,253
H.U. Group Holdings, Inc.	104,593	2,047,970
H2O Retailing Corp.	181,592	2,847,249
Hachijuni Nagano Bank Ltd.	152,920	2,231,985
Hakuhodo DY Holdings, Inc.	434,228	3,052,335
Hamakyorex Co. Ltd.	79,067	941,215
Hamamatsu Photonics KK	309,431	5,565,054
Happinet Corp.	49,221	858,020
Hazama Ando Corp.	215,212	2,435,482
Heiwa Corp.	70,710	862,610
Heiwado Co. Ltd.	91,051	1,427,051
Hikari Tsushin, Inc.	11,297	2,593,790
HI-LEX Corp.	5,512	85,836
Hirogin Holdings, Inc.	150,821	1,911,435
Hirose Electric Co. Ltd.	24,205	4,291,640
Hokkaido Electric Power Co., Inc. (a)	641,258	3,756,751
Hokuetsu Corp.	182,998	1,050,695
Hokuhoku Financial Group, Inc.	56,355	2,285,495
Hokuriku Electric Power Co. (a)	415,591	2,178,596
Horiba Ltd.	32,946	5,435,811
Hoshizaki Corp.	78,145	2,586,016
Hosiden Corp.	104,620	1,786,932
House Foods Group, Inc.	92,780	1,991,515
Hulic Co. Ltd.	365,544	3,901,371
Hyakugo Bank Ltd.	126,461	1,514,132
Ibiden Co. Ltd.	149,544	21,606,332
IDOM, Inc.	164,854	1,402,175
Iino Kaiun Kaisha Ltd.	111,356	1,100,339
Inaba Denki Sangyo Co. Ltd.	143,804	2,511,308
Inabata & Co. Ltd.	121,516	2,923,590
Industrial & Infrastructure Fund Investment Corp.	1,125	990,797
INFRONEER Holdings, Inc.	357,710	5,509,799
Internet Initiative Japan, Inc.	103,872	2,024,065
Invincible Investment Corp.	2,005	772,074
Isetan Mitsukoshi Holdings Ltd.	67,720	1,444,671
Ishihara Sangyo Kaisha Ltd.	12,241	256,062
Ito En Ltd.	103,760	1,960,614
Itochu Enex Co. Ltd.	120,857	1,481,958
Itoham Yonekyu Holdings, Inc.	79,216	2,443,310
Itoki Corp.	9,685	156,174
Iyogin Holdings, Inc.	95,666	1,835,316
Izumi Co. Ltd.	364,707	2,052,751
J Front Retailing Co. Ltd.	225,066	3,065,162
Jaccs Co. Ltd.	37,518	822,525
JAFCO Group Co. Ltd.	67,958	962,443
Japan Airport Terminal Co. Ltd.	21,924	665,474
Japan Aviation Electronics Industry Ltd.	106,455	1,689,879
Japan Excellent, Inc.	694	612,520
Japan Exchange Group, Inc.	317,398	3,889,965
Japan Hotel REIT Investment Corp.	1,232	592,821
Japan Lifeline Co. Ltd.	54,981	458,319
Japan Logistics Fund, Inc.	1,134	654,655
Japan Metropolitan Fund Invest	3,357	2,372,401
Japan Petroleum Exploration Co. Ltd.	266,064	2,990,065
Japan Prime Realty Investment Corp.	1,807	1,079,501
Japan Pulp & Paper Co. Ltd.	20,887	152,464
Japan Real Estate Investment Corp.	3,064	2,199,982
Japan Steel Works Ltd.	31,824	1,533,126
Japan Wool Textile Co. Ltd. (a)	74,030	816,148
Jeol Ltd.	42,201	1,885,909
JGC Holdings Corp.	346,004	5,930,472
Joyful Honda Co. Ltd.	71,277	999,821
Juroku Financial Group, Inc.	111,130	1,477,172
JVCKenwood Corp.	233,018	1,628,447
Kadokawa Corp.	74,217	1,487,231
Kaga Electronics Co. Ltd.	93,887	2,609,774

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kagome Co. Ltd.	83,286	1,347,727
Kakaku.com, Inc.	67,136	1,408,595
Kaken Pharmaceutical Co. Ltd.	40,040	1,001,063
Kamigumi Co. Ltd.	89,188	2,656,759
Kanadevia Corp.	317,700	2,770,071
Kanamoto Co. Ltd.	66,165	2,067,786
Kandenko Co. Ltd.	93,928	3,857,662
Kanematsu Corp.	285,719	3,872,346
Kansai Paint Co. Ltd.	229,381	3,530,989
Katitas Co. Ltd.	42,502	926,452
Kato Sangyo Co. Ltd.	61,839	2,272,493
KDX Realty Investment Corp.	1,105	1,103,681
Keihan Holdings Co. Ltd.	78,982	1,587,181
Keikyu Corp.	171,683	1,627,424
Keio Corp.	488,471	2,264,230
Keisei Electric Railway Co. Ltd.	259,858	1,780,923
Kewpie Corp. (a)	130,106	3,291,267
KH Neochem Co. Ltd.	16,514	288,183
Kinden Corp.	98,829	4,456,897
Kitz Corp.	117,879	1,656,482
Kiyo Bank Ltd.	32,361	861,930
Kobayashi Pharmaceutical Co. Ltd.	44,629	1,640,611
Kobe Bussan Co. Ltd.	66,701	1,135,916
Koei Tecmo Holdings Co. Ltd.	60,913	566,695
Kohnan Shoji Co. Ltd.	49,959	1,277,298
Kokusai Electric Corp.	69,235	3,571,133
Kokuyo Co. Ltd.	357,326	1,843,083
Komeri Co. Ltd.	63,553	1,383,323
Konami Group Corp.	27,775	3,302,850
Konoike Transport Co. Ltd.	46,834	800,523
Kose Holdings Corp. (a)	52,586	1,851,857
Kraftia Corp.	57,858	3,388,467
Kumagai Gumi Co. Ltd.	236,551	2,124,932
Kumiai Chemical Industry Co. Ltd. (a)	116,707	561,578
Kurabo Industries Ltd.	19,555	1,262,802
Kureha Corp.	72,508	1,778,653
Kurita Water Industries Ltd.	98,205	5,399,764
Kusuri No. Aoki Holdings Co. Ltd. (a)	40,002	871,204
KYB Corp.	69,487	1,765,657
Kyokuto Kaihatsu Kogyo Co. Ltd.	48,719	673,295
Kyoritsu Maintenance Co. Ltd.	38,796	610,978
Kyoto Financial Group, Inc.	73,813	2,048,996
Kyowa Kirin Co. Ltd.	199,570	3,140,416
Kyushu Financial Group, Inc.	211,614	1,837,116
Kyushu Railway Co.	126,643	2,801,914
Lasertec Corp.	10,256	2,585,422
Leopalace21 Corp.	245,170	959,488
Life Corp.	101,686	1,570,100
Lintec Corp.	72,304	2,611,646
Lion Corp.	294,758	2,998,684
M3, Inc.	184,767	1,652,794
Mabuchi Motor Co. Ltd.	218,981	2,134,236
Macnica Holdings, Inc.	239,734	4,683,540
Makino Milling Machine Co. Ltd.	21,969	1,827,185
Marui Group Co. Ltd.	105,402	1,806,248
Maruichi Steel Tube Ltd.	244,754	2,774,412
Maruwa Co. Ltd.	2,781	1,300,444
Maruzen Showa Unyu Co. Ltd.	18,279	880,708
Matsuda Sangyo Co. Ltd.	9,485	384,310
Max Co. Ltd.	88,852	925,972
McDonald's Holdings Co. Japan Ltd.	69,000	3,376,531
MCJ Co. Ltd.	115,350	1,579,641
Mebuki Financial Group, Inc.	429,493	3,586,977
Megmilk Snow Brand Co. Ltd.	139,102	3,053,970
Meidensha Corp.	40,606	2,568,644
Meiko Electronics Co. Ltd.	13,485	3,269,810
MEITEC Group Holdings, Inc.	67,170	1,271,331
Menicon Co. Ltd.	89,249	910,487
Milbon Co. Ltd.	27,252	454,000
SECURITY	NUMBER OF SHARES	VALUE ($)
Mirait One Corp.	150,365	3,714,967
Mitsubishi Logistics Corp.	297,081	2,802,105
Mitsubishi Pencil Co. Ltd.	41,912	690,591
Mitsuboshi Belting Ltd.	31,538	780,575
Mitsui E&S Co. Ltd.	57,913	1,621,084
Mitsui Fudosan Accommodations Fund, Inc.	930	735,517
Mitsui High-Tec, Inc.	146,642	941,442
Mitsui-Soko Holdings Co. Ltd.	67,491	1,632,690
Mitsuuroko Group Holdings Co. Ltd.	66,506	735,288
Miura Co. Ltd.	83,599	1,692,041
MIXI, Inc.	55,500	921,455
Mizuho Leasing Co. Ltd.	146,158	1,195,413
Mizuno Corp.	69,816	1,438,510
Mochida Pharmaceutical Co. Ltd.	31,295	678,232
Modec, Inc.	15,857	1,000,090
MonotaRO Co. Ltd. (a)	79,904	948,167
Morinaga & Co. Ltd.	94,825	1,484,116
Morinaga Milk Industry Co. Ltd.	143,055	4,372,797
Morita Holdings Corp.	43,659	675,221
Musashi Seimitsu Industry Co. Ltd.	83,753	4,977,093
Nabtesco Corp.	146,308	5,085,258
Nachi-Fujikoshi Corp.	9,246	336,873
Nagoya Railroad Co. Ltd. (a)	295,136	3,334,393
Nakanishi, Inc.	49,874	955,561
NANKAI Co. Ltd.	106,334	1,863,634
Nexon Co. Ltd.	178,683	2,514,291
Nextage Co. Ltd.	64,257	1,430,938
NHK Spring Co. Ltd.	270,757	6,104,321
Nichias Corp.	186,550	4,137,873
Nichicon Corp.	110,548	2,618,041
Nichiha Corp.	43,064	805,878
Nifco, Inc.	99,006	2,811,151
Nihon Kohden Corp.	210,269	1,911,296
Nihon M&A Center Holdings, Inc.	200,390	820,744
Nihon Parkerizing Co. Ltd.	106,175	994,453
Nikkiso Co. Ltd.	16,014	312,353
Nikkon Holdings Co. Ltd. (a)	81,685	3,044,394
Nippn Corp.	122,409	2,046,942
Nippon Building Fund, Inc.	3,262	2,610,584
Nippon Densetsu Kogyo Co. Ltd.	50,194	1,423,619
Nippon Electric Glass Co. Ltd.	110,946	4,552,417
Nippon Gas Co. Ltd.	86,251	1,500,277
Nippon Kayaku Co. Ltd.	216,903	2,905,620
Nippon Light Metal Holdings Co. Ltd.	218,516	4,344,514
Nippon Paint Holdings Co. Ltd.	619,579	4,111,974
Nippon Prologis REIT, Inc. (a)	2,658	1,424,257
Nippon Seiki Co. Ltd.	19,070	318,652
Nippon Shinyaku Co. Ltd.	94,280	2,488,035
Nippon Shokubai Co. Ltd.	238,562	3,093,109
Nippon Soda Co. Ltd.	57,316	1,312,374
Nippon Television Holdings, Inc.	124,393	2,218,820
Nipro Corp.	250,590	2,709,124
Nishimatsu Construction Co. Ltd.	45,220	1,542,462
Nishimatsuya Chain Co. Ltd.	68,984	846,320
Nishi-Nippon Financial Holdings, Inc.	67,467	1,675,338
Nishi-Nippon Railroad Co. Ltd.	117,872	2,085,103
Nissan Chemical Corp.	109,917	5,184,790
Nisshin Oillio Group Ltd.	157,528	1,734,698
Nisshinbo Holdings, Inc.	377,457	5,712,004
Nittetsu Mining Co. Ltd.	11,741	176,790
Nitto Boseki Co. Ltd.	15,404	2,193,660
Nitto Kogyo Corp.	37,772	1,121,130
NOF Corp.	157,461	2,764,643
Nojima Corp.	252,564	2,273,536
NOK Corp.	182,690	3,310,890
Nomura Co. Ltd.	108,320	741,685
Nomura Real Estate Holdings, Inc.	572,895	3,273,480
Nomura Real Estate Master Fund, Inc.	2,256	2,162,608

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Noritake Co. Ltd.	67,626	1,671,640
Noritz Corp.	6,051	86,361
North Pacific Bank Ltd.	196,377	1,200,294
NPR-RIKEN Corp.	4,673	113,603
NS Solutions Corp. (a)	49,630	1,086,504
NS United Kaiun Kaisha Ltd.	3,734	183,428
NSD Co. Ltd.	40,897	655,112
NTN Corp.	1,461,238	4,159,099
NTT UD REIT Investment Corp.	793	659,048
Obic Co. Ltd.	63,756	1,597,605
Odakyu Electric Railway Co. Ltd.	276,692	2,811,416
Okamura Corp.	99,613	1,446,732
Oki Electric Industry Co. Ltd.	40,879	910,334
OKUMA Corp. (a)	73,936	1,894,961
Okumura Corp.	45,840	1,615,443
Onward Holdings Co. Ltd.	48,142	219,858
Open House Group Co. Ltd.	73,162	3,973,608
Open Up Group, Inc.	65,058	756,878
Oracle Corp. Japan	17,800	963,519
Organo Corp.	9,850	987,537
Oriental Land Co. Ltd.	198,888	2,867,940
Orix JREIT, Inc.	2,610	1,575,608
Osaka Soda Co. Ltd.	70,624	834,054
OSG Corp. (a)	103,599	2,228,950
PALTAC Corp.	88,955	3,704,829
Park24 Co. Ltd.	118,181	1,378,246
Penta-Ocean Construction Co. Ltd.	342,121	3,822,239
Pigeon Corp.	148,832	1,745,520
Pilot Corp.	40,631	1,270,054
Pola Orbis Holdings, Inc.	135,049	1,093,100
Prima Meat Packers Ltd.	75,365	1,142,855
Raito Kogyo Co. Ltd.	54,260	1,385,558
Raiznext Corp.	7,229	101,494
Rakuten Group, Inc. *	142,712	668,153
Relo Group, Inc.	77,239	893,496
Resorttrust, Inc.	93,321	995,701
Ricoh Leasing Co. Ltd.	17,883	678,518
Rinnai Corp.	110,216	2,349,161
Rohto Pharmaceutical Co. Ltd.	148,882	2,226,824
Round One Corp.	108,841	618,491
Ryoyo Ryosan Holdings, Inc.	9,885	178,649
S&B Foods, Inc.	2,417	85,481
Saizeriya Co. Ltd.	24,866	834,126
Sakata INX Corp.	74,003	1,091,520
Sakata Seed Corp. (a)	32,737	849,324
San-A Co. Ltd.	71,613	1,396,811
San-Ai Obbli Co. Ltd.	167,302	2,232,235
Sangetsu Corp.	58,480	1,064,609
San-In Godo Bank Ltd.	103,542	1,341,838
Sanken Electric Co. Ltd. *(a)	21,435	1,223,972
Sanki Engineering Co. Ltd.	126,079	1,834,280
Sankyo Co. Ltd.	121,234	1,228,790
Sankyu, Inc.	9,585	540,635
Sanrio Co. Ltd.	38,228	205,608
Santen Pharmaceutical Co. Ltd.	350,595	4,218,636
Sanyo Chemical Industries Ltd.	6,290	207,046
Sanyo Denki Co. Ltd.	28,875	1,231,618
Sapporo Holdings Ltd.	202,054	2,021,936
Sawai Group Holdings Co. Ltd.	128,589	1,412,791
SBI Holdings, Inc.	97,034	1,773,786
SBS Holdings, Inc.	4,134	126,858
SCREEN Holdings Co. Ltd.	75,090	5,245,309
Sega Sammy Holdings, Inc.	156,482	2,271,196
Seibu Holdings, Inc.	89,217	1,580,170
Seiko Group Corp.	58,640	2,604,339
Seino Holdings Co. Ltd. (a)	225,220	3,853,881
Seiren Co. Ltd.	56,577	1,171,061
Sekisui House Reit, Inc.	1,910	983,856
Senko Group Holdings Co. Ltd.	189,691	2,271,788
SECURITY	NUMBER OF SHARES	VALUE ($)
Seria Co. Ltd.	76,600	1,826,101
Seven Bank Ltd.	650,723	1,104,091
Sharp Corp. *	555,773	2,169,815
Shibuya Corp.	33,094	808,692
Shiga Bank Ltd.	79,242	996,561
Shikoku Electric Power Co., Inc.	317,850	2,911,146
Shinmaywa Industries Ltd.	96,601	1,340,484
Ship Healthcare Holdings, Inc.	119,326	1,566,252
Shizuoka Financial Group, Inc.	207,888	3,749,271
SHO-BOND Holdings Co. Ltd.	137,209	1,097,655
Showa Sangyo Co. Ltd.	7,329	146,405
SKY Perfect JSAT Corp.	103,659	2,910,709
Skylark Holdings Co. Ltd.	134,211	2,368,653
Socionext, Inc.	144,871	2,397,984
Sony Financial Group, Inc.	1,179,063	1,036,930
Sotetsu Holdings, Inc.	82,112	1,258,322
Square Enix Holdings Co. Ltd.	190,367	3,058,381
Stanley Electric Co. Ltd.	40,435	901,971
Starts Corp., Inc.	36,909	1,052,622
Sugi Holdings Co. Ltd.	136,131	2,353,795
Sumitomo Bakelite Co. Ltd.	84,198	3,649,514
Sumitomo Osaka Cement Co. Ltd.	72,430	2,474,695
Sumitomo Pharma Co. Ltd. *	114,075	1,163,036
Sumitomo Warehouse Co. Ltd.	59,565	1,463,026
Sundrug Co. Ltd.	110,898	2,526,711
Suruga Bank Ltd.	74,467	1,083,862
SWCC Corp.	21,215	1,977,703
T Hasegawa Co. Ltd.	31,090	600,551
Tadano Ltd.	201,131	1,615,972
Taihei Dengyo Kaisha Ltd.	64,699	1,120,111
Taikisha Ltd.	62,838	1,766,443
Taiyo Holdings Co. Ltd.	35,232	1,098,192
Taiyo Yuden Co. Ltd.	48,303	4,495,313
Takamatsu Construction Group Co. Ltd.	2,556	57,803
Takara Holdings, Inc.	252,289	3,529,415
Takara Standard Co. Ltd.	73,523	1,371,253
Takasago International Corp.	102,265	722,067
Takasago Thermal Engineering Co. Ltd.	67,071	1,992,454
Takashimaya Co. Ltd. (a)	379,708	4,753,804
Takeuchi Manufacturing Co. Ltd.	35,847	1,533,501
Takuma Co. Ltd.	70,301	1,499,290
TBS Holdings, Inc.	58,451	2,132,935
THK Co. Ltd.	124,735	5,986,402
TKC Corp.	26,674	574,733
Toa Corp.	62,400	918,811
Toagosei Co. Ltd.	155,030	1,713,033
Tocalo Co. Ltd.	52,366	1,026,333
Toda Corp.	284,318	2,779,955
Toei Co. Ltd.	19,554	724,723
Toenec Corp.	17,253	246,456
Toho Co. Ltd.	209,923	1,620,676
Toho Holdings Co. Ltd.	90,784	2,404,901
Tokai Carbon Co. Ltd.	482,421	5,394,242
TOKAI Holdings Corp.	192,390	1,335,454
Tokai Rika Co. Ltd.	123,784	2,278,329
Token Corp.	12,229	982,530
Tokuyama Corp.	140,259	4,499,672
Tokyo Century Corp.	231,965	3,441,807
Tokyo Kiraboshi Financial Group, Inc.	16,321	1,179,041
Tokyo Metro Co. Ltd.	170,857	1,569,150
Tokyo Ohka Kogyo Co. Ltd.	54,222	3,750,136
Tokyo Seimitsu Co. Ltd.	27,760	3,031,645
Tokyo Steel Manufacturing Co. Ltd.	167,594	1,848,703
Tokyo Tatemono Co. Ltd.	167,904	3,447,944
Tokyu Construction Co. Ltd.	20,348	151,341
Tomy Co. Ltd.	82,368	1,634,528
Topre Corp.	111,985	1,944,384
Toshiba TEC Corp.	50,510	999,475
Totetsu Kogyo Co. Ltd.	31,132	834,085

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Towa Pharmaceutical Co. Ltd.	36,100	895,754
Toyo Tire Corp.	170,000	4,048,433
Toyobo Co. Ltd.	24,321	276,531
Toyoda Gosei Co. Ltd.	134,766	4,086,409
Transcosmos, Inc.	47,976	1,172,352
Trend Micro, Inc.	83,263	3,143,480
Trusco Nakayama Corp.	84,061	1,171,753
TS Tech Co. Ltd.	188,822	2,143,952
TSI Holdings Co. Ltd. (a)	104,287	771,065
Tsubakimoto Chain Co.	129,049	2,190,404
Tsugami Corp.	11,702	464,581
Tsumura & Co.	69,188	1,655,922
Tsuruha Holdings, Inc.	59,444	736,188
TV Asahi Holdings Corp.	66,069	1,301,126
Tv Tokyo Holdings Corp.	23,083	546,661
UACJ Corp.	285,635	5,957,084
Ulvac, Inc.	57,891	3,456,223
Umios Corp.	383,685	3,053,765
United Super Markets Holdings, Inc.	279,607	1,433,252
United Urban Investment Corp. (a)	1,494	1,522,249
Ushio, Inc.	99,097	2,587,142
USS Co. Ltd.	179,317	1,979,707
UT Group Co. Ltd.	690,258	776,155
Valor Holdings Co. Ltd.	131,059	2,819,757
Wacoal Holdings Corp.	45,821	1,329,238
Wacom Co. Ltd.	159,770	849,082
Wakita & Co. Ltd.	17,592	186,761
World Co. Ltd.	22,504	210,635
YAMABIKO Corp.	61,941	1,523,331
Yamaguchi Financial Group, Inc.	88,604	1,525,342
Yamato Kogyo Co. Ltd.	24,901	1,843,447
Yamazen Corp.	140,844	1,536,818
Yellow Hat Ltd.	93,519	972,259
Yodoko Ltd.	140,156	1,112,866
Yokogawa Bridge Holdings Corp.	53,077	937,908
Yokohama Financial Group, Inc.	460,402	4,695,412
Yoshinoya Holdings Co. Ltd.	64,581	1,292,918
Yuasa Co. Ltd.	40,675	1,448,755
Yurtec Corp.	58,345	880,728
Zenkoku Hosho Co. Ltd.	61,759	1,151,071
Zensho Holdings Co. Ltd.	38,760	1,960,522
Zeon Corp.	236,598	3,254,170
ZOZO, Inc.	166,473	1,035,502
		942,387,566

Jersey 0.3%
CVC Capital Partners PLC	46,760	749,745
International Workplace Group PLC	212,843	542,818
Man Group PLC	1,401,568	5,191,643
TP ICAP Group PLC	718,202	2,958,516
		9,442,722

Luxembourg 0.4%
Allegro.eu SA *	158,402	1,520,472
Aroundtown SA *	660,496	1,960,828
Befesa SA	39,993	1,726,783
InPost SA *	64,502	1,156,156
RTL Group SA (a)	67,958	2,502,028
Samsonite Group SA	1,079,138	1,993,763
Spotify Technology SA *	3,156	1,570,678
Zabka Group SA *	55,018	388,884
		12,819,592

Macau 0.0%
Sands China Ltd.	622,153	1,216,935

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 1.9%
Adyen NV *	3,251	3,563,472
Arcadis NV	55,758	2,277,337
Argenx SE, ADR *	508	424,683
Basic-Fit NV *	37,928	1,364,980
BE Semiconductor Industries NV	14,787	4,907,517
Brembo NV	184,812	2,516,826
Cementir Holding NV	46,276	790,586
Corbion NV	69,504	1,633,508
CTP NV	44,389	841,228
Davide Campari-Milano NV	305,319	1,995,947
Eurocommercial Properties NV	28,232	960,356
Euronext NV	17,407	2,835,708
Ferrovial NV	53,321	3,652,486
Flow Traders Ltd. *	29,890	865,027
Fugro NV	180,214	2,384,810
Havas NV	19,793	391,502
Koninklijke BAM Groep NV	345,945	4,497,222
Koninklijke Heijmans NV	18,190	2,258,533
Koninklijke Vopak NV	45,236	2,415,585
MFE-MediaForEurope NV, Class A	538,753	1,902,439
MFE-MediaForEurope NV, Class B	142,873	626,555
OCI NV *(a)	319,484	1,394,353
Pepco Group NV	155,225	1,439,618
Qiagen NV	86,142	3,181,062
Redcare Pharmacy NV *	3,315	168,819
RHI Magnesita NV	23,462	944,025
Technip Energies NV	90,703	3,753,293
TKH Group NV	50,858	2,735,976
Van Lanschot Kempen NV	20,379	1,583,832
		58,307,285

New Zealand 0.6%
a2 Milk Co. Ltd.	300,669	1,179,069
Air New Zealand Ltd.	2,565,653	675,865
Auckland International Airport Ltd.	248,610	1,230,930
Chorus Ltd.	258,762	1,510,477
Contact Energy Ltd.	481,523	2,750,265
EBOS Group Ltd.	141,513	1,653,809
Fisher & Paykel Healthcare Corp. Ltd., Class C	148,042	3,305,114
Freightways Group Ltd.	75,789	616,644
Genesis Energy Ltd.	845,474	1,270,525
Mercury NZ Ltd.	320,909	1,335,291
Meridian Energy Ltd.	629,942	2,213,848
SKYCITY Entertainment Group Ltd. *	1,433,509	429,121
Xero Ltd. *	15,055	814,247
		18,985,205

Norway 2.0%
AF Gruppen ASA	33,597	675,200
Aker Solutions ASA	400,467	1,849,870
Atea ASA *	86,839	1,557,144
Austevoll Seafood ASA	131,657	1,264,507
Bluenord ASA *	19,702	1,115,747
Bonheur ASA	22,874	626,637
Borregaard ASA	53,368	825,207
BW Offshore Ltd.	13,558	67,458
DNO ASA	1,546,474	3,004,130
DOF Group ASA	104,529	1,353,698
Elkem ASA *	847,506	2,958,636
Europris ASA	143,206	1,435,906
Gjensidige Forsikring ASA	86,719	2,398,219
Hoegh Autoliners ASA	205,430	3,047,461
Kongsberg Gruppen ASA	62,068	2,231,980
Kongsberg Maritime AS *	62,214	392,879

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Leroy Seafood Group ASA	369,511	1,748,487
MPC Container Ships ASA	923,485	2,417,908
Norconsult Norge AS	192,477	743,006
Nordic Semiconductor ASA *	58,497	1,269,361
Norwegian Air Shuttle ASA	580,043	1,042,924
Odfjell Drilling Ltd.	106,739	1,014,779
Opera Ltd., ADR	54,019	1,014,477
Salmar ASA	35,764	2,224,794
Scatec ASA *	67,747	757,782
SFL Corp. Ltd.	176,537	1,948,968
SpareBank 1 Nord Norge	83,213	1,349,580
SpareBank 1 SMN	78,317	1,628,042
SpareBank 1 Sor-Norge ASA	129,635	2,695,114
Sparebanken Norge	78,959	1,627,025
Stolt-Nielsen Ltd.	43,466	1,381,375
Storebrand ASA	166,019	3,162,113
TGS ASA	252,803	4,133,452
TOMRA Systems ASA	107,106	1,126,125
Veidekke ASA	95,269	1,860,980
Wallenius Wilhelmsen ASA	353,350	4,541,607
		62,492,578

Poland 1.1%
Alior Bank SA	52,943	1,840,390
Asseco Poland SA	46,627	2,532,957
Bank Millennium SA *	245,633	1,346,580
BNPP Bank Polska SA	1,868	74,476
Budimex SA	4,982	962,066
CD Projekt SA	11,638	747,418
Cyfrowy Polsat SA *	539,401	2,408,226
Dino Polska SA *	171,678	1,459,960
Enea SA	403,950	2,348,884
Erste Bank Polska SA	20,359	3,449,192
Eurocash SA *	257,594	376,953
Grupa Azoty SA *	163,368	1,039,262
Grupa Kety SA	7,118	2,374,108
Jastrzebska Spolka Weglowa SA *	338,888	2,621,802
KRUK SA	10,184	1,152,863
LPP SA	533	3,322,972
mBank SA *	4,587	1,621,116
Orange Polska SA	775,367	3,478,854
		33,158,079

Portugal 0.4%
Banco Comercial Portugues SA, Class R	3,565,796	4,046,258
Navigator Co. SA (a)	319,077	1,266,724
NOS SGPS SA	340,806	2,093,909
REN - Redes Energeticas Nacionais SGPS SA	466,206	1,925,898
Sonae SGPS SA	1,679,083	3,738,545
		13,071,334

Republic of Korea 9.4%
Amorepacific Corp.	31,665	2,418,475
Amorepacific Holdings Corp.	85,612	1,300,939
Asiana Airlines, Inc. *	327,226	1,591,617
BGF retail Co. Ltd.	21,388	1,762,701
BH Co. Ltd.	63,209	1,285,571
Binggrae Co. Ltd.	12,278	591,495
Celltrion, Inc. *	24,147	3,090,880
Cheil Worldwide, Inc.	109,255	1,338,319
CJ ENM Co. Ltd. *	41,245	1,082,442
CJ Logistics Corp.	27,967	1,586,714
Coway Co. Ltd.	62,652	3,741,659
Daeduck Electronics Co. Ltd.	42,782	5,419,432
Daesang Corp.	68,739	878,053
SECURITY	NUMBER OF SHARES	VALUE ($)
Daewoo Engineering & Construction Co. Ltd. *	877,650	15,258,414
Daishin Securities Co. Ltd. *	33,516	680,551
Daou Technology, Inc.	52,727	1,383,778
DB HiTek Co. Ltd.	38,128	4,693,261
DL E&C Co. Ltd.	134,032	6,803,881
DL Holdings Co. Ltd. *	36,169	1,303,236
Dongjin Semichem Co. Ltd.	33,874	1,229,534
Dongwon Industries Co. Ltd.	26,200	617,187
Doosan Bobcat, Inc.	88,645	3,805,794
Doosan Co. Ltd.	5,968	7,809,486
DoubleDown Interactive Co. Ltd., ADR *	62,832	735,134
E1 Corp.	1,929	109,954
Ecopro BM Co. Ltd.	9,046	1,302,576
Ecopro Co. Ltd. *	24,560	2,265,322
F&F Co. Ltd.	20,233	978,756
Gravity Co. Ltd., ADR	9,413	605,538
GS Engineering & Construction Corp.	292,753	5,924,994
GS Retail Co. Ltd.	98,804	1,675,144
Hanon Systems *	537,868	2,009,421
Hansol Chemical Co. Ltd.	6,725	1,204,877
Hanwha Aerospace Co. Ltd.	2,987	2,324,984
Hanwha General Insurance Co. Ltd. *	45,055	188,950
Hanwha Life Insurance Co. Ltd. *	386,204	1,250,614
Hanwha Solutions Corp. *	40,166	1,115,426
Harim Holdings Co. Ltd.	452,737	3,388,768
HD Construction Equipment Co. Ltd.	41,482	4,170,221
HD Hyundai Electric Co. Ltd.	547	382,210
HD Hyundai Heavy Industries Co. Ltd.	873	403,190
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	16,773	4,708,015
HDC Holdings Co. Ltd.	77,680	1,139,169
Hite Jinro Co. Ltd.	58,969	626,864
HL Mando Co. Ltd.	85,361	3,517,530
Hotel Shilla Co. Ltd. *	52,813	1,930,986
HS Hyosung Advanced Materials Corp.	7,383	1,031,268
HYBE Co. Ltd. *	3,573	521,606
Hyosung Heavy Industries Corp.	172	420,584
Hyosung TNC Corp.	13,784	3,324,807
Hyundai Department Store Co. Ltd.	25,812	1,880,662
Hyundai Elevator Co. Ltd.	13,224	691,474
Hyundai Green Food	62,829	697,081
Hyundai Home Shopping Network Corp.	1,050	56,437
Hyundai Marine & Fire Insurance Co. Ltd. *	167,311	3,835,830
Hyundai Rotem Co. Ltd.	7,592	1,010,084
Hyundai Wia Corp.	68,946	4,163,295
iM Financial Group Co. Ltd.	314,636	3,620,297
Industrial Bank of Korea	248,509	3,331,043
IPARK Hyundai Development Co., Class E	84,535	1,152,750
JB Financial Group Co. Ltd.	160,044	2,538,190
Kakao Corp.	94,762	2,637,867
Kangwon Land, Inc.	70,849	706,610
KCC Corp.	7,845	2,863,139
KCC Glass Corp.	28,917	483,549
KEPCO Plant Service & Engineering Co. Ltd.	23,069	780,703
KIWOOM Securities Co. Ltd.	7,386	1,815,868
Kolon Corp.	7,843	299,772
Kolon Industries, Inc.	78,866	3,757,517
Korea Aerospace Industries Ltd.	14,052	1,569,311
Korea Investment Holdings Co. Ltd.	26,954	4,247,893
Korea Petrochemical Ind Co. Ltd.	16,977	1,445,354
Korean Reinsurance Co.	233,983	1,995,144
Krafton, Inc. *	12,752	2,178,925
Kumho Tire Co., Inc. *	221,303	690,195
LF Corp.	58,405	872,006

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LG CNS Co. Ltd.	13,027	983,724
LG Energy Solution Ltd. *	7,328	2,227,090
Lotte Chilsung Beverage Co. Ltd.	8,545	618,052
Lotte Corp.	87,529	1,478,177
LOTTE Fine Chemical Co. Ltd.	35,768	1,250,812
Lotte Rental Co. Ltd.	42,457	880,412
Lotte Shopping Co. Ltd.	57,206	5,606,719
LS Corp.	30,184	8,933,022
LS Electric Co. Ltd.	21,171	3,392,698
LX International Corp.	156,542	4,357,622
LX Semicon Co. Ltd.	32,903	1,148,439
Macquarie Korea Infrastructure Fund	170,297	1,238,524
Meritz Financial Group, Inc. *	43,445	2,966,483
Mirae Asset Securities Co. Ltd.	113,445	4,622,112
Misto Holdings Corp.	37,920	942,338
NC Corp.	18,762	3,604,246
Netmarble Corp.	18,011	507,941
NH Investment & Securities Co. Ltd., Class C	102,178	2,047,628
NHN Corp. *	38,591	1,303,439
NICE Holdings Co. Ltd. *	5,878	47,118
NongShim Co. Ltd.	4,937	1,261,277
OCI Holdings Co. Ltd.	20,667	4,793,044
Orion Corp.	23,381	2,010,735
Orion Holdings Corp.	75,945	1,262,390
Otoki Corp.	3,618	801,866
Pan Ocean Co. Ltd.	722,470	2,631,958
Poongsan Corp.	24,412	1,299,166
Posco International Corp.	87,880	3,720,467
S-1 Corp.	25,781	1,170,153
Samchully Co. Ltd.	1,867	154,365
Samsung Biologics Co. Ltd. *	633	572,514
Samsung E&A Co. Ltd.	245,478	8,616,978
Samsung Episholdings Co. Ltd. *	204	65,518
Samsung Heavy Industries Co. Ltd. *	88,306	1,637,792
Samsung Life Insurance Co. Ltd.	44,868	11,566,833
Samsung Securities Co. Ltd.	36,254	2,882,037
Samyang Biopharmaceuticals Corp. *	14,469	550,148
Samyang Holdings Corp.	15,828	597,620
SD Biosensor, Inc. *	128,598	663,897
SeAH Besteel Holdings Corp.	5,185	184,073
SeAH Steel Holdings Corp.	3,918	398,300
Seegene, Inc.	69,524	1,402,475
SFA Engineering Corp.	40,218	712,555
Shinsegae, Inc.	18,720	6,397,346
SIMMTECH Co. Ltd.	35,056	2,747,255
SK Chemicals Co. Ltd.	23,349	668,553
SK Discovery Co. Ltd.	31,721	1,037,721
SK Gas Ltd.	4,628	727,828
SK Networks Co. Ltd.	477,083	3,571,000
SKC Co. Ltd. *	11,379	1,051,821
SL Corp.	30,209	1,505,439
Soulbrain Co. Ltd.	4,260	1,081,254
Sungwoo Hitech Co. Ltd.	79,720	390,930
Taihan Cable & Solution Co. Ltd. *	74,941	2,260,165
WONIK IPS Co. Ltd.	28,194	1,983,121
Youngone Corp.	31,879	1,681,739
Youngone Holdings Co. Ltd.	11,215	1,425,131
Yuhan Corp.	14,921	841,596
		290,734,979

Singapore 2.0%
BW LPG Ltd.	171,668	3,383,097
CapitaLand Ascendas REIT	1,521,669	2,982,846
CapitaLand Ascott Trust	1,413,305	991,812
CapitaLand Integrated Commercial Trust	1,680,860	2,991,769
CapitaLand Investment Ltd.	723,209	1,440,350
City Developments Ltd.	364,703	2,453,563
SECURITY	NUMBER OF SHARES	VALUE ($)
ComfortDelGro Corp. Ltd.	3,000,104	3,034,566
Frasers Logistics & Commercial Trust *	1,796,453	1,408,596
Genting Singapore Ltd.	3,805,759	1,790,454
Grab Holdings Ltd., A Shares *	226,163	800,617
Hafnia Ltd.	407,914	3,151,493
Hutchison Port Holdings Trust, U Shares	11,193,743	2,294,717
IGG, Inc.	1,123,613	475,974
Jardine Cycle & Carriage Ltd.	106,395	2,469,355
Keppel Infrastructure Trust	4,101,058	1,704,286
Mapletree Industrial Trust	853,793	1,298,748
Mapletree Logistics Trust	1,426,152	1,341,892
Mapletree Pan Asia Commercial Trust	1,064,503	1,068,384
Netlink NBN Trust	1,297,094	1,011,964
SATS Ltd.	413,610	1,248,597
Sea Ltd., ADR *	31,933	2,890,895
Seatrium Ltd.	538,203	894,649
Sembcorp Industries Ltd.	508,611	2,548,339
Sheng Siong Group Ltd.	446,726	1,068,345
Singapore Exchange Ltd.	251,204	4,309,675
Singapore Post Ltd.	2,160,724	542,151
Singapore Technologies Engineering Ltd.	464,681	4,146,368
UOL Group Ltd.	371,497	2,956,596
Venture Corp. Ltd.	349,523	4,933,088
Yanlord Land Group Ltd.	137,600	75,524
		61,708,710

Spain 1.4%
Abengoa SA, B Shares *(b)	192,522,094	0
Acciona SA	15,000	4,320,272
Atresmedia Corp. de Medios de Comunicacion SA (a)	121,946	734,293
Bankinter SA	275,939	4,657,830
CIE Automotive SA	42,338	1,455,016
Colonial SFL Socimi SA	176,708	1,183,641
Construcciones y Auxiliar de Ferrocarriles SA	16,891	1,229,963
Corp. ACCIONA Energias Renovables SA	35,846	967,121
Ebro Foods SA	59,433	1,248,396
EDP Renewables SA	131,286	2,170,903
EDP Renovaveis SA *(b)	1,275	21,083
Elecnor SA	30,754	1,475,012
Enagas SA	238,927	4,745,444
Faes Farma SA	151,763	824,399
Fluidra SA	55,378	1,217,504
Gestamp Automocion SA	398,951	1,517,712
Indra Sistemas SA	29,410	1,952,121
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	609,849	849,726
Logista Integral SA	51,618	2,019,097
Merlin Properties Socimi SA	117,680	2,076,379
Puig Brands SA, Class B	44,854	844,282
Sacyr SA	490,848	2,664,642
Unicaja Banco SA	308,214	1,033,692
Vidrala SA	13,568	1,217,571
Viscofan SA	36,876	2,556,127
		42,982,226

Sweden 3.2%
AAK AB	116,434	3,129,875
AcadeMedia AB	116,286	1,289,653
AddLife AB, B Shares	44,281	714,098
AddTech AB, B Shares	48,505	1,730,436
AFRY AB	115,382	1,429,583
Alleima AB	195,114	1,806,758
Ambea AB	66,119	1,076,293
Arjo AB, B Shares	278,665	743,650
Asmodee Group AB, Class B *	53,152	856,004

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Attendo AB	115,363	1,474,327
Avanza Bank Holding AB	21,456	804,723
Axfood AB	77,053	2,201,455
Beijer Ref AB, B Shares	130,354	1,816,972
Betsson AB, Class B	111,061	1,061,504
Bilia AB, A Shares	121,612	1,861,076
Billerud Aktiebolag (a)	379,074	2,516,691
Bravida Holding AB	206,229	2,539,543
Castellum AB	195,131	2,652,256
Coffee Stain Group AB, B Shares *(a)	62,878	131,773
Dometic Group AB *	582,070	2,027,387
Electrolux Professional AB, B Shares	111,011	582,512
Elekta AB, B Shares	422,192	2,455,442
Embracer Group AB *	113,666	866,167
EQT AB	80,317	2,779,225
Evolution AB *	59,703	4,505,570
Fabege AB	98,023	846,650
Fastighets AB Balder, B Shares *	172,258	989,155
Getinge AB, B Shares	179,840	3,697,791
Granges AB	131,311	2,707,781
Hexpol AB	265,397	2,099,721
Holmen AB, B Shares	70,197	2,335,529
Indutrade AB	98,953	2,073,745
Intrum AB *	127,319	277,990
Inwido AB	57,856	907,324
JM AB	112,265	1,459,053
Lagercrantz Group AB, B Shares	30,907	854,915
Lifco AB, B Shares	39,063	1,258,207
Lindab International AB	47,820	743,202
Loomis AB	74,237	3,667,931
MEKO AB	54,145	463,853
Mycronic AB	36,286	1,171,118
NCC AB, B Shares	125,711	2,664,462
New Wave Group AB, B Shares	63,115	680,828
Nibe Industrier AB, B Shares (a)	916,887	3,601,710
Nolato AB, B Shares	116,465	629,421
Norion Bank AB *	14,409	90,512
Peab AB, B Shares	255,917	2,516,694
Ratos AB, B Shares	307,844	1,159,593
Saab AB, B Shares	49,203	3,033,739
Sagax AB, B Shares	36,938	666,490
Samhallsbyggnadsbolaget i Norden AB *(a)	2,322,689	861,080
Scandic Hotels Group AB	164,119	1,613,061
Sinch AB *	731,691	3,136,526
Svenska Cellulosa AB SCA, B Shares	247,652	2,730,455
Sweco AB, B Shares	102,595	1,500,049
Swedish Orphan Biovitrum AB *	63,396	3,036,169
Thule Group AB	74,832	1,768,429
Wihlborgs Fastigheter AB	97,476	898,406
		99,194,562

Switzerland 3.3%
Accelleron Industries AG	16,628	1,652,479
Allreal Holding AG	6,279	1,683,561
ALSO Holding AG	9,270	2,199,601
Aryzta AG *	27,359	2,135,917
Avolta AG *	65,008	4,101,740
Banque Cantonale Vaudoise	10,415	1,566,216
Belimo Holding AG	2,053	2,172,946
Bell Food Group AG	3,332	750,537
Berner Kantonalbank AG	534	259,363
BKW AG	11,147	2,111,417
Bossard Holding AG, Class A	4,426	971,471
Bucher Industries AG	1,975	800,010
Burckhardt Compression Holding AG	1,176	778,130
Cembra Money Bank AG	15,593	1,895,866
Clariant AG *	402,064	4,129,473
SECURITY	NUMBER OF SHARES	VALUE ($)
Comet Holding AG	2,882	1,369,167
Daetwyler Holding AG	4,077	827,558
DKSH Holding AG	51,092	4,054,142
dormakaba Holding AG	18,045	1,200,921
EFG International AG *	10,888	227,138
Emmi AG	1,825	2,015,710
EMS-Chemie Holding AG	2,987	2,727,618
Flughafen Zurich AG	5,962	1,808,401
Forbo Holding AG	1,260	1,206,220
Galderma Group AG *	10,872	2,317,440
Galenica AG	38,594	4,116,990
Georg Fischer AG	32,650	1,814,376
Helvetia Baloise Holding AG	25,815	6,706,911
Huber & Suhner AG	10,423	3,555,039
Implenia AG	4,261	332,111
Inficon Holding AG	6,327	1,319,896
Interroll Holding AG	461	984,127
Kardex Holding AG	2,244	775,427
Landis & Gyr Group AG *	30,120	1,950,562
Luzerner Kantonalbank AG	7,123	975,441
Mobimo Holding AG	1,983	900,960
OC Oerlikon Corp. AG Pfaffikon	402,045	1,965,588
On Holding AG, Class A *	21,570	880,487
PSP Swiss Property AG	9,212	1,754,330
SFS Group AG *	9,277	1,515,000
Siegfried Holding AG *	11,581	1,212,422
SIG Group AG *	236,775	3,660,641
Softwareone Holding AG *	115,328	1,235,420
St. Galler Kantonalbank AG	1,085	890,107
Stadler Rail AG	50,875	1,488,453
Straumann Holding AG	26,855	3,255,526
Sulzer AG	7,596	1,441,719
Swiss Prime Site AG	20,804	3,485,306
Swissquote Group Holding S.A.	14,110	715,116
Tecan Group AG	9,862	1,961,419
Temenos AG	18,701	1,616,756
Valiant Holding AG	7,331	1,491,814
VAT Group AG	5,636	4,405,796
Vontobel Holding AG	22,568	2,016,057
		103,386,839

Taiwan 0.1%
FIT Hon Teng Ltd. *	2,329,005	2,644,773

United Kingdom 7.4%
4imprint Group PLC	24,507	1,205,088
AG Barr PLC	76,443	628,552
Airtel Africa PLC	1,127,170	5,357,296
Allfunds Group PLC	200,112	2,003,607
ARM Holdings PLC, ADR *	1,832	647,227
Ashmore Group PLC	419,269	1,175,520
Autotrader Group PLC	242,928	1,445,714
Babcock International Group PLC	206,297	3,049,127
Beazley PLC	241,657	4,172,751
Big Yellow Group PLC	68,121	769,942
Bodycote PLC	206,947	2,259,530
Breedon Group PLC	359,447	1,373,121
Bridgepoint Group PLC	76,973	280,141
Brightstar Lottery PLC	114,839	1,289,642
British Land Co. PLC	445,901	2,435,465
Chemring Group PLC	145,330	1,075,478
Clarkson PLC	22,241	1,389,862
Close Brothers Group PLC *	400,050	2,484,853
Coats Group PLC	1,380,254	1,520,040
Computacenter PLC	75,416	4,525,771
Convatec Group PLC	949,247	2,587,226
Cranswick PLC	49,484	3,661,939

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CVS Group PLC	48,372	815,690
Derwent London PLC	58,016	1,390,444
Diploma PLC	29,618	2,790,660
Domino's Pizza Group PLC	450,181	1,129,902
Dr. Martens PLC	1,117,352	1,114,540
Dunelm Group PLC	95,125	1,000,787
easyJet PLC	575,718	3,088,637
Elementis PLC	474,292	981,999
Endava PLC, ADR *	78,029	251,253
Endeavour Mining PLC	63,726	3,996,435
Energean PLC	112,611	1,187,789
Frasers Group PLC *	174,086	1,810,397
Fresnillo PLC	65,103	2,883,650
Future PLC	97,300	430,977
Games Workshop Group PLC	10,043	2,688,541
Gamma Communications PLC	76,891	997,067
Genuit Group PLC	240,888	847,480
Genus PLC	32,613	1,023,405
Grainger PLC	330,201	703,695
Greggs PLC (a)	121,313	2,806,070
Halma PLC	91,403	5,768,539
Harbour Energy PLC	1,250,204	4,418,629
Helios Towers PLC *	104,737	331,209
Hikma Pharmaceuticals PLC	153,247	3,048,964
Hill & Smith PLC	51,520	1,923,666
Hilton Food Group PLC	143,604	995,923
Hiscox Ltd.	54,369	1,281,785
Howden Joinery Group PLC	389,855	4,035,880
Hunting PLC	221,076	1,387,188
Ibstock PLC	521,674	730,615
ICG PLC	144,463	3,635,590
IG Group Holdings PLC	273,193	6,610,099
IMI PLC	136,734	5,127,523
InterContinental Hotels Group PLC	28,961	4,464,338
International Personal Finance PLC	92,878	310,483
Ithaca Energy PLC	85,096	253,269
J D Wetherspoon PLC	96,376	825,579
James Halstead PLC (a)	288,767	506,017
JET2 PLC	128,863	2,072,252
Johnson Service Group PLC	388,839	801,404
Jupiter Fund Management PLC	128,123	279,089
Keller Group PLC	106,004	3,383,591
Kier Group PLC	680,977	1,901,937
Lancashire Holdings Ltd.	150,265	1,224,413
Land Securities Group PLC	454,719	3,855,384
Lion Finance Group PLC	17,629	2,640,071
LondonMetric Property PLC	306,284	783,187
Marshalls PLC	300,770	571,647
Mitchells & Butlers PLC *	292,765	927,387
Mitie Group PLC	1,191,343	2,868,086
MONY Group PLC	474,797	1,134,085
Morgan Advanced Materials PLC	473,469	1,467,889
Morgan Sindall Group PLC	39,504	2,418,589
Ninety One PLC	353,427	1,057,613
Ocado Group PLC *	300,732	903,979
OSB Group PLC	351,536	2,447,451
Oxford Instruments PLC	30,467	1,346,209
Pagegroup PLC	612,563	1,007,360
Paragon Banking Group PLC	136,257	1,407,813
Pennon Group PLC	493,838	3,434,853
Pets at Home Group PLC	755,773	1,958,027
Polar Capital Holdings PLC	99,190	1,123,107
Premier Foods PLC	558,352	1,518,809
Primary Health Properties PLC	820,716	1,038,248
QinetiQ Group PLC	347,964	2,361,608
Quilter PLC	1,574,451	4,117,227
Renew Holdings PLC	71,993	878,239
Renishaw PLC	20,542	1,467,549
Rightmove PLC	186,188	1,053,330
SECURITY	NUMBER OF SHARES	VALUE ($)
Rotork PLC	481,495	1,989,930
RWS Holdings PLC	819,991	1,192,627
Safestore Holdings PLC	106,213	919,151
Savills PLC	166,844	1,871,147
Schroders PLC	708,411	5,576,633
Segro PLC	348,115	3,390,741
Senior PLC	417,817	1,619,190
Serica Energy PLC	487,342	1,640,968
Softcat PLC	56,774	1,329,301
Spirax Group PLC	40,422	3,795,010
Spire Healthcare Group PLC	317,566	946,020
SSP Group PLC	770,171	1,745,134
Tate & Lyle PLC	603,187	4,105,984
Telecom Plus PLC	60,749	822,142
THG PLC *	1,781,427	803,947
TORM PLC, Class A	100,863	2,782,895
Tritax Big Box REIT PLC	514,688	1,045,517
UNITE Group PLC	122,717	854,376
Vesuvius PLC	480,128	3,004,250
Victrex PLC	143,703	1,239,709
Vistry Group PLC *	444,634	1,672,172
Watches of Switzerland Group PLC *	321,193	3,125,915
Weir Group PLC	114,932	3,789,408
WH Smith PLC	140,741	939,074
Wickes Group PLC	41,235	98,604
Zegona Communications PLC	12,916	322,436
Zigup PLC	500,709	3,165,426
		230,170,746

United States 0.6%
Atlassian Corp., Class A *	4,050	435,821
Carnival Corp. Ltd.	64,550	1,811,273
Diversified Energy Co. (a)	96,891	1,402,690
Garrett Motion, Inc.	90,745	2,972,806
Kulicke & Soffa Industries, Inc.	61,805	6,297,311
Nordic American Tankers Ltd.	61,604	317,261
SolarEdge Technologies, Inc. *	74,447	5,684,028
		18,921,190
Total Common Stocks (Cost $2,285,109,414)		3,073,746,280

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.3%
Draegerwerk AG & Co. KGaA	23,458	2,512,961
Jungheinrich AG	67,191	1,957,076
KSB SE & Co. KGaA	986	997,581
Sartorius AG	9,142	2,614,789
Sixt SE	18,653	1,382,212
STO SE & Co. KGaA	4,545	554,776
		10,019,395

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	29,081	1,696,803

Republic of Korea 0.0%
Daishin Securities Co. Ltd. *	27,698	380,457
Total Preferred Stocks (Cost $9,731,339)		12,096,655

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

United Kingdom 0.0%
Greencore Group PLC
CVR *(b)	466,519	5,660
Total Rights (Cost $13,159)		5,660

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	9,734	28,080
Total Warrants (Cost $0)		28,080

SHORT-TERM INVESTMENTS 4.5% OF NET ASSETS

Money Market Funds 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)	5,645,327	5,645,327
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)(d)	134,534,664	134,534,664
		140,179,991
Total Short-Term Investments (Cost $140,179,991)		140,179,991
Total Investments in Securities (Cost $2,435,033,903)		3,226,056,666

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/19/26	159	24,734,835	889,698

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $127,257,287.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,918,813,827	$—	$—	$2,918,813,827
China	31,669,110	—	1,135,261	32,804,371
Hong Kong	79,145,856	—	0 *	79,145,856
Spain	42,961,143	—	21,083 *	42,982,226
Preferred Stocks[1]	12,096,655	—	—	12,096,655
Rights
United Kingdom	—	—	5,660	5,660
Warrants
Italy	—	—	28,080	28,080

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments[1]	$140,179,991	$—	$—	$140,179,991
Futures Contracts[2]	889,698	—	—	889,698
Total	$3,225,756,280	$—	$1,190,084	$3,226,946,364

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Equity ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.7% OF NET ASSETS

Brazil 8.4%
Ambev SA	7,568,275	24,418,617
Axia Energia SA	1,298,919	13,463,747
B3 SA - Brasil Bolsa Balcao	4,505,267	14,696,316
Banco Bradesco SA	3,754,657	11,505,512
Banco do Brasil SA	11,590,323	46,515,274
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,435,485	13,457,713
Cia Energetica de Minas Gerais	932,135	2,950,354
Cia Paranaense de Energia - Copel	2,286,797	6,582,532
Cia Siderurgica Nacional SA *	8,635,589	11,455,617
Cosan SA *	5,115,095	3,842,743
Equatorial SA	1,748,985	13,329,519
Itau Unibanco Holding SA	810,080	6,415,682
Klabin SA	2,506,829	8,261,603
Localiza Rent a Car SA	1,186,343	9,855,311
MBRF Global Foods Co. SA	752,241	2,380,961
Natura Cosmeticos SA *	594,986	1,170,399
Petroleo Brasileiro SA - Petrobras	24,379,173	225,226,119
Suzano SA	1,839,771	15,243,526
Telefonica Brasil SA	1,837,021	12,282,640
Ultrapar Participacoes SA	4,805,428	24,577,206
Vale SA	17,779,127	291,104,997
Vibra Energia SA	8,040,756	47,292,019
		806,028,407

Chile 0.4%
Banco de Chile	51,939,791	9,785,127
Cencosud SA	3,259,003	7,686,596
Empresas Copec SA	1,630,480	11,585,185
Enel Americas SA	63,950,671	5,605,012
Falabella SA	396,794	2,541,422
		37,203,342

China 28.2%
Agricultural Bank of China Ltd., A Shares	9,176,600	8,577,467
Agricultural Bank of China Ltd., H Shares	55,221,355	40,654,709
Alibaba Group Holding Ltd.	16,917,510	260,970,087
Aluminum Corp. of China Ltd., A Shares	3,302,600	5,578,048
Aluminum Corp. of China Ltd., H Shares	8,139,990	11,320,832
Anhui Conch Cement Co. Ltd., A Shares	1,956,800	5,831,518
Anhui Conch Cement Co. Ltd., H Shares	5,645,202	13,707,122
ANTA Sports Products Ltd.	1,120,830	10,840,191
BAIC Motor Corp. Ltd., H Shares *	36,708,022	5,667,276
Baidu, Inc., A Shares *	3,476,246	57,660,956
Bank of Beijing Co. Ltd., A Shares	10,452,100	7,868,311
Bank of China Ltd., A Shares	5,271,400	4,568,606
Bank of China Ltd., H Shares	171,661,790	114,114,110
Bank of Communications Co. Ltd., A Shares	9,817,600	9,670,295
Bank of Communications Co. Ltd., H Shares	20,537,687	19,129,445
BOE Technology Group Co. Ltd., A Shares	18,520,200	13,996,735
BYD Co. Ltd., A Shares	254,000	3,613,089
SECURITY	NUMBER OF SHARES	VALUE ($)
BYD Co. Ltd., H Shares	1,781,793	20,756,590
CGN Power Co. Ltd., A Shares	2,220,200	1,503,896
CGN Power Co. Ltd., H Shares	20,762,670	8,212,453
China CITIC Bank Corp. Ltd., A Shares	1,888,100	2,071,997
China CITIC Bank Corp. Ltd., H Shares	25,883,946	24,076,092
China Coal Energy Co. Ltd., A Shares	751,897	1,743,671
China Coal Energy Co. Ltd., H Shares	6,873,887	11,086,066
China Construction Bank Corp., A Shares	3,477,800	5,122,997
China Construction Bank Corp., H Shares	211,096,300	228,673,742
China Everbright Bank Co. Ltd., A Shares	15,942,500	7,309,342
China Everbright Bank Co. Ltd., H Shares (a)	32,090,753	12,488,427
China Hongqiao Group Ltd.	5,928,986	21,197,105
China Life Insurance Co. Ltd., A Shares	78,200	391,263
China Life Insurance Co. Ltd., H Shares	4,036,300	14,873,344
China Mengniu Dairy Co. Ltd.	7,539,617	16,315,603
China Merchants Bank Co. Ltd., A Shares	3,678,200	20,677,278
China Merchants Bank Co. Ltd., H Shares	6,464,297	38,848,137
China Minsheng Banking Corp. Ltd., A Shares	25,524,800	13,401,421
China Minsheng Banking Corp. Ltd., H Shares	36,258,367	15,544,455
China National Building Material Co. Ltd., H Shares	44,813,388	30,361,994
China Pacific Insurance Group Co. Ltd., A Shares	790,100	3,760,350
China Pacific Insurance Group Co. Ltd., H Shares	4,102,145	16,445,428
China Petroleum & Chemical Corp., A Shares	12,870,600	9,232,104
China Petroleum & Chemical Corp., H Shares	166,365,480	91,701,186
China Railway Group Ltd., A Shares	9,259,500	6,532,299
China Railway Group Ltd., H Shares	26,309,555	11,782,803
China Resources Land Ltd.	8,269,142	37,265,687
China Shenhua Energy Co. Ltd., A Shares	760,100	5,274,592
China Shenhua Energy Co. Ltd., H Shares	6,909,826	39,744,680
China State Construction Engineering Corp. Ltd., A Shares	24,125,000	17,233,545
China Tower Corp. Ltd., H Shares	11,051,086	13,987,646
China United Network Communications Ltd., A Shares	13,749,100	8,845,526
China Vanke Co. Ltd., A Shares *	15,149,000	7,953,760
China Vanke Co. Ltd., H Shares *(a)	24,987,228	8,640,032
China Yongda Automobiles Services Holdings Ltd.	28,060,013	2,756,808
China Zheshang Bank Co. Ltd., H Shares	7,723,000	2,384,676
CITIC Securities Co. Ltd., A Shares	1,681,800	6,479,511
CITIC Securities Co. Ltd., H Shares	1,608,857	5,345,476
CMOC Group Ltd., H Shares	1,068,000	2,486,922
Contemporary Amperex Technology Co. Ltd., A Shares	58,900	3,693,527

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
COSCO SHIPPING Holdings Co. Ltd., A Shares	4,393,000	9,186,938
COSCO SHIPPING Holdings Co. Ltd., H Shares (a)	11,753,503	21,250,305
Country Garden Services Holdings Co. Ltd.	1,552,000	1,152,505
CRRC Corp. Ltd., A Shares	3,681,400	3,141,586
CRRC Corp. Ltd., H Shares	8,509,509	5,635,077
Daqo New Energy Corp., ADR *	473,030	7,871,219
ENN Energy Holdings Ltd.	2,158,155	15,117,604
Geely Automobile Holdings Ltd.	8,998,566	21,608,316
Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,668,000	9,662,951
Haier Smart Home Co. Ltd., A Shares	1,337,000	4,128,783
Haier Smart Home Co. Ltd., H Shares	5,694,245	14,312,990
Hello Group, Inc., ADR	890,694	5,308,536
Huaneng Power International, Inc., A Shares	1,578,000	2,070,097
Huaneng Power International, Inc., H Shares	10,922,781	10,132,010
Industrial & Commercial Bank of China Ltd., A Shares	8,076,700	8,624,448
Industrial & Commercial Bank of China Ltd., H Shares	144,956,578	122,810,075
Industrial Bank Co. Ltd., A Shares	8,562,100	23,426,758
iQIYI, Inc., ADR *	6,394,746	7,290,010
JD Logistics, Inc. *	1,949,400	3,206,135
JD.com, Inc., ADR	4,598,654	132,579,195
Jiangxi Copper Co. Ltd., A Shares	878,000	5,648,640
Jiangxi Copper Co. Ltd., H Shares	5,989,753	26,901,690
JinkoSolar Holding Co. Ltd., ADR	395,427	9,217,403
KE Holdings, Inc., ADR	848,701	14,088,437
Kunlun Energy Co. Ltd.	18,586,438	16,979,980
Kweichow Moutai Co. Ltd., A Shares	46,900	9,197,643
Li Ning Co. Ltd.	4,573,317	10,620,151
Longfor Group Holdings Ltd.	15,625,079	15,650,199
Lufax Holding Ltd., ADR *	3,831,933	6,322,689
Meituan, B Shares *	2,493,671	23,370,012
Midea Group Co. Ltd., A Shares	1,458,000	17,434,027
NetEase, Inc.	1,211,451	30,002,633
PDD Holdings, Inc., ADR *	457,965	38,670,565
PetroChina Co. Ltd., A Shares	6,395,200	10,281,201
PetroChina Co. Ltd., H Shares	86,120,078	119,663,109
PICC Property & Casualty Co. Ltd., H Shares	14,223,253	26,405,228
Ping An Bank Co. Ltd., A Shares	6,045,700	9,772,978
Ping An Insurance Group Co. of China Ltd., A Shares	3,769,100	29,823,019
Ping An Insurance Group Co. of China Ltd., H Shares	13,983,921	107,144,519
Poly Developments & Holdings Group Co. Ltd., A Shares	6,310,600	5,385,259
Postal Savings Bank of China Co. Ltd., A Shares	4,586,000	3,377,719
Postal Savings Bank of China Co. Ltd., H Shares	23,638,896	15,141,151
Shanghai Pudong Development Bank Co. Ltd., A Shares	11,103,000	15,386,509
Shenzhou International Group Holdings Ltd.	1,040,931	6,165,312
Sinopharm Group Co. Ltd., H Shares	9,084,267	19,611,835
Sunac China Holdings Ltd. *(a)	34,575,165	4,190,983
Tencent Holdings Ltd.	2,663,445	145,178,720
Trip.com Group Ltd. *	56,350	2,651,629
Vipshop Holdings Ltd., ADR	1,796,130	25,540,969
Weichai Power Co. Ltd., A Shares	1,739,900	9,093,917
Weichai Power Co. Ltd., H Shares	3,853,056	20,471,234
Xiaomi Corp., B Shares *	8,099,410	28,977,398
SECURITY	NUMBER OF SHARES	VALUE ($)
Yankuang Energy Group Co. Ltd., A Shares	928,455	2,993,488
Yankuang Energy Group Co. Ltd., H Shares	9,632,900	17,895,606
Zhongsheng Group Holdings Ltd.	7,443,061	5,850,059
Zijin Mining Group Co. Ltd., A Shares	1,901,300	8,559,639
Zijin Mining Group Co. Ltd., H Shares	4,339,416	18,149,649
ZTO Express Cayman, Inc.	486,497	10,782,215
		2,711,084,180

Colombia 0.3%
Ecopetrol SA, ADR	1,413,282	20,648,050
Grupo Cibest SA	244,415	5,070,089
		25,718,139

Czech Republic 0.1%
CEZ AS	209,331	12,630,535

Greece 0.3%
Alpha Bank SA	638,709	2,914,284
Eurobank SA	579,603	2,699,383
Motor Oil Hellas Corinth Refineries SA	296,240	12,783,881
National Bank of Greece SA	691,534	11,963,558
Piraeus Bank SA *	246,097	2,627,723
		32,988,829

Hong Kong 2.6%
BOC Hong Kong Holdings Ltd.	4,012,275	24,542,382
China Everbright Environment Group Ltd.	14,760,068	10,037,916
China Overseas Land & Investment Ltd.	20,074,052	40,007,744
China Resources Power Holdings Co. Ltd.	5,762,547	15,631,683
China Taiping Insurance Holdings Co. Ltd.	4,058,893	10,290,428
CITIC Ltd.	31,769,118	53,344,425
CSPC Pharmaceutical Group Ltd.	11,356,774	10,867,865
Lenovo Group Ltd.	22,842,828	69,950,222
Orient Overseas International Ltd. (a)	703,467	12,216,023
Sinotruk Hong Kong Ltd.	526,000	2,500,671
		249,389,359

Hungary 0.6%
MOL Hungarian Oil & Gas PLC	2,619,236	33,271,623
OTP Bank Nyrt	176,088	24,126,673
		57,398,296

India 8.6%
Axis Bank Ltd.	1,892,995	25,637,130
Bajaj Finserv Ltd.	447,274	8,397,452
Bank of Baroda	899,775	2,543,048
Bharat Petroleum Corp. Ltd.	7,205,963	22,611,553
Bharti Airtel Ltd.	1,268,257	24,417,285
Coal India Ltd.	3,299,557	15,903,865
GAIL India Ltd.	7,538,336	13,054,017
Grasim Industries Ltd.	448,904	14,754,293
HCL Technologies Ltd.	1,006,331	12,539,944
HDFC Bank Ltd.	5,369,440	42,082,279
Hindalco Industries Ltd.	3,339,039	39,601,002
Hindustan Petroleum Corp. Ltd.	3,781,416	15,676,955
Hindustan Unilever Ltd.	402,849	9,131,951
ICICI Bank Ltd.	3,042,407	40,236,633
Indian Oil Corp. Ltd.	12,782,458	18,869,599

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IndusInd Bank Ltd. *	1,032,692	9,939,389
Infosys Ltd.	3,530,922	43,147,867
ITC Ltd.	6,867,497	20,739,841
JSW Steel Ltd.	1,061,690	14,282,524
Kotak Mahindra Bank Ltd.	3,103,346	12,550,585
Larsen & Toubro Ltd.	624,433	26,794,749
Mahindra & Mahindra Ltd.	476,199	15,266,439
Malco Energy Ltd. *(b)	3,439,294	1,631,311
Maruti Suzuki India Ltd.	88,779	12,267,389
NTPC Ltd.	6,603,384	26,893,150
Oil & Natural Gas Corp. Ltd.	11,789,090	32,934,995
Power Finance Corp. Ltd.	3,182,179	14,356,652
Power Grid Corp. of India Ltd.	4,912,687	15,025,065
Rajesh Exports Ltd. *	6,694,544	8,338,583
Reliance Industries Ltd.	5,549,496	77,178,885
Shriram Finance Ltd.	1,162,631	11,591,431
State Bank of India	2,879,945	29,235,989
Steel Authority of India Ltd.	5,955,902	12,812,713
Sun Pharmaceutical Industries Ltd.	487,191	9,226,885
Talwandi Sabo Power Ltd. *(b)	3,439,294	1,049,166
Tata Consultancy Services Ltd.	879,587	20,914,727
Tata Motors Ltd. *	1,333,128	5,325,496
Tata Motors Passenger Vehicles Ltd.	3,654,439	15,152,458
Tata Steel Ltd.	17,590,952	38,518,630
Tech Mahindra Ltd.	658,278	10,282,302
Vedanta Aluminium Metal Ltd. *(b)	3,439,294	13,895,110
Vedanta Iron & Steel Ltd. *(b)	3,439,294	950,331
Vedanta Ltd.	3,439,294	12,765,211
Wipro Ltd.	4,187,670	9,003,490
		827,528,369

Indonesia 1.0%
Alamtri Resources Indonesia Tbk. PT	76,850,548	9,891,229
Astra International Tbk. PT	57,594,373	16,114,822
Bank Central Asia Tbk. PT	31,221,973	9,958,883
Bank Mandiri Persero Tbk. PT	61,558,532	14,054,774
Bank Rakyat Indonesia Persero Tbk. PT	111,558,732	18,416,243
Telkom Indonesia Persero Tbk. PT, Class B	136,959,500	23,222,568
United Tractors Tbk. PT	6,628,201	8,503,162
		100,161,681

Kuwait 0.5%
Kuwait Finance House KSCP	5,927,718	14,943,827
Mobile Telecommunications Co. KSCP	5,809,483	11,228,412
National Bank of Kuwait SAKP	6,247,573	17,183,855
		43,356,094

Malaysia 0.9%
Axiata Group Bhd.	12,712,772	6,412,495
CIMB Group Holdings Bhd.	7,300,024	13,771,546
Malayan Banking Bhd.	7,457,758	20,012,748
Public Bank Bhd.	13,294,100	15,791,983
Sime Darby Bhd.	18,837,700	9,882,072
Tenaga Nasional Bhd.	5,128,200	18,469,280
		84,340,124

Mexico 3.8%
America Movil SAB de CV, Series B	51,749,101	65,593,018
Cemex SAB de CV, Series CPO	38,546,336	50,747,672
Fomento Economico Mexicano SAB de CV	4,341,577	51,733,040
Grupo Bimbo SAB de CV, Series A	3,328,682	11,457,794
Grupo Comercial Chedraui SA de CV	1,462,700	8,218,169
SECURITY	NUMBER OF SHARES	VALUE ($)
Grupo Financiero Banorte SAB de CV, O Shares	4,253,992	44,350,466
Grupo Mexico SAB de CV, Series B	5,145,222	63,863,720
Grupo Televisa SAB, Series CPO *	24,994,554	13,419,063
Orbia Advance Corp. SAB de CV *	8,306,383	11,247,012
Sigma Foods SAB de CV, A Shares	14,117,994	13,506,614
Wal-Mart de Mexico SAB de CV	8,623,837	26,059,072
		360,195,640

Netherlands 0.2%
JBS NV, BDR	1,661,290	20,034,536

Qatar 0.5%
Ooredoo QPSC	2,309,481	8,499,601
Qatar Fuel QSC	2,172,298	8,364,630
Qatar Islamic Bank QPSC	1,104,444	6,909,979
Qatar National Bank QPSC	4,589,186	22,435,460
		46,209,670

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
GMK Norilskiy Nickel PAO *(b)(c)	54,400	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.1%
Al Rajhi Bank	882,709	15,666,050
Riyad Bank	1,621,860	8,704,434
Saudi Arabian Mining Co. *	576,556	9,548,834
Saudi Arabian Oil Co.	9,604,466	71,407,718
Saudi Basic Industries Corp.	2,425,528	36,971,753
Saudi Energy Co.	2,732,982	12,271,691
Saudi National Bank	1,849,819	19,421,966
Saudi Telecom Co.	2,613,875	30,676,079
		204,668,525

South Africa 5.2%
Absa Group Ltd.	1,887,146	27,632,914
Bid Corp. Ltd.	544,875	13,690,257
Bidvest Group Ltd.	768,934	11,096,891
FirstRand Ltd.	7,236,617	41,279,071
Gold Fields Ltd.	609,031	24,123,044
Impala Platinum Holdings Ltd.	3,099,405	44,369,350
MTN Group Ltd.	4,480,649	59,981,396
Nedbank Group Ltd.	1,165,154	18,654,580
Pepkor Holdings Ltd.	1,984,031	2,654,751
Sanlam Ltd.	2,347,193	12,429,394
Sappi Ltd. *(a)	5,389,206	4,126,319
Sasol Ltd. *	6,942,527	86,314,861
Shoprite Holdings Ltd.	850,854	14,992,170
Sibanye Stillwater Ltd.	8,909,074	26,845,330
Standard Bank Group Ltd.	2,217,575	43,050,403

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valterra Platinum Ltd.	655,274	54,622,688
Vodacom Group Ltd.	1,154,138	10,848,616
		496,712,035

Taiwan 25.9%
Acer, Inc.	11,522,470	12,947,629
ASE Technology Holding Co. Ltd.	5,899,000	115,059,265
Asustek Computer, Inc.	1,466,100	35,616,418
AUO Corp.	37,751,496	27,718,134
Catcher Technology Co. Ltd.	971,000	6,307,912
Cathay Financial Holding Co. Ltd.	9,154,994	25,046,144
Chailease Holding Co. Ltd.	3,071,884	10,541,812
China Steel Corp.	39,447,088	24,051,951
Chunghwa Telecom Co. Ltd.	5,489,764	24,009,119
Compal Electronics, Inc.	28,390,000	33,260,858
CTBC Financial Holding Co. Ltd.	20,535,809	39,661,504
Delta Electronics, Inc.	942,696	73,578,769
Eva Airways Corp.	8,280,000	9,528,786
Evergreen Marine Corp. Taiwan Ltd.	8,650,000	58,816,300
Far Eastern New Century Corp.	9,291,061	7,607,723
First Financial Holding Co. Ltd.	11,562,057	10,131,633
Formosa Chemicals & Fibre Corp.	17,077,882	27,204,236
Formosa Plastics Corp.	16,805,476	25,455,933
Fubon Financial Holding Co. Ltd.	9,216,049	32,362,305
Hon Hai Precision Industry Co. Ltd.	34,520,928	318,480,094
Innolux Corp. *	47,637,444	77,556,931
Inventec Corp.	7,654,646	17,153,953
KGI Financial Holding Co. Ltd.	22,691,823	16,298,735
Lite-On Technology Corp., ADR	2,644,229	19,794,471
MediaTek, Inc.	1,254,046	172,541,165
Mega Financial Holding Co. Ltd.	8,559,788	10,930,121
Micro-Star International Co. Ltd.	2,768,000	11,575,490
Nan Ya Plastics Corp.	15,184,588	47,552,572
Novatek Microelectronics Corp.	1,210,000	18,424,925
Pegatron Corp.	11,035,234	31,176,460
Pou Chen Corp.	9,709,000	7,887,952
Powertech Technology, Inc.	1,834,000	22,189,143
Quanta Computer, Inc.	3,098,058	33,526,733
Realtek Semiconductor Corp.	518,000	9,590,908
Synnex Technology International Corp.	5,190,178	14,232,376
Taiwan Mobile Co. Ltd.	2,678,530	9,533,961
Taiwan Semiconductor Manufacturing Co. Ltd.	8,286,352	622,954,429
TCC Group Holdings Co. Ltd. *	16,831,760	13,110,563
TS Financial Holding Co. Ltd.	15,198,000	11,328,576
Unimicron Technology Corp.	1,697,817	57,180,155
Uni-President Enterprises Corp.	8,140,796	18,659,212
United Microelectronics Corp.	23,927,931	110,376,084
Wan Hai Lines Ltd.	4,925,000	12,892,053
Wistron Corp.	6,115,934	30,945,253
WPG Holdings Ltd.	7,230,880	27,122,581
WT Microelectronics Co. Ltd.	1,985,000	18,281,352
Yageo Corp.	1,795,752	42,306,267
Yang Ming Marine Transport Corp.	14,066,000	23,663,731
Yuanta Financial Holding Co. Ltd.	15,652,587	29,780,664
Zhen Ding Technology Holding Ltd.	1,990,000	32,716,158
		2,488,669,499

Thailand 2.7%
Advanced Info Service PCL NVDR	1,006,300	10,914,853
Bangkok Bank PCL NVDR	3,506,200	18,637,966
Banpu PCL NVDR	91,127,300	15,960,228
Charoen Pokphand Foods PCL NVDR	16,674,800	9,734,866
CP ALL PCL NVDR	6,755,900	9,808,458
Kasikornbank PCL NVDR	4,369,200	26,984,458
PTT Exploration & Production PCL NVDR	4,110,700	17,872,609
SECURITY	NUMBER OF SHARES	VALUE ($)
PTT Global Chemical PCL NVDR	18,164,800	18,697,828
PTT PCL NVDR	70,546,400	78,577,569
SCB X PCL NVDR	4,904,600	20,269,433
Siam Cement PCL NVDR	3,015,800	21,035,078
Thai Oil PCL NVDR	8,101,487	11,513,098
		260,006,444

Turkey 1.5%
Akbank TAS	9,690,685	13,514,495
BIM Birlesik Magazalar AS	2,260,834	18,375,658
Eregli Demir ve Celik Fabrikalari TAS	20,165,824	17,216,536
KOC Holding AS	6,719,100	27,686,497
Turk Hava Yollari AO	2,614,729	16,907,632
Turkcell Iletisim Hizmetleri AS	3,958,240	8,711,419
Turkiye Is Bankasi AS, Class C	30,595,664	8,760,333
Turkiye Petrol Rafinerileri AS	5,172,673	26,623,203
Yapi ve Kredi Bankasi AS *	13,611,820	9,835,492
		147,631,265

United Arab Emirates 0.7%
Dubai Electricity & Water Authority PJSC	9,558,268	6,792,295
Emaar Properties PJSC	4,175,005	13,390,571
Emirates NBD Bank PJSC	1,801,961	13,550,829
Emirates Telecommunications Group Co. PJSC	4,777,998	23,468,174
First Abu Dhabi Bank PJSC	1,883,984	8,617,540
		65,819,409

United Kingdom 0.0%
Metlen Energy & Metals PLC *	55,726	2,722,132

United States 0.2%
Yum China Holdings, Inc.	511,536	21,704,473
Total Common Stocks (Cost $5,839,313,082)		9,102,200,983

PREFERRED STOCKS 4.9% OF NET ASSETS

Brazil 4.5%
Axia Energia SA, Class B	250,720	2,821,852
Axia Energia SA, Class C *	344,214	3,426,352
Banco Bradesco SA	12,504,874	43,757,912
Cia Energetica de Minas Gerais	5,322,387	11,321,989
Gerdau SA	9,103,742	40,981,417
Itau Unibanco Holding SA	8,314,426	65,815,827
Localiza Rent a Car SA	44,377	355,142
Metalurgica Gerdau SA	13,407,407	25,976,155
Petroleo Brasileiro SA - Petrobras	28,648,102	237,875,190
		432,331,836

Chile 0.3%
Sociedad Quimica y Minera de Chile SA, B Shares	343,738	29,431,971

Colombia 0.1%
Grupo Cibest SA	457,059	7,734,605

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Russia 0.0%
Surgutneftegas PAO *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $295,604,595)		469,498,412

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)	32,788,089	32,788,089
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)(e)	30,248,236	30,248,236
		63,036,325
Total Short-Term Investments (Cost $63,036,325)		63,036,325
Total Investments in Securities (Cost $6,197,954,002)		9,634,735,720

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/19/26	457	39,953,225	3,578,478

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $27,061,954.

ADR —	American Depositary Receipt
BDR —	Brazilian Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,274,672,614	$—	$—	$8,274,672,614
India	810,002,451	—	17,525,918	827,528,369
Russia	—	—	0 *	0
Preferred Stocks[1]	469,498,412	—	—	469,498,412
Russia	—	—	0 *	0
Short-Term Investments[1]	63,036,325	—	—	63,036,325
Futures Contracts[2]	3,578,478	—	—	3,578,478
Total	$9,620,788,280	$—	$17,525,918	$9,638,314,198

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG89447MAY26